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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7428
ING GET Fund
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)
CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 to December 31, 2005
Item 1. Reports to Stockholders.
     The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Annual Report

December 31, 2005

ING GET Fund

• Series L
• Series M
• Series N
• Series P
• Series Q
• Series R
• Series S
• Series T
• Series U
• Series V

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the ING Funds website at www.ingfunds.com and (3) on the Security and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 1-800-992-0180.

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PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall, in my last letter I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

That enthusiasm, I am happy to report, is continuing to thrive. With the New Year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier. SM” is more than words; they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the new portfolios.

According to a recent finding, 58 percent of the world market capitalization now lies outside of the U.S.1 In other words, the majority of investment opportunities are now beyond our borders and we think that the ING VP Index Plus International Portfolio — a broad-based international portfolio — is an easy, single-step method to gain exposure to many of those opportunities.

Meanwhile, the ING VP Global Real Estate Portfolio was developed as an easy way to bring global — international and domestic — real estate opportunities to the variable portfolio investor. Real Estate Investment Trusts (REITs) are becoming more and more popular around the world, and this new portfolio seeks to capitalize on that popularity. But again, we’ve made it easy. With just one investment, investors bring the diversification of global real estate to their investment strategy.

One of our goals at ING Funds is to find tomorrow’s opportunities today, and we believe these two portfolios are just the latest examples of that plan in action.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
January 28, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

1     MSCI December, 2005

MARKET PERSPECTIVE:      YEAR ENDED DECEMBER 31, 2005

In our semi-annual report, we referred to mixed markets in which the U.S. investor lost on both domestic and international stocks, with gains in the latter trumped by the rebounding U.S. dollar. In the second half, global equities registered solid gains, although foreign markets ended the 2005 year more convincingly. The Morgan Stanley Capital International (“MSCI”) World® Index(1) calculated in dollars, including net reinvested dividends rose 10.3% for the six months ended December 31, 2005, and 9.5% for the full year. As for currencies, the dollar extended its first half run for the six months ended December 31, 2005, rising 2.1% against the euro (12.6% for the full year), 6.2% against the yen (14.7% for the full year), and 3.8% against the pound (10.2% for the full year). Commentators explained the U.S. dollar’s unexpected strength by pointing to relatively high U.S. interest rates, the re-cycling of oil exporters’ burgeoning wealth into dollar securities, the tax-related “repatriation” into dollars of U.S. corporations’ foreign currency balances, and, regarding the yen’s particular weakness, non-Japanese investors pouring money into the stock market but hedging their currency risk. Each dynamic was losing steam by 2005 year-end.

For more than a year, the main issue for US fixed-income investors had been the unexpected flattening of the yield curve, i.e. the shrinking difference between short-term and long-term interest rates. From June 2004 through June 2005 the Federal Open Market Committee (“FOMC”) had raised the Federal Funds Rate by 25 basis points nine times, pulling other short-term rates up. However, the yield on the ten-year U.S. Treasury Note had actually fallen by 0.71% over the same thirteen months. This was put down to an apparently growing perception in the market that inflation was a problem solved, due to a vigilant Federal Reserve, cheap goods and labor abroad, consistent productivity growth at home and foreign investors’ hunger for U.S. investments. Occasionally in the second half, for example when Hurricane Katrina and Rita affected oil prices, having peaked near $70 per barrel at the end of August 2005, there looked to be filtering through to general prices, the trend seemed about to break. Nevertheless, in the end the forces of curve flattening prevailed. By December 31, 2005, the FOMC had raised rates four more times, oil prices and the inflation scare had subsided and foreigners were still buying record amounts of U.S. securities. For the six months ended December 31, 2005, the yield on the ten-year Treasury rose by 45 basis points to 4.39% (17 basis points for the full year), and on 13-week U.S. Treasury Bills by 93 basis points (180 basis points for the full year) to 3.98%. The returns on the broad Lehman Brothers Aggregate Bond Index(2) and the Lehman Brothers High Yield Bond Index(3) was -0.1% and 1.6% for the six months ended December 31, 2005, and 2.4% and 2.7% for the full year, respectively.

The U.S. equities market in the form of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”)(4), added 5.8% including dividends in the latter half of 2005 and 4.9% for the full year, thanks to gains of 3.5% in July and November of 2005. Other months were flat to down and by 2005 year-end, the market, trading at a fairly undemanding price-to-earnings level of about 16 times earnings for the current fiscal year, was definitely struggling. Stock investors were initially encouraged by bullish economic reports and even more by second quarter company earnings figures which were, on average up more than 10% year over year. The optimistic mood lasted into early August of 2005, when the S&P 500 Index reached a four-year high, before drifting back as resurgent oil prices made records almost daily. In September and October of 2005 with Hurricanes Katrina and Rita seldom out of the news, two attempted rallies fizzled. High prices at the gas pump were already here. An expensive winter for heating fuel was certain. Sharply rising factory prices started to be found in local Federal Reserve and purchasing managers’ reports and, with consumer confidence slumping, the word “stagflation” was heard more than once. In spite of this, as November approached, an evidently swift recovery from the Hurricanes Katrina and Rita cheered investors and stock prices powered ahead through mid-December 2005, as oil prices fell back below $60 per barrel, inflation moderated, corporate profits remained buoyant and gross domestic product (“GDP”) growth, at 4.1% per annum, was the envy of the developed world. Yet the market gave back nearly 1.6% between Christmas and New Year, when new reports suggested that the end of the bubbling housing market might be at hand. Rising house prices had encouraged the consumer spending that was largely behind robust GDP growth; spending that is, by people who on average were saving little, if anything.

In international markets Japan was the shining star of the second half, soaring 33.3%, based on the MSCI Japan® Index(5) in dollars plus net dividends for the six months ended December 31, 2005, and 25.5% for the

MARKET PERSPECTIVE:      YEAR ENDED DECEMBER 31, 2005

full year, as the market repeatedly broke five-year records amid new optimism. Investors, albeit mainly foreign ones, came to the belief that Japan is re-emerging as a balanced economy and less dependent on exports. Japanese corporations and banks have repaired their balance sheets at last. Rising wages are supporting domestic demand, in addition to an expected end to deflation, seems at hand. European ex UK markets leaped 11.8%, according to the MSCI Europe ex UK® Index(6) in dollars including net dividends for the six months ended December 31, 2005 (10.5% for the full year) and 14.7% in local currencies (27.7% for the full year) to the best levels in over four years, despite the first interest rate increase, to 2.5%, in over five years. Mounting evidence of a recovery in local demand, resilient profits and an upsurge of merger and acquisition activity boosted markets that are not particularly expensive. UK equities advanced 6.4% in the six months ended December 31, 2005 (7.4% for the full year) based on the MSCI UK® Index(7) in dollars including net dividends, concealing a more impressive 11.1% increase in pounds (20.1% for the full year), to the highest in four years. The period was dominated by the effect of five interest rate increases to restrain over-stretched consumers and soaring real estate prices. Yet, in the face of mostly miserable economic reports, and despite terrorist attacks in London over two days in July of 2005, investors, encouraged by merger and acquisition activity, supported an inexpensive market yielding over 3%.

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4) The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING GET FUND — SERIES L THROUGH V
PORTFOLIO MANAGERS’ REPORT

During the Guarantee Period, the ING GET Fund — Series L, M, N, P, Q, R, S, T, U and V (each a “Series”; collectively the “GET Series”) seek to achieve maximum total return and minimal exposure of each Series’ assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period. The Series are managed by the following Portfolio Management Team with ING Investment Management Co., the Sub-Adviser:

Asset Allocation: Mary Ann Fernandez, Senior Vice President, serves as strategist for the Series and is responsible for overseeing overall Series strategy and the allocation of Series Assets between the Equity and Fixed components.

Equity Component: Omar Aguilar,* Portfolio Manager and Douglas K. Coté, Portfolio Manager, co-manage the Equity Component.

Fixed Component: The Fixed Component is managed by James B. Kauffmann, Portfolio Manager.

Note: The Series are closed to new deposits.

Performance: Listed below are the total returns for each Series, the Standard & Poor’s 500 Composite Stock Price Index(1) (“S&P 500 Index”) and the Lehman Brothers 1-3 Year Government (“LBG 1-3”) Index(2) for the year ended December 31, 2005:

Series L	2.43%
Series M	2.29%
Series N	2.10%
Series P	1.34%
Series Q	1.59%
Series R	1.66%
Series S	1.88%
Series T	1.58%
Series U	1.43%
Series V	0.88%
S&P 500 Index	4.91%
LBG 1-3 Index	1.73%

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.

(2) The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

An investor cannot invest directly in an index.

*	Effective December 2005, Omar Aguilar replaced Hugh Whelan as Portfolio Manager.

ING GET FUND — SERIES L — V
PORTFOLIO MANAGERS’ REPORT

Portfolio Specifics: Series performance is driven by a combination of returns on the equity component, returns on the fixed-income component and the asset allocation between the two components. The asset allocation process seeks to participate in rising equity markets and protect principal on the downside. Stocks are more volatile than bonds, an important consideration in the asset allocation process. Other factors, such as the current level of interest rates, time remaining to the maturity date and the ratio of current assets to the underlying guarantee amount are also important. The Series’ allocation to equities and fixed-income is dependent on these factors and the path they take over the guarantee period. In general, when the time left to maturity is short, or the ratio of assets to the guarantee amount is low, asset allocation will tend to be conservative in order to protect principal from losses. All other factors being equal, the Series generally buys equities (and sells fixed-income securities) when the equity market rises and sells equities (and buys bonds) as the equity market declines. The use of fixed-income securities reduces the Series’ ability to participate as fully in upward moving equity markets.

The Series L-Q fixed-income component outperformed the Lehman Brothers 1-3 Year Government Index. Positive performance was attributed to the impact of duration, as these funds have shorter durations than the index, and shorter duration issues outperformed longer duration issues over the period. Get R’s duration is currently neutral to the Lehman Brothers 1-3 Government Index and its return was neutral to the Index.

The Series S-V fixed-income component underperformed the Lehman Brothers 1-3 Year Government Index.

The Series’ equity component performed approximately in line with the S&P 500 index. Positive security selection, especially in the health care, energy and consumer staples sectors added to performance. Stock selection in the telecommunication, information technology and materials sectors detracted from performance. Our overweight in Apple Computer was one of the largest positive contributors to performance, while our overweight in Dell was one of the largest detractors from performance. Individual security selection was helped by the effectiveness of factors historically successful at identifying outperforming stocks, especially free cash flow to price, price momentum and relative price-to-earnings. Changes in accruals, analyst estimate revisions and changes in capital expenditures to depreciation were not helpful in our stock selection process.

The GET Series of Funds are invested according to a model investment portfolio. Noteworthy features of the investment performance of the Funds are reported according to this model (gross of expenses) since that reflects the way in which the investment decisions are actually made. While we expect the statements to be accurate for each of the individual Funds within the Series, this may not always be the case due to cash flow differences from Fund to Fund.

Current Strategy and Outlook: As we move into 2006, momentum in the U.S. economy remains strong. Real gross domestic product (“GDP”) growth is likely to decelerate during the year, however, increases in net exports and capital spending may not fully offset a slowdown in residential investment. Falling gasoline prices have led to lower headline inflation rates, and are likely to take some pressure off core consumer price index (“CPI”) inflation. The risk that core inflation will rise as the expansion puts more pressure on resources, however, still exists. Given this scenario, we believe the Federal Open Market Committee (“FOMC”) will continue raising rates in early 2006. Whether it stops tightening will

Asset Allocation

as of December 31, 2005
(as a percent of net assets)

	Fixed	Common	Other Assets
	Income	Stock	and Liabilities

GET L	97.6%	2.6%	(0.2)%
GET M	92.9%	7.2%	(0.1)%
GET N	84.6%	15.5%	(0.1)%
GET P	91.3%	8.9%	(0.2)%
GET Q	81.9%	18.2%	(0.1)%
GET R	71.7%	28.4%	(0.1)%
GET S	64.9%	35.2%	(0.1)%
GET T	67.7%	32.4%	(0.1)%
GET U	63.9%	36.3%	(0.2)%
GET V	84.4%	15.7%	(0.1)%
Portfolio holdings are subject to change daily.

depend mainly on its assessment of inflation risk. A sustained expansion and benign wage and price inflation — the most likely scenario for 2006 in our view — should provide a good climate for equity market performance.

Our outlook for fixed-income securities is enthusiastic, as we expect bond yields will rise from current levels as the Federal Reserve continues to tighten the supply of credit. Allocation between equities and fixed-income is dependent on our quantitative asset allocation model, which uses the factors mentioned above, not on a qualitative evaluation of the bond versus the equity markets.

ING GET FUND — SERIES L
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2005

		Since Inception
		of Guarantee Period
	1 Year	March 15, 2001

ING GET Fund — Series L	2.43%	1.87%
S&P 500 Index(1)	4.91%	1.84	%(2)
Lehman Brothers 1-3 Year Government Index(3)	1.73%	3.55	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series L against the S&P 500 Index and the Lehman Brothers 1-3 Year Government Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.

(2)Since inception performance for the index is shown from March 1, 2001.

(3)The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

ING GET FUND — SERIES M
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2005

		Since Inception
		of Guarantee Period
	1 Year	June 14, 2001

ING GET Fund — Series M	2.29%	2.01%
S&P 500 Index(1)	4.91%	1.58	%(2)
Lehman Brothers 1-3 Year Government Index(3)	1.73%	3.37	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series M against the S&P 500 Index and the Lehman Brothers 1-3 Year Government Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 922-0181 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.

(2)Since inception performance for the index is shown from June 1, 2001.

(3)The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

ING GET FUND — SERIES N
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2005

		Since Inception
		of Guarantee Period
	1 Year	September 18, 2001

ING GET Fund — Series N	2.10%	2.45%
S&P 500 Index(1)	4.91%	6.19	%(2)
Lehman Brothers 1-3 Year Government Index(3)	1.73%	2.72	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series N against the S&P 500 Index and the Lehman Brothers 1-3 Year Government Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 922-0181 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.

(2)Since inception performance for the index is shown from October 1, 2001.

(3)The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

ING GET FUND — SERIES P
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2005

		Since Inception
		of Guarantee Period
	1 Year	December 13, 2001

ING GET Fund — Series P	1.34%	2.03%
S&P 500 Index(1)	4.91%	4.06	%(2)
Lehman Brothers 1-3 Year Government Index(3)	1.73%	2.65	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series P against the S&P 500 Index and the Lehman Brothers 1-3 Year Government Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 922-0181 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.

(2)Since inception performance for the index is shown from December 1, 2001.

(3)The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

ING GET FUND — SERIES Q
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2005

		Since Inception
		of Guarantee Period
	1 Year	March 15, 2002

ING GET Fund — Series Q	1.59%	2.83%
S&P 500 Index(1)	4.91%	5.02	%(2)
Lehman Brothers 1-3 Year Government Index(3)	1.73%	2.61	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series Q against the S&P 500 Index and the Lehman Brothers 1-3 Year Government Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 922-0181 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.

(2)Since inception performance for the index is shown from March 1, 2002.

(3)The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

ING GET FUND — SERIES R
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2005

		Since Inception
		of Guarantee Period
	1 Year	June 14, 2002

ING GET Fund — Series R	1.66%	3.55%
S&P 500 Index(1)	4.91%	6.36	%(2)
Lehman Brothers 1-3 Year Government Index(3)	1.73%	2.54	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series R against the S&P 500 Index and the Lehman Brothers 1-3 Year Government Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 922-0181 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.

(2)Since inception performance for the index is shown from June 1, 2002.

(3)The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

ING GET FUND — SERIES S
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2005

		Since Inception
		of Guarantee Period
	1 Year	September 12, 2002

ING GET Fund — Series S	1.88%	3.50%
S&P 500 Index(1)	4.91%	11.72	%(2)
Lehman Brothers 1-3 Year Government Index(3)	1.73%	1.97	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series S against the S&P 500 Index and the Lehman Brothers 1-3 Year Government Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 922-0181 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.

(2)Since inception performance for the index is shown from September 1, 2002.

(3)The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

ING GET FUND — SERIES T
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2005

		Since Inception
		of Guarantee Period
	1 Year	December 12, 2002

ING GET Fund — Series T	1.58%	3.62%
S&P 500 Index(1)	4.91%	11.76	%(2)
Lehman Brothers 1-3 Year Government Index(3)	1.73%	1.88	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series T against the S&P 500 Index and the Lehman Brothers 1-3 Year Government Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 922-0181 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.

(2)Since inception performance for the index is shown from December 1, 2002.

(3)The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

ING GET FUND — SERIES U
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2005

		Since Inception
		of Guarantee Period
	1 Year	March 13, 2003

ING GET Fund — Series U	1.43%	4.29%
S&P 500 Index(1)	4.91%	17.01	%(2)
Lehman Brothers 1-3 Year Government Index(3)	1.73%	1.53	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series U against the S&P 500 Index and the Lehman Brothers 1-3 Year Government Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 922-0181 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.

(2)Since inception performance for the index is shown from March 1, 2003.

(3)The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

ING GET FUND — SERIES V
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2005

		Since Inception
		of Guarantee Period
	1 Year	June 13, 2003

ING GET Fund — Series V	0.88%	0.66%
S&P 500 Index(1)	4.91%	12.53	%(2)
Lehman Brothers 1-3 Year Government Index(3)	1.73%	1.36	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund — Series V against the S&P 500 Index and the Lehman Brothers 1-3 Year Government Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 922-0181 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.

(2)Since inception performance for the index is shown from June 1, 2003.

(3)The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

ING GET FUND SERIES L THROUGH V
INVESTMENT STRATEGY AND PRINCIPAL RISKS

What is the Investment Strategy during the Guarantee Period?

The ING GET Fund Series L through V, collectively the (“Fund”), separately the (“Series”) do not implement an “investment strategy” in any conventional sense. Rather, the Series’ asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocate their assets among the following asset classes:

During the Guarantee Period, the Series’ assets will be allocated between the:

•	Equity Component, consisting of common stocks included in the S&P 500 Index, futures contracts on the S&P 500 Index, and when the Equity Component’s market value is $5 million or less, investments in exchange traded funds (“ETFs”) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500 Index, in S&P 500 Index futures, or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series’ investments in such securities (“Equity Component”); and the

•	Fixed Component, consisting primarily of short-to intermediate-duration U.S. Government securities (“Fixed Component”).

The Series’ asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company may be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Series.

How does the Series’ Asset Allocation work?

ING Investment Management Co. (“ING IM”), Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series’ total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a “material decline” (at least a 30% decline) in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

Equity Component: ING IM manages the Equity Component by overweighting those stocks in the S&P 500 Index that it believes will outperform the S&P 500 Index, and underweighting (or avoiding altogether) those stocks ING IM believes will underperform the S&P 500 Index (“Enhanced Index Strategy”). Stocks ING IM believes are likely to match the performance of the S&P 500 Index are invested in proportion to their representation in the Index. To determine which stocks to weight more or less heavily, ING IM uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. ING IM expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 Index in both rising and falling markets.

If the Equity Component’s market value is $5 million or less, in order to replicate an investment in stocks listed in the S&P 500 Index, ING IM may invest the entire amount of the Equity Component’s assets in S&P 500 Index futures, in exchange traded funds (“ETFs”), or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series’ investment in such securities (subject to restrictions imposed by the 1940 Act). ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ING IM will not employ an enhanced index

ING GET FUND SERIES L THROUGH V
INVESTMENT STRATEGY AND PRINCIPAL RISKS

strategy when it invests in S&P 500 Index futures and ETFs.

Fixed Component: ING IM seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). Although the Series invest in securities insured or guaranteed by the U.S. Government, the Series shares are not issued or guaranteed. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage backed securities (including commercial mortgage backed securities) which are rated AAA or Aaa at the time of purchase by Moody’s Investors Service, Inc. (“Moody’s”) or S&P, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody’s. The Fixed Component may also include U.S. Treasury futures and money market instruments.

What are the Principal Guarantee Period Risks?

Allocation Risk: If, at the inception of, or any time during, the Guarantee Period interest rates are low, the Series’ assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed-income securities. In addition, if during the Guarantee Period the equity markets experienced a material decline, the Series’ assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Active Asset Allocation May Underperform Static Strategies: The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Series, may increase the Series’ transaction costs.

Opportunity Costs: There are substantial opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series’ assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series’ assets. If the market value of the Equity Component rises, the percentage of the Series’ assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series’ assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and of the underlying contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a Contract- holder or Participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have

ING GET FUND SERIES L THROUGH V
INVESTMENT STRATEGY AND PRINCIPAL RISKS

received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current net asset value (“NAV”) which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not the Public Offering Price, and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by insurance companies offering the Series. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

Worst Case Scenarios for the Series’ Equity Participation: The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series’ NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series’ assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

Annuity Charges: Contract-holders and Participants with interests in the Series through separate accounts are not subject to identical separate account charges. In its proprietary computer model, ING IM uses an expense factor designed to have the Series produce a return which may cover some portion of these charges. The expense factor for the Series is determined at the inception of the Guarantee Period. If the expense factor is set to cover the higher charges, the initial asset allocation to the Equity Component will be lower. Accordingly, the level of the expense factor chosen by the Series may represent a greater opportunity cost to Contract-holders and Participants with lower separate account charges. Regardless of where the expense factor is set, it will not affect the Guarantee payable by the insurance company.

Stock and Bond Investments: The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on ING IM’s skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

With mortgage backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. Government or its agencies.

Declining Interest Rates: A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series’ assets to the Fixed Component in order to assure that such assets do not fall below the Guarantee.

Futures Contracts: The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class. The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

Exchange Traded Funds: ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the

ING GET FUND SERIES L THROUGH V
INVESTMENT STRATEGY AND PRINCIPAL RISKS

secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

Risks of Using Derivatives: Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series’ share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series’ realizing a lower return than expected on an investment.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
	July 1, 2005	December 31, 2005	Ratio	December 31, 2005*

Actual Fund Return
Series L	$1,000.00	$1,014.90	0.55%	$2.79
Series M	1,000.00	1,015.60	0.55	2.79
Series N	1,000.00	1,016.00	0.55	2.79
Series P	1,000.00	1,010.40	0.80	4.05
Series Q	1,000.00	1,012.90	0.80	4.06
Series R	1,000.00	1,014.70	0.80	4.06
Series S	1,000.00	1,016.80	0.80	4.07
Series T	1,000.00	1,013.90	0.80	4.06
Series U	1,000.00	1,015.30	0.80	4.06
Series V	1,000.00	1,004.80	0.80	4.04
Hypothetical (5% return before expenses)

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
	July 1, 2005	December 31, 2005	Ratio	December 31, 2005*

Series L	$1,000.00	$1,022.43	0.55%	$2.80
Series M	1,000.00	1,022.43	0.55	2.80
Series N	1,000.00	1,022.43	0.55	2.80
Series P	1,000.00	1,021.17	0.80	4.08
Series Q	1,000.00	1,021.17	0.80	4.08
Series R	1,000.00	1,021.17	0.80	4.08
Series S	1,000.00	1,021.17	0.80	4.08
Series T	1,000.00	1,021.17	0.80	4.08
Series U	1,000.00	1,021.17	0.80	4.08
Series V	1,000.00	1,021.17	0.80	4.08

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half-year.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders

ING GET Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of ING GET Fund — Series L, Series M, Series N, Series P, Series Q, Series R, Series S, Series T, Series U, and Series V, each a series of ING GET Fund, as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned portfolios as of December 31, 2005, the results of their operations, the changes in their net assets, and the financial highlights for the periods specified in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 27, 2006

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2005

	ING	ING	ING
	GET Fund	GET Fund	GET Fund
	Series L	Series M	Series N

ASSETS:
Investments in securities at value*	$40,311,257	$60,422,386	$63,393,147
Repurchase agreement	445,000	312,000	835,000
Cash	294	80	859
Dividends and interest receivable	1,395	5,432	21,662
Prepaid expenses	8,530	10,687	2,462
Reimbursement due from manager	—	—	9,509

Total assets	40,766,476	60,750,585	64,262,639

LIABILITIES:
Payable to affiliates	23,237	34,002	36,089
Payable for shares redeemed	43,189	13,018	12,919
Payable for trustee fees	4,288	3,772	5,349
Other accrued expenses and liabilities	22,532	27,930	24,802

Total liabilities	93,246	78,722	79,159

NET ASSETS	$40,673,230	$60,671,863	$64,183,480

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$43,330,970	$64,580,114	$64,447,676
Undistributed net investment income	1,551,083	2,585,213	2,271,480
Accumulated net realized loss on investments	(4,226,178)	(6,849,310)	(3,172,965)
Net unrealized appreciation on investments	17,355	355,846	637,289

NET ASSETS	$40,673,230	$60,671,863	$64,183,480

* Cost of investments in securities	$40,293,902	$60,066,540	$62,755,858
Net assets	$40,673,230	$60,671,863	$64,183,480
Shares authorized	unlimited	unlimited	unlimited
Par value	n/a	n/a	n/a
Shares outstanding	4,243,198	6,339,898	6,476,079
Net asset value and redemption price per share	$9.59	$9.57	$9.91

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2005

	ING	ING	ING
	GET Fund	GET Fund	GET Fund
	Series P	Series Q	Series R

ASSETS:
Investments in securities at value*	$102,156,113	$115,055,157	$108,144,778
Repurchase agreement	397,000	882,000	994,000
Cash	273	203	214
Dividends and interest receivable	11,182	39,984	38,111
Prepaid expenses	4,032	4,500	4,379
Reimbursement due from manager	14,920	17,855	16,591

Total assets	102,583,520	115,999,699	109,198,073

LIABILITIES:
Payable to affiliates	79,741	89,833	84,825
Payable for shares redeemed	77,290	5,250	6,072
Payable for trustee fees	7,705	6,060	5,029
Other accrued expenses and liabilities	38,485	45,265	37,639

Total liabilities	203,221	146,408	133,565

NET ASSETS	$102,380,299	$115,853,291	$109,064,508

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$102,997,163	$110,849,835	$102,075,707
Undistributed net investment income	3,537,139	4,135,601	3,446,516
Accumulated net realized gain (loss) on investments	(4,308,093)	(430,411)	1,818,552
Net unrealized appreciation on investments	154,090	1,298,266	1,723,733

NET ASSETS	$102,380,299	$115,853,291	$109,064,508

* Cost of investments in securities	$102,002,023	$113,756,891	$106,421,045
Net assets	$102,380,299	$115,853,291	$109,064,508
Shares authorized	unlimited	unlimited	unlimited
Par value	n/a	n/a	n/a
Shares outstanding	10,427,674	11,453,206	10,688,563
Net asset value and redemption price per share	$9.82	$10.12	$10.20

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2005

	ING	ING	ING	ING
	GET Fund	GET Fund	GET Fund	GET Fund
	Series S	Series T	Series U	Series V

ASSETS:
Investments in securities at value*	$148,527,252	$127,730,869	$140,215,004	$220,227,540
Repurchase agreement	1,446,000	876,000	1,400,000	2,027,000
Cash	564	416	419	698
Dividends and interest receivable	64,478	51,018	259,440	43,140
Prepaid expenses	6,141	5,313	5,438	8,838
Reimbursement due from manager	21,944	20,083	29,959	33,264

Total assets	150,066,379	128,683,699	141,910,260	222,340,480

LIABILITIES:
Payable to affiliates	117,255	101,028	110,431	172,221
Payable for shares redeemed	7,722	39,599	414,578	114,812
Payable for trustee fees	9,069	6,547	3,787	4,073
Other accrued expenses and liabilities	53,094	42,978	43,016	65,747

Total liabilities	187,140	190,152	571,812	356,853

NET ASSETS	$149,879,239	$128,493,547	$141,338,448	$221,983,627

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$142,022,112	$122,394,901	$136,542,719	$228,105,376
Undistributed net investment income	3,997,218	3,430,033	3,017,180	4,208,821
Accumulated net realized gain (loss) on investments	895,489	1,458,562	932,606	(2,198,201)
Net unrealized appreciation or depreciation on investments	2,964,420	1,210,051	845,943	(8,132,369)

NET ASSETS	$149,879,239	$128,493,547	$141,338,448	$221,983,627

* Cost of investments in securities	$145,562,832	$126,520,818	$139,369,061	$228,359,909
Net assets	$149,879,239	$128,493,547	$141,338,448	$221,983,627
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	n/a	n/a	n/a	n/a
Shares outstanding	14,854,249	12,836,517	14,467,830	22,468,781
Net asset value and redemption price per share	$10.09	$10.01	$9.77	$9.88

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2005

	ING	ING	ING
	GET Fund	GET Fund	GET Fund
	Series L	Series M	Series N

INVESTMENT INCOME:
Dividends	$19,000	$76,865	$174,032
Interest	1,788,652	2,885,338	2,494,199

Total investment income	1,807,652	2,962,203	2,668,231

EXPENSES:
Investment management fees	277,204	407,682	428,555
Transfer agent fees	110	110	117
Administrative service fees	25,409	37,369	39,283
Shareholder reporting expense	7,165	7,140	7,047
Registration fees	2,097	3,044	3,219
Professional fees	9,404	11,284	8,375
Custody and accounting expense	14,180	14,549	16,275
Trustee fees	3,780	3,320	6,850
Miscellaneous expense	2,272	4,922	3,413

Total expenses	341,621	489,420	513,134
Net waived and reimbursed fees	(86,986)	(114,944)	(119,460)

Net expenses	254,635	374,476	393,674

Net investment income	1,553,017	2,587,727	2,274,557

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	26,205	264,032	497,994
Net change in unrealized appreciation on investments	(545,119)	(1,388,744)	(1,354,941)

Net realized and unrealized loss on investments	(518,914)	(1,124,712)	(856,947)

Net increase in net assets resulting from operations	$1,034,103	$1,463,015	$1,417,610

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2005

	ING	ING	ING
	GET Fund	GET Fund	GET Fund
	Series P	Series Q	Series R

INVESTMENT INCOME:
Dividends	$184,086	$435,401	$602,375
Interest	4,286,508	4,746,606	3,885,588

Total investment income	4,470,594	5,182,007	4,487,963

EXPENSES:
Investment management fees	696,888	780,820	773,017
Distribution and service fees	290,369	325,340	322,089
Transfer agent fees	128	117	117
Administrative service fees	63,879	71,573	70,857
Shareholder reporting expense	15,168	17,980	14,384
Registration fees	5,276	5,838	5,657
Professional fees	20,400	24,828	22,432
Custody and accounting expense	19,085	22,788	23,425
Trustee fees	8,675	10,545	8,990
Miscellaneous expense	4,084	7,513	4,619

Total expenses	1,123,952	1,267,342	1,245,587
Net waived and reimbursed fees	(193,400)	(224,802)	(213,350)

Net expenses	930,552	1,042,540	1,032,237

Net investment income	3,540,042	4,139,467	3,455,726

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	617,405	2,470,497	2,558,913
Net change in unrealized appreciation on investments	(2,800,265)	(4,844,480)	(4,042,895)

Net realized and unrealized loss on investments	(2,182,860)	(2,373,983)	(1,483,982)

Net increase in net assets resulting from operations	$1,357,182	$1,765,484	$1,971,744

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2005

	ING	ING	ING	ING
	GET Fund	GET Fund	GET Fund	GET Fund
	Series S	Series T	Series U	Series V

INVESTMENT INCOME:
Dividends	$912,454	$727,358	$926,375	$659,793
Interest	4,530,612	3,910,833	3,341,911	5,575,646

Total investment income	5,443,066	4,638,191	4,268,286	6,235,439

EXPENSES:
Investment management fees	1,074,397	896,858	927,901	1,512,910
Distribution and service fees	447,663	373,689	386,623	630,376
Transfer agent fees	117	117	117	128
Administrative service fees	98,483	82,209	85,055	138,679
Shareholder reporting expense	21,900	17,841	21,686	25,265
Registration fees	7,948	6,407	6,543	11,519
Professional fees	32,005	26,993	31,368	48,149
Custody and accounting expense	26,045	29,200	26,220	36,875
Trustee fees	15,312	12,228	12,369	17,960
Miscellaneous expense	6,253	4,709	5,162	7,894

Total expenses	1,730,123	1,450,251	1,503,044	2,429,755
Net waived and reimbursed fees	(295,606)	(252,957)	(263,470)	(409,697)

Net expenses	1,434,517	1,197,294	1,239,574	2,020,058

Net investment income	4,008,549	3,440,897	3,028,712	4,215,381

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain on investments	1,473,943	1,775,153	1,585,227	95,367
Net change in unrealized appreciation on investments	(2,507,629)	(3,156,320)	(2,597,198)	(2,508,343)

Net realized and unrealized loss on investments	(1,033,686)	(1,381,167)	(1,011,971)	(2,412,976)

Net increase in net assets resulting from operations	$2,974,863	$2,059,730	$2,016,741	$1,802,405

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING GET Fund Series L		ING GET Fund Series M

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$1,553,017	$1,758,988	$2,587,727	$3,162,219
Net realized gain on investments	26,205	1,374,615	264,032	1,856,222
Net change in unrealized appreciation on investments	(545,119)	(2,711,700)	(1,388,744)	(4,247,118)

Net increase in net assets resulting from operations	1,034,103	421,903	1,463,015	771,323

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,759,054)	(2,405,744)	(3,162,615)	(3,723,446)

Total distributions	(1,759,054)	(2,405,744)	(3,162,615)	(3,723,446)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	1,759,054	2,405,744	3,162,615	3,723,446
Cost of shares redeemed	(12,989,445)	(15,696,441)	(17,622,134)	(18,774,905)

Net decrease in net assets resulting from capital share transactions	(11,230,391)	(13,290,697)	(14,459,519)	(15,051,459)

Net decrease in net assets	(11,955,342)	(15,274,538)	(16,159,119)	(18,003,582)

NET ASSETS:
Beginning of year	52,628,572	67,903,110	76,830,982	94,834,564

End of year	$40,673,230	$52,628,572	$60,671,863	$76,830,982

Undistributed net investment income at end of year	$1,551,083	$1,757,240	$2,585,213	$3,160,504

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING GET Fund Series N		ING GET Fund Series P

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$2,274,557	$2,741,348	$3,540,042	$4,390,002
Net realized gain on investments	497,994	1,915,022	617,405	3,548,291
Net change in unrealized appreciation on investments	(1,354,941)	(3,193,310)	(2,800,265)	(5,728,395)

Net increase in net assets resulting from operations	1,417,610	1,463,060	1,357,182	2,209,898

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,741,129)	(3,108,483)	(4,389,931)	(5,406,227)

Total distributions	(2,741,129)	(3,108,483)	(4,389,931)	(5,406,227)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	2,741,129	3,108,483	4,389,931	5,406,227
Cost of shares redeemed	(18,222,831)	(20,658,266)	(31,900,754)	(37,526,523)

Net decrease in net assets resulting from capital share transactions	(15,481,702)	(17,549,783)	(27,510,823)	(32,120,296)

Net decrease in net assets	(16,805,221)	(19,195,206)	(30,543,572)	(35,316,625)

NET ASSETS:
Beginning of year	80,988,701	100,183,907	132,923,871	168,240,496

End of year	$64,183,480	$80,988,701	$102,380,299	$132,923,871

Undistributed net investment income at end of year	$2,271,480	$2,739,100	$3,537,139	$4,388,248

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING GET Fund Series Q		ING GET Fund Series R

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$4,139,467	$5,101,215	$3,455,726	$4,298,655
Net realized gain on investments	2,470,497	4,174,953	2,558,913	4,346,271
Net change in unrealized appreciation on investments	(4,844,480)	(6,245,109)	(4,042,895)	(4,455,894)

Net increase in net assets resulting from operations	1,765,484	3,031,059	1,971,744	4,189,032

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(5,100,348)	(5,804,349)	(4,294,908)	(5,052,323)
Net realized gains	—	—	(3,191,195)	—

Total distributions	(5,100,348)	(5,804,349)	(7,486,103)	(5,052,323)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	5,100,348	5,804,349	7,486,103	5,052,323
Cost of shares redeemed	(34,867,951)	(34,099,980)	(39,672,821)	(30,479,231)

Net decrease in net assets resulting from capital share transactions	(29,767,603)	(28,295,631)	(32,186,718)	(25,426,908)

Net decrease in net assets	(33,102,467)	(31,068,921)	(37,701,077)	(26,290,199)

NET ASSETS:
Beginning of year	148,955,758	180,024,679	146,765,585	173,055,784

End of year	$115,853,291	$148,955,758	$109,064,508	$146,765,585

Undistributed net investment income at end of year	$4,135,601	$5,098,936	$3,446,516	$4,289,267

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING GET Fund Series S		ING GET Fund Series T

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$4,008,549	$4,615,232	$3,440,897	$3,995,554
Net realized gain on investments	1,473,943	5,630,946	1,775,153	4,977,076
Net change in unrealized appreciation on investments	(2,507,629)	(4,322,190)	(3,156,320)	(4,372,106)

Net increase in net assets resulting from operations	2,974,863	5,923,988	2,059,730	4,600,524

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(4,612,157)	(5,950,093)	(3,991,444)	(4,981,310)
Net realized gains	(5,243,459)	(3,429,111)	(5,001,863)	(2,938,404)

Total distributions	(9,855,616)	(9,379,204)	(8,993,307)	(7,919,714)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	9,855,616	9,379,204	8,993,307	7,919,714
Cost of shares redeemed	(57,187,372)	(52,124,639)	(38,650,737)	(34,479,696)

Net decrease in net assets resulting from capital share transactions	(47,331,756)	(42,745,435)	(29,657,430)	(26,559,982)

Net decrease in net assets	(54,212,509)	(46,200,651)	(36,591,007)	(29,879,172)

NET ASSETS:
Beginning of year	204,091,748	250,292,399	165,084,554	194,963,726

End of year	$149,879,239	$204,091,748	$128,493,547	$165,084,554

Undistributed net investment income at end of year	$3,997,218	$4,605,686	$3,430,033	$3,984,944

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING GET Fund Series U		ING GET Fund Series V

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$3,028,712	$3,414,681	$4,215,381	$4,947,575
Net realized gain on investments	1,585,227	7,604,280	95,367	1,975,911
Net change in unrealized appreciation on investments	(2,597,198)	(5,106,221)	(2,508,343)	1,396,393

Net increase in net assets resulting from operations	2,016,741	5,912,740	1,802,405	8,319,879

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(3,412,563)	(3,520,352)	(4,945,298)	(3,464,926)
Net realized gains	(8,182,479)	(7,666,840)	—	—

Total distributions	(11,595,042)	(11,187,192)	(4,945,298)	(3,464,926)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	11,595,042	11,187,192	4,945,298	3,464,926
Cost of shares redeemed	(31,422,493)	(34,267,953)	(66,524,803)	(122,698,741)

Net decrease in net assets resulting from capital share transactions	(19,827,451)	(23,080,761)	(61,579,505)	(119,233,815)

Net decrease in net assets	(29,405,752)	(28,355,213)	(64,722,398)	(114,378,862)

NET ASSETS:
Beginning of year	170,744,200	199,099,413	286,706,025	401,084,887

End of year	$141,338,448	$170,744,200	$221,983,627	$286,706,025

Undistributed net investment income at end of period	$3,017,180	$3,406,372	$4,208,821	$4,943,082

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES L
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Year Ended December 31,

	2005		2004	2003	2002		2001

Per Share Operating Performance:
Net asset value, beginning of year	$9.74		10.11	10.12	9.86		10.01

Income (loss) from investment operations:
Net investment income	$0.32	**	0.39	0.39	0.33		0.24
Net realized and unrealized loss on investments	$(0.09)		(0.33)	(0.04)	(0.07)		(0.15)
Total from investment operations	$0.23		0.06	0.35	0.26		0.09

Less distributions from:
Net investment income	$0.38		0.43	0.36	0.00	(3)	0.24
Total distributions	$0.38		0.43	0.36	0.00	(3)	0.24
Net asset value, end of year	$9.59		9.74	10.11	10.12		9.86

Total Return(1)%	2.43		0.56	3.47	2.69		(0.14	)*

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$40,673		52,629	67,903	76,433		81,636

Ratios to average net assets:
Net expenses after expense reimbursement(2)%	0.55		0.75	0.75	0.75		0.74
Gross expenses prior to expense reimbursement %	0.74		0.70	0.76	0.81		0.76
Net investment income after expense reimbursement(2)%	3.36		2.99	3.32	3.20		2.80
Portfolio turnover rate %	2		25	13	91		126

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(3) Amount is less than $0.01 per share.

* Total return calculation began on March 15, 2001, the first day of the Guarantee Period. Total return for year ended December 31, 2001 was 0.86%.

** Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES M
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

							March 15,
	Year Ended December 31,						2001(1) to
							December 31,
	2005		2004	2003	2002		2001

Per Share Operating Performance:
Net asset value, beginning of period	$9.81		10.18	10.16	9.81		10.00

Income (loss) from investment operations:
Net investment income	$0.37	*	0.45	0.44	0.33		0.16
Net realized and unrealized gain (loss) on investments	$(0.15)		(0.37)	(0.05)	0.02		(0.19)
Total from investment operations	$0.22		0.08	0.39	0.35		(0.03)

Less distributions from:
Net investment income	$0.46		0.45	0.37	0.00	(5)	0.16
Total distributions	$0.46		0.45	0.37	0.00	(5)	0.16
Net asset value, end of period	$9.57		9.81	10.18	10.16		9.81

Total Return(2)%	2.29		0.83	3.85	3.60		(1.24)**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$60,672		76,831	94,835	115,427		123,103

Ratios to average net assets:
Net expenses after expense reimbursement/recoupment (3)(4)%	0.55		0.75	0.74	0.74		0.72
Gross expenses prior to expense reimbursement/recoupment(3)%	0.72		0.71	0.74	0.77		0.73
Net investment income after expense reimbursement/recoupment(3)(4)%	3.81		3.74	3.51	3.14		2.95
Portfolio turnover rate %	5		19	5	65		55

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(5) Amount is less than $0.01 per share.

* Per share data calculated using average number of shares outstanding throughout the period.

** Total return calculation began on June 14, 2001, the first day of the Guarantee Period. Total return from commencement of operations was (0.25%).

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES N
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

						June 14,
	Year Ended December 31,					2001(1) to
						December 31,
	2005		2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$10.09		10.28	10.12	10.30	10.00

Income (loss) from investment operations:
Net investment income	$0.32	*	0.38	0.34	0.25	0.07
Net realized and unrealized gain (loss) on investments	$(0.11)		(0.21)	0.09	(0.29)	0.31
Total from investment operations	$0.21		0.17	0.43	(0.04)	0.38

Less distributions from:
Net investment income	$0.39		0.36	0.27	0.00 (5)	0.07
Net realized gains on investments	$—		—	—	0.14	0.01
Total distributions	$0.39		0.36	0.27	0.14	0.08
Net asset value, end of period	$9.91		10.09	10.28	10.12	10.30

Total Return(2)%	2.10		1.70	4.30	(0.37)	2.82 **

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$64,183		80,989	100,184	118,815	135,532

Ratios to average net assets:
Net expenses after expense reimbursement/recoupment (3)(4)%	0.55		0.74	0.74	0.75	0.72
Gross expenses prior to expense reimbursement/recoupment(3)%	0.72		0.71	0.74	0.77	0.73
Net investment income after expense reimbursement/recoupment(3)(4)%	3.18		3.05	2.80	2.36	2.11
Portfolio turnover rate %	28		22	12	124	48

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(5) Amount is less than $0.01 per share.

* Per share data calculated using average number of shares outstanding throughout the period.

** Total return calculation began on September 18, 2001, the first day of the Guarantee Period. Total return from commencement of operations was 3.75%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES P
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

							September 18,
	Year Ended December 31,						2001(1) to
							December 31,
	2005		2004	2003	2002		2001

Per Share Operating Performance:
Net asset value, beginning of period	$10.07		10.31	10.18	10.06		10.00

Income (loss) from investment operations:
Net investment income	$0.30	*	0.39	0.37	0.23		0.01
Net realized and unrealized gain (loss) on investments	$(0.17)		(0.24)	0.03	(0.10)		0.06
Total from investment operations	$0.13		0.15	0.40	0.13		0.07

Less distributions from:
Net investment income	$0.38		0.39	0.27	0.00	(5)	0.01
Net realized gains on investments	$—		—	—	0.00	(5)	—
Total distributions	$0.38		0.39	0.27	0.01		0.01
Net asset value, end of period	$9.82		10.07	10.31	10.18		10.06

Total Return(2)%	1.34		1.48	3.91	1.27		0.26 **

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$102,380		132,924	168,240	218,665		236,096

Ratios to average net assets:
Net expenses after expense reimbursement (3)(4)%	0.80		0.96	0.97	0.98		0.88
Gross expenses prior to expense reimbursement (3)%	0.97		0.96	0.97	0.98		0.98
Net investment income after expense reimbursement(3)(4)%	3.05		2.97	2.75	2.21		1.51
Portfolio turnover rate %	22		40	25	123		2

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(5) Amount is less than $0.01 per share.

* Per share data calculated using average number of shares outstanding throughout the period.

** Total return calculation began on December 13, 2001, the first day of the Guarantee Period. Total return from commencement of operations was 0.66%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES Q
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

							December 13,
	Year Ended December 31,						2001(1) to
							December 31,
	2005		2004	2003	2002		2001

Per Share Operating Performance:
Net asset value, beginning of period	$10.37		10.56	10.04	10.01		10.00

Income (loss) from investment operations:
Net investment income	$0.32	*	0.40	0.34	0.20		0.01
Net realized and unrealized gain (loss) on investments	$(0.16)		(0.21)	0.18	0.03		—
Total from investment operations	$0.16		0.19	0.52	0.23		0.01

Less distributions from:
Net investment income	$0.41		0.38	—	0.20		—
Total distributions	$0.41		0.38	—	0.20		—
Net asset value, end of period	$10.12		10.37	10.56	10.04		10.01

Total Return(2)%	1.59		1.89	5.18	2.11	**	— †

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$115,853		148,956	180,025	228,920		7,767

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.80		0.96	0.97	0.97		0.82
Gross expenses prior to expense reimbursement(3)%	0.97		0.96	0.97	0.98		7.74
Net investment income after expense reimbursement (3)(4)%	3.18		3.15	2.82	2.37		0.90
Portfolio turnover rate %	37		26	15	95		—

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

†   As of December 31, 2001, the Series was in its Offering Period. Total return from commencement of operations was 0.10%.

* Per share data calculated using average number of shares outstanding throughout the period.

** Total return calculation began on March 15, 2002, the first day of the Guarantee Period. Total return for year ended December 31, 2002 was 2.31%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES R
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

					March 15,
	Year Ended December 31,				2002(1) to
					December 31,
	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.65		10.71	10.10	10.00

Income (loss) from investment operations:
Net investment income	$0.28	*	0.35	0.31	0.15
Net realized and unrealized gain (loss) on investments	$(0.11)		(0.06)	0.30	0.10
Total from investment operations	$0.17		0.29	0.61	0.25

Less distributions from:
Net investment income	$0.36		0.35	—	0.15
Net realized gains on investments	$0.26		—	—	—
Total distributions	$0.62		0.35	—	0.15
Net asset value, end of period	$10.20		10.65	10.71	10.10

Total Return(2)%	1.66		2.77	6.05	2.17 **

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$109,065		146,766	173,056	214,078

Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	0.80		0.94	1.00	0.99
Gross expenses prior to expense reimbursement/recoupment(3)%	0.97		0.94	0.98	1.02
Net investment income after expense reimbursement/recoupment (3)(4)%	2.68		2.72	2.59	2.57
Portfolio turnover rate %	37		45	17	76

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

* Per share data calculated using average number of shares outstanding throughout the period.

** Total return calculation began on June 14, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 2.47%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES S
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

						June 17,
	Year Ended December 31,					2002(1) to
						December 31,
	2005		2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.47		10.65		10.07	10.00

Income (loss) from investment operations:
Net investment income	$0.23	*	0.22	*	0.25	0.07
Net realized and unrealized gain (loss) on investments	$(0.04)		0.06		0.34	0.06
Total from investment operations	$0.19		0.28		0.59	0.13

Less distributions from:
Net investment income	$0.27		0.29		0.01	0.06
Net realized gains from investments	$0.30		0.17		—	—
Total distributions	$0.57		0.46		0.01	0.06
Net asset value, end of period	$10.09		10.47		10.65	10.07

Total Return(2)%	1.88		2.71		5.86	1.15 **

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$149,879		204,092		250,292	325,041

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.80		0.96		0.97	0.97
Gross expenses prior to expense reimbursement(3)%	0.97		0.96		0.97	0.97
Net investment income after expense reimbursement(3)(4)%	2.24		2.07		2.04	2.01
Portfolio turnover rate %	67		18		13	60

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerages and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

** Total return calculation began on September 12, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 1.35%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES T
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

						September 12,
	Year Ended December 31,					2002(1) to
						December 31,
	2005		2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.48		10.70		10.12	10.00

Income (loss) from investment operations:
Net investment income	$0.23	*	0.24	*	0.28	0.01
Net realized and unrealized gain (loss) on investments	$(0.07)		0.03		0.32	0.11
Total from investment operations	$0.16		0.27		0.60	0.12

Less distributions from:
Net investment income	$0.28		0.31		0.02	0.00(5)
Net realized gains from investments	$0.35		0.18		—	—
Total distributions	$0.63		0.49		0.02	0.00(5)
Net asset value, end of period	$10.01		10.48		10.70	10.12

Total Return(2)%	1.58		2.62		5.88	1.21 **

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$128,494		165,085		194,964	277,434

Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	0.80		0.96		0.98	0.96
Gross expenses prior to expense reimbursement/recoupment(3)%	0.97		0.96		0.98	1.07
Net investment income after expense reimbursement/recoupment (3)(4)%	2.30		2.26		2.14	1.91
Portfolio turnover rate %	53		36		24	4

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(5) Amount is less than $0.01 per share.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

** Total return calculation began on December 12, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 1.21%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES U
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

						December 12,
	Year Ended December 31,					2002(1) to
						December 31,
	2005		2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.42		10.75	10.00		10.00

Income (loss) from investment operations:
Net investment income	$0.20	*	0.23	0.18		0.00	**
Net realized and unrealized gain (loss) on investments	$(0.07)		0.11	0.57		0.00	**
Total from investment operations	$0.13		0.34	0.75		0.00	**

Less distributions from:
Net investment income	$0.23		0.21	—		—
Net realized gains from investments	$0.55		0.46	—		—
Total distributions	$0.78		0.67	—		—
Net asset value, end of period	$9.77		10.42	10.75		10.00

Total Return(2)%	1.43		3.40	7.29	††	—	†

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$141,338		170,744	199,099		1,550

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.80		0.95	0.98		0.65
Gross expenses prior to expense reimbursement(3)%	0.97		0.95	0.98		17.95
Net investment income after expense reimbursement(3)(4)%	1.96		1.88	1.78		0.66
Portfolio turnover rate %	42		59	74		—

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using average number of shares outstanding throughout the period of being incurred.

** Amount represents less than $0.01 per share.

†   As of December 31, 2002, the Series was in its Offering Period. Total return from commencement of operations was 0.00%.

††   Total return calculation began on March 13, 2003, the first day of the Guarantee Period. Total return for the entire calendar year was 7.50%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES V
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Year Ended			March 13,
	December 31,			2003(1) to
				December 31,
	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$9.99		9.87	10.00

Income from investment operations:
Net investment income	$0.17	*	0.19	0.08
Net realized and unrealized gain (loss) on investments	$(0.08)		0.04	(0.21)
Total from investment operations	$0.09		0.23	(0.13)

Less distributions from:
Net investment income	$0.20		0.11	—
Total distributions	$0.20		0.11	—
Net asset value, end of period	$9.88		9.99	9.87

Total Return(2)%	0.88		2.34	(1.50)**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$221,984		286,706	401,085

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.80		0.96	0.94
Gross expenses prior to expense reimbursement(3)%	0.96		0.96	0.94
Net investment income after expense reimbursement(3)(4)%	1.67		1.50	1.39
Portfolio turnover rate %	32		37	29

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using average number of shares outstanding throughout the period of being incurred.

** Total return calculation began on June 13, 2003, the first day of the Guarantee Period. Total return from commencement of operations was -1.30%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005

NOTE 1 — ORGANIZATION

Organization. The ING GET Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Massachusetts as a business trust on March 9, 1987. Currently there are ten diversified Series of the Fund, ING GET Fund-Series L (“GET L”), ING GET Fund-Series M (“GET M”), ING GET Fund-Series N (“GET N”), ING GET Fund-Series P (“GET P”), ING GET Fund-Series Q (“GET Q”), ING GET Fund-Series R (“GET R”), ING GET Fund-Series S (“GET S”), ING GET Fund-Series T (“GET T”), ING GET Fund-Series U (“GET U”) and ING GET Fund-Series V (“GET V”), each a Series.

Each Series seeks to achieve maximum total return and minimal exposure of Series Assets to a market value loss, by participating, to the extent possible, in favorable equity market performance without compromising a minimum targeted rate of return (Targeted Return) during a specified five year period (Guarantee Period). If during the Guarantee Period the equity markets experience a major decline, the Series’ assets may become largely or entirely invested in the Fixed Component. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. The minimum Targeted Return for each Series is 1.5% per year over the Guarantee Period (except for GET U and GET V, which do not have a Targeted Return) before asset based contract charges and each Series’ cost of operations. Investors are guaranteed by ING Life Insurance & Annuity Company (“ILIAC”) their initial investment less certain maintenance charges only if an investor had remained in the Series from the beginning of the Guarantee Period to the end of the Guarantee Period. Investors receive a guarantee from ILIAC that on the maturity date they will receive no less than the value of their investment in a GET Series Fund as of the last day of the offering period, adjusted for certain charges. The value of dividends and distributions made by each GET Series Fund throughout the Guarantee Period is taken into account in determining whether, for purposes of the Guarantee, the value of a Shareholder’s investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. ILIAC does not guarantee that investors will earn the minimum target return.

	Offering	Guarantee	Maturity
	Period	Period	Date

GET L*	12/14/00 – 03/14/01	03/15/01 – 03/14/06	03/14/06
GET M*	03/15/01 – 06/13/01	06/14/01 – 06/13/06	06/13/06
GET N*	06/14/01 – 09/17/01	09/18/01 – 09/15/06	09/15/06
GET P*	09/18/01 – 12/12/01	12/13/01 – 12/15/06	12/15/06
GET Q*	12/13/01 – 03/14/02	03/15/02 – 03/16/07	03/16/07
GET R*	03/15/02 – 06/13/02	06/14/02 – 06/15/07	06/15/07
GET S*	06/14/02 – 09/11/02	09/12/02 – 09/14/07	09/14/07
GET T*	09/12/02 – 12/11/02	12/12/02 – 12/14/07	12/14/07
GET U*	12/12/02 – 03/12/03	03/13/03 – 03/14/08	03/14/08
GET V*	03/13/03 – 06/12/03	06/13/03 – 06/13/08	06/13/08

*	Closed to new investors.

Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and certain tax-qualified retirement plans. At December 31, 2005, separate accounts of ILIAC and its affiliates held all the shares outstanding of each Series.

In accordance with the original fund prospectuses, GET L, GET M, GET N and GET P will liquidate on the Maturity Dates listed above. Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. As the U.S. generally accepted accounting principles for investment companies are materially consistent with the liquidation basis of accounting, the financial statements for GET L, GET M, GET N and GET P have been prepared in conformity with both accounting methods.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Series in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Series’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Series calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of the Series’ Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of the Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating the Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Series closes but before the time that the Series’ NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Series determines its NAV. In such a case, the Series will use the fair value of such securities as determined under the Series’ valuation procedures. Events after the close of trading on a foreign market that could require the Series to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Series calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Series could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Series is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Series to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Series determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Series’ NAV. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost,

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

which, when combined with accrued interest, approximates market value.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Series. Premium amortization and discount accretion are determined by the effective yield method. Dividend income is recorded on the ex-dividend date.

C.	Foreign Currency Translation. The books and records of the Series are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Series do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.	Foreign Currency Transactions and Futures Contracts. Each Series may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Series either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Series may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Series is required to deposit and maintain as collateral

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Series agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Series. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the year ended December 31, 2005, the Series did not invest in foreign currency transactions or futures.

E.	Distributions to Shareholders. The Series records distributions to their shareholders on ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Series. The Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principals for investment companies.

F.	Federal Income Taxes. It is the policy of the Series to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. No federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.	Use of Estimates. Management of the Series has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles. Actual results could differ from these estimates.

H.	Repurchase Agreements. Each Series may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Series will receive as collateral cash or securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Series. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Series in the event the Series is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.	Illiquid and Restricted Securities. Each Series may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Series to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available.

J.	Delayed Delivery Transactions. A Series may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Series’ Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

purchases, the Series are required to hold liquid assets as collateral with the Series’ custodian sufficient to cover the purchase price.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2005, the cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term securities, were as follows:

	Purchases	Sales

GET L	$784,727	$935,511
GET M	3,090,704	3,241,999
GET N	7,064,766	7,428,359
GET P	6,801,633	12,219,296
GET Q	18,587,482	24,157,241
GET R	25,642,341	31,198,459
GET S	38,039,474	38,865,262
GET T	37,307,108	38,455,002
GET U	35,571,510	44,238,702
GET V	27,200,869	39,639,245

U.S. Government securities not included above were as follows:

	Purchases	Sales

GET L	$—	$20,948,265
GET M	—	18,799,141
GET N	12,213,159	32,974,723
GET P	18,511,178	44,764,346
GET Q	29,818,653	58,813,933
GET R	22,101,531	56,426,585
GET S	81,352,306	138,137,156
GET T	41,804,284	79,340,875
GET U	29,115,700	51,249,363
GET V	53,556,000	109,031,159

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Series has entered into an Investment Management Agreement with ING Investments, LLC (the “Investment Manager”). The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Series. The fee for each Series is 0.25% during its Offering Period and 0.60% during its Guarantee Period.

The Investment Manager has engaged ING Investment Management Co. (“ING IM”), an indirect, wholly-owned subsidiary of ING Groep, N.V., to serve as Sub-Adviser to the Series. ING IM is responsible for managing the assets of the Series in accordance with their investment objective and policies, subject to oversight by the Investment Manager. ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individual and institutional investors.

ING Funds Services, LLC (“IFS”) acts as administrator and provides certain administrative and shareholder services necessary for Series’ operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Series a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

GET P, GET Q, GET R, GET S, GET T, GET U and GET V have adopted a distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby ING Funds Distributor, LLC (the “Distributor”) is reimbursed or compensated by the Series for expenses incurred in the distribution of each Series’ shares (“Distribution Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to reimburse or compensate expenses for the distribution and promotion of each Series’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, each Series pays the Distributor a Distribution Fee based on average daily net assets at the following rates:

GET P	0.25%
GET Q	0.25%
GET R	0.25%
GET S	0.25%
GET T	0.25%
GET U	0.25%
GET V	0.25%

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At December 31, 2005, the Series had the following amounts recorded in payable to affiliates on the

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

			Shareholder
	Accrued	Accrued	Accrued
	Investment	Administrative	Services and
	Management	Service	Distribution
	Fees	Fees	Fees	Total

GET L	$21,286	$1,951	$—	$23,237
GET M	31,147	2,855	—	34,002
GET N	33,059	3,030	—	36,089
GET P	52,867	4,846	22,028	79,741
GET Q	59,558	5,459	24,816	89,833
GET R	56,238	5,155	23,432	84,825
GET S	77,738	7,126	32,391	117,255
GET T	66,980	6,140	27,908	101,028
GET U	73,214	6,711	30,506	110,431
GET V	114,180	10,466	47,575	172,221

The Series have adopted a Deferred Compensation Plan (the “Plan”) which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the trustees’ fees payable. The deferred fees are invested in various funds advised by ING Investments, LLC until distribution in accordance with the Plan.

At December 31, 2005, the following indirect, wholly owned subsidiaries of ING Groep owned the following Series:

ING Life Insurance and Annuity Company — Series L (100.00%); Series M (100.00%); Series N (77.50%); Series P (34.98%); Series Q (30.33%); Series R (23.46%); Series S (35.45%); Series T (18.72%); Series U (16.58%); and Series V (19.84%).

ING USA Annuity and Life Insurance Company — Series N (22.50%); Series P (65.02%); Series Q (69.67%); Series R (76.54%); Series S (64.55%); Series T (81.28%); Series U (83.42%); and Series V (80.16%).

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At December 31, 2005, the Series had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

			Payable for
	Payable for	Payable for	Shareholder
	Custody	Professional	Reporting
	Fees	Fees	Expense

GET L	$5,295	$7,191	$9,109
GET M	5,120	10,723	10,163
GET N	4,341	10,223	7,654
GET P	6,809	12,606	17,112
GET Q	6,870	14,748	19,756
GET R	8,492	13,322	13,762
GET S	10,903	23,185	17,869
GET T	11,785	20,271	10,299
GET U	10,428	20,376	11,329
GET V	12,430	31,684	20,732

NOTE 8 — EXPENSE LIMITATIONS

ING Investments, LLC entered into written Expense Limitation Agreements with each Series whereby, the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses during the Guarantee Period to the levels listed below:

Maximum Operating Expense Limit
(as a percentage of average net assets)

GET L	0.55%
GET M	0.55
GET N	0.55
GET P	0.80
GET Q	0.80
GET R	0.80
GET S	0.80
GET T	0.80
GET U	0.80
GET V	0.80
The Investment Manager may at a later date recoup from a Series for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Series’ expense ratio does not exceed the percentage described above. Pursuant to a voluntary agreement effective January 1, 2005, amounts waived will not be recouped. Waived and reimbursed fees, net of any recoupment by the Investment Manager of such waived and reimbursed fees, are reflected on the accompanying Statements of Operations for each Series. Amounts payable by the Investment Manager are reflected in the Statements of Assets and Liabilities for each Series.

As of December 31, 2005, GET L had $9,711 available for possible recoupment, respectively. The amount of possible recoupment will expire on the Series’ maturity date of March 14, 2006.

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the Expense Limitation Agreements within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

The Series in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement“) with Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 (CONTINUED)

NOTE 9 — LINE OF CREDIT (continued)

(3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Series will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. For the year ended December 31, 2005, the Series did not utilize the line of credit.

NOTE 10 —	CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	GET Fund — Series L		GET Fund — Series M

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004

(Number of Shares)
Dividends reinvested	186,143	248,015	335,734	382,677
Shares redeemed	(1,344,190)	(1,565,026)	(1,826,516)	(1,871,956)

Net decrease in shares outstanding	(1,158,047)	(1,317,011)	(1,490,782)	(1,489,279)

($)
Dividends reinvested	$1,759,054	$2,405,744	$3,162,615	$3,723,446
Shares redeemed	(12,989,445)	(15,696,441)	(17,622,134)	(18,774,905)

Net decrease	$(11,230,391)	$(13,290,697)	$(14,459,519)	$(15,051,459)

	GET Fund — Series N		GET Fund — Series P

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004

(Number of Shares)
Dividends reinvested	281,141	313,040	452,104	545,533
Shares redeemed	(1,832,312)	(2,028,424)	(3,220,615)	(3,666,906)

Net decrease in shares outstanding	(1,551,171)	(1,715,384)	(2,768,511)	(3,121,373)

($)
Dividends reinvested	$2,741,129	$3,108,483	$4,389,931	$5,406,227
Shares redeemed	(18,222,831)	(20,658,266)	(31,900,754)	(37,526,523)

Net decrease	$(15,481,702)	$(17,549,783)	$(27,510,823)	$(32,120,296)

	GET Fund — Series Q		GET Fund — Series R

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004

(Number of Shares)
Dividends reinvested	510,545	570,172	744,886	487,206
Shares redeemed	(3,414,565)	(3,253,745)	(3,838,118)	(2,865,529)

Net decrease in shares outstanding	(2,904,020)	(2,683,573)	(3,093,232)	(2,378,323)

($)
Dividends reinvested	$5,100,348	$5,804,349	$7,486,103	$5,052,323
Shares redeemed	(34,867,951)	(34,099,980)	(39,672,821)	(30,479,231)

Net decrease	$(29,767,603)	$(28,295,631)	$(32,186,718)	$(25,426,908)

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 (CONTINUED)

NOTE 10 —	CAPITAL SHARES (continued)

	GET Fund — Series S		GET Fund — Series T

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004

(Number of Shares)
Dividends reinvested	993,510	920,432	911,176	775,682
Shares redeemed	(5,630,605)	(4,937,729)	(3,820,599)	(3,246,974)

Net decrease in shares outstanding	(4,637,095)	(4,017,297)	(2,909,423)	(2,471,292)

($)
Dividends reinvested	$9,855,616	$9,379,204	$8,993,307	$7,919,714
Shares redeemed	(57,187,372)	(52,124,639)	(38,650,737)	(34,479,696)

Net decrease	$(47,331,756)	$(42,745,435)	$(29,657,430)	$(26,559,982)

	GET Fund — Series U		GET Fund — Series V

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004

(Number of Shares)
Dividends reinvested	1,206,560	1,110,943	503,594	356,108
Shares redeemed	(3,131,266)	(3,240,723)	(6,727,708)	(12,315,461)

Net decrease in shares outstanding	(1,924,706)	(2,129,780)	(6,224,114)	(11,959,353)

($)
Dividends reinvested	$11,595,042	$11,187,192	$4,945,298	$3,464,926
Shares redeemed	(31,422,493)	(34,267,953)	(66,524,803)	(122,698,741)

Net decrease	$(19,827,451)	$(23,080,761)	$(61,579,505)	$(119,233,815)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The following permanent tax differences have been reclassified as of December 31, 2005:

	Undistributed
	Net Investment	Accumulated
	Income on	Net Realized
	Investments	Gains/(Losses)

GET L	$(120)	$120
GET M	(403)	403
GET N	(1,048)	1,048
GET P	(1,220)	1,220
GET Q	(2,454)	2,454
GET R	(3,569)	3,569
GET S	(4,860)	4,860
GET T	(4,364)	4,364
GET U	(5,341)	5,341
GET V	(4,344)	4,344

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2005		December 31, 2004

	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains

GET L	$1,759,054	$—	$2,405,744	$—
GET M	3,162,615	—	3,723,446	—
GET N	2,741,129	—	3,108,483	—
GET P	4,389,931	—	5,406,227	—
GET Q	5,100,348	—	5,804,349	—
GET R	4,566,293	2,919,810	5,052,323	—
GET S	4,986,069	4,869,547	8,495,730	883,474
GET T	4,657,402	4,335,905	7,887,210	32,504
GET U	6,288,086	5,306,956	11,163,878	23,314
GET V	4,945,298	—	3,464,926	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2005 were:

				Post-October
	Undistributed	Undistributed	Unrealized	Capital
	Ordinary	Long-Term	Appreciation/	Losses	Capital Loss	Expiration
	Income	Capital Gain	(Depreciation)	Deferred	Carryforwards	Dates

GET L	$1,551,071	$—	$(31,226)	$—	$(4,177,585)	2010
GET M	2,585,156	—	173,561	—	$(1,041,200)	2009
					(5,625,768)	2010

					$(6,666,968)

GET N	2,271,339	—	413,513	—	$(2,459,648)	2010
					(489,400)	2011

					$(2,949,048)

GET P	3,536,994	—	31,810	—	$(4,185,668)	2010
GET Q	4,135,343	133,398	734,715	—	—	—
GET R	3,527,858	2,349,898	1,113,378	—	—	—
GET S	4,365,507	1,126,569	2,367,884	—	—	—
GET T	3,792,465	2,017,020	475,677	(183,184)	—	—
GET U	3,473,307	1,289,490	36,765	—	—	—
GET V	4,208,340	—	(8,650,998)	—	$(944,787)	2011
					(135,661)	2012
					(598,643)	2013

					$(1,679,091)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004 ING Investments has reported to the Boards of Directors/ Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ING Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Board that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/ A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/ A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

As has been widely reported in the media, the New York Attorney General’s office (“NYAG”) is conducting broad investigations regarding insurance quoting and brokerage practices. ING U.S. has been subpoenaed in this regard, and is cooperating fully with these NYAG requests for information.

ING U.S. believes that its practices are consistent with our business principles and our commitment to our customers.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES L
AS OF DECEMBER 31, 2005

Shares
			Value

COMMON STOCK: 2.6%
		Advertising: 0.0%
40	@	Interpublic Group of Cos., Inc.	$386
18		Omnicom Group	1,532

			1,918

		Aerospace/ Defense: 0.1%
98		Boeing Co.	6,884
25		General Dynamics Corp.	2,851
10		Goodrich Corp.	411
10		L-3 Communications Holdings, Inc.	744
57		Lockheed Martin Corp.	3,627
33		Northrop Grumman Corp.	1,984
54		Raytheon Co.	2,168
25		Rockwell Collins, Inc.	1,162
95		United Technologies Corp.	5,311

			25,142

		Agriculture: 0.1%
184		Altria Group, Inc.	13,748
102		Archer-Daniels-Midland Co.	2,515
27		Monsanto Co.	2,093
11		Reynolds America, Inc.	1,049
20		UST, Inc.	817

			20,222

		Airlines: 0.0%
62		Southwest Airlines Co.	1,019

			1,019

		Apparel: 0.0%
60	@	Coach, Inc.	2,000
10		Jones Apparel Group, Inc.	307
10		Liz Claiborne, Inc.	358
24		Nike, Inc.	2,083
4		Reebok International Ltd.	233
16		VF Corp.	885

			5,866

		Auto Manufacturers: 0.0%
285		Ford Motor Co.	2,200
10	@	Navistar International Corp.	286

			2,486

		Auto Parts & Equipment: 0.0%
20	@	Goodyear Tire & Rubber Co.	348
20		Johnson Controls, Inc.	1,458

			1,806

		Banks: 0.2%
40		AmSouth Bancorp	1,048
481		Bank of America Corp.	22,198
73		Bank of New York	2,325
65		BB&T Corp.	2,724
16		Comerica, Inc.	908
10		Compass Bancshares, Inc.	483
10		First Horizon National Corp.	384
19		Huntington Bancshares, Inc.	451
37		Keycorp	1,218
10		M&T Bank Corp.	1,091
20		Marshall & Ilsley Corp.	861
39		Mellon Financial Corp.	1,336
52		National City Corp.	1,746
20		Northern Trust Corp.	1,036
30		PNC Financial Services Group, Inc.	1,855
41		Regions Financial Corp.	1,401
30		State Street Corp.	1,663
34		SunTrust Banks, Inc.	2,474
26		Synovus Financial Corp.	702
172		US BanCorp.	5,141
147		Wachovia Corp.	7,770
152		Wells Fargo & Co.	9,550
10		Zions Bancorporation	756

			69,121

		Beverages: 0.1%
69		Anheuser-Busch Cos., Inc.	2,964
9		Brown-Forman Corp.	624
259		Coca-Cola Co.	10,440
30		Coca-Cola Enterprises, Inc.	575
20	@	Constellation Brands, Inc.	525
20		Pepsi Bottling Group, Inc.	572
256		PepsiCo, Inc.	15,124

			30,824

		Biotechnology: 0.0%
114	@	Amgen, Inc.	8,990
6	@	Biogen Idec, Inc.	272
10	@	Chiron Corp.	445
21	@	Genzyme Corp.	1,486
4	@	Millipore Corp.	264

			11,457

		Building Materials: 0.0%
20		American Standard Cos, Inc.	799
39		Masco Corp.	1,177
10		Vulcan Materials Co.	678

			2,654

		Chemicals: 0.0%
20		Air Products & Chemicals, Inc.	1,184
95		Dow Chemical Co.	4,163
10		Eastman Chemical Co.	516
20		Ecolab, Inc.	725
85		EI Du Pont de Nemours & Co.	3,613
10		Engelhard Corp.	302
10		International Flavors & Fragrances, Inc.	335
29		PPG Industries, Inc.	1,679
30		Praxair, Inc.	1,589
20		Rohm & Haas Co.	968
10		Sherwin-Williams Co.	454
10		Sigma-Aldrich Corp.	633

			16,161

		Commercial Services: 0.0%
93		Cendant Corp.	1,604
20		Equifax, Inc.	760
49		H&R Block, Inc.	1,203
49		McKesson Corp.	2,528
22		Moody’s Corp.	1,351
33		Paychex, Inc.	1,258
20		Robert Half International, Inc.	758
20		RR Donnelley & Sons Co.	684

			10,146

		Computers: 0.1%
11	@	Affiliated Computer Services, Inc.	651
130	@	Apple Computer, Inc.	9,346
4	@	Computer Sciences Corp.	203
361	@	Dell, Inc.	10,826
10		Electronic Data Systems Corp.	240
300		EMC Corp.	4,086
263		Hewlett-Packard Co.	7,530
146		International Business Machines Corp.	12,001
10	@	Lexmark International, Inc.	448
17	@	NCR Corp.	577
31	@	Network Appliance, Inc.	837

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES L
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares
			Value

		Computers: (continued)
61	@	Sun Microsystems, Inc.	$256
40	@	Unisys Corp.	233

			47,234

		Cosmetics/ Personal Care: 0.1%
63		Colgate-Palmolive Co.	3,456
307		Procter & Gamble Co.	17,769

			21,225

		Distribution/ Wholesale: 0.0%
23		Genuine Parts Co.	1,010
10		WW Grainger, Inc.	711

			1,721

		Diversified Financial Services: 0.2%
117		American Express Co.	6,021
23		Ameriprise Financial, Inc.	943
10		Bear Stearns Cos, Inc.	1,155
27		Capital One Financial Corp.	2,333
94		Charles Schwab Corp.	1,379
18		CIT Group, Inc.	932
458		Citigroup, Inc.	22,227
11		Countrywide Financial Corp.	376
30	@	E*Trade Financial Corp.	626
91		Fannie Mae	4,442
7		Federated Investors, Inc.	259
15		Franklin Resources, Inc.	1,410
56		Goldman Sachs Group, Inc.	7,152
310		JPMorgan Chase & Co.	12,304
35		Lehman Brothers Holdings, Inc.	4,486
118		MBNA Corp.	3,205
110		Merrill Lynch & Co., Inc.	7,450
97		Morgan Stanley	5,504
40		SLM Corp.	2,204
10		T. Rowe Price Group, Inc.	720

			85,128

		Electric: 0.1%
61	@	AES Corp.	966
20	@	Allegheny Energy, Inc.	633
4		Ameren Corp.	205
40		American Electric Power Co., Inc.	1,484
30		CenterPoint Energy Resources Corp.	386
18		Cinergy Corp.	764
30	@	CMS Energy Corp.	435
20		Consolidated Edison, Inc.	927
20		Constellation Energy Group, Inc.	1,152
31		Dominion Resources, Inc.	2,393
15		DTE Energy Co.	648
90		Duke Energy Corp.	2,471
41		Edison International	1,788
35		FirstEnergy Corp.	1,715
36		FPL Group, Inc.	1,496
25		NiSource, Inc.	522
40		Pacific Gas & Electric Co.	1,485
10		Pinnacle West Capital Corp.	414
40		PPL Corp.	1,176
22		Progress Energy, Inc.	966
20		Public Service Enterprise Group, Inc.	1,299
67		Southern Co.	2,314
33		TECO Energy, Inc.	567
80		TXU Corp.	4,015
37		Xcel Energy, Inc.	683

			30,904

		Electrical Components & Equipment: 0.0%
15		American Power Conversion	330
49		Emerson Electric Co.	3,660

			3,990

		Electronics: 0.0%
61	@	Agilent Technologies, Inc.	2,031
20		Applera Corp. — Applied Biosystems Group	531
20	@	Jabil Circuit, Inc.	742
20		PerkinElmer, Inc.	471
44	@	Sanmina-SCI Corp.	187
163	@	Solectron Corp.	597
20	@	Thermo Electron Corp.	603
10	@	Waters Corp.	378

			5,540

		Engineering & Construction: 0.0%
2		Fluor Corp.	155

			155

		Entertainment: 0.0%
31		International Game Technology	954

			954

		Environmental Control: 0.0%
50		Waste Management, Inc.	1,518

			1,518

		Food: 0.0%
17		Campbell Soup Co.	506
46		ConAgra Foods, Inc.	933
43		General Mills, Inc.	2,121
20		Hershey Foods Corp.	1,105
30		HJ Heinz Co.	1,012
30		Kellogg Co.	1,297
60	@	Kroger Co.	1,133
10		McCormick & Co., Inc.	309
50		Safeway, Inc.	1,183
69		Sara Lee Corp.	1,304
20		Supervalu, Inc.	650
23		Tyson Foods, Inc.	393
19		WM Wrigley Jr. Co.	1,263

			13,209

		Forest Products & Paper: 0.0%
10		Louisiana-Pacific Corp.	275
20		MeadWestvaco Corp.	561
16		Plum Creek Timber Co., Inc.	577
10		Temple-Inland, Inc.	449
23		Weyerhaeuser Co.	1,526

			3,388

		Gas: 0.0%
31		Sempra Energy	1,390

			1,390

		Hand/ Machine Tools: 0.0%
8		Black & Decker Corp.	696
10		Stanley Works	480

			1,176

		Healthcare — Products: 0.1%
4		Bausch & Lomb, Inc.	272
57		Baxter International, Inc.	2,146
24		Becton Dickinson & Co.	1,442
54	@	Boston Scientific Corp.	1,322
10		CR Bard, Inc.	659
31		Guidant Corp.	2,007
264		Johnson & Johnson	15,866
111		Medtronic, Inc.	6,390

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES L
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares
			Value

		Healthcare — Products: (continued)
30		St. Jude Medical, Inc.	$1,506
25		Stryker Corp.	1,111

			32,721

		Healthcare — Services: 0.1%
45		Aetna, Inc.	4,244
27	@	Coventry Health Care, Inc.	1,538
27	@	Humana, Inc.	1,467
10	@	Laboratory Corp. of America Holdings	539
151		UnitedHealth Group, Inc.	9,383
97	@	WellPoint, Inc.	7,740

			24,911

		Home Builders: 0.0%
12		Lennar Corp.	732

			732

		Household Products/ Wares: 0.0%
14		Clorox Co.	796
13		Fortune Brands, Inc.	1,014
45		Kimberly-Clark Corp.	2,684

			4,494

		Housewares: 0.0%
30		Newell Rubbermaid, Inc.	713

			713

		Insurance: 0.2%
28	@@	ACE Ltd	1,496
47		Aflac, Inc.	2,182
60		Allstate Corp.	3,244
10		AMBAC Financial Group, Inc.	771
236		American International Group, Inc.	16,102
30		AON Corp.	1,079
30		Chubb Corp.	2,930
12		Cigna Corp.	1,340
13		Cincinnati Financial Corp.	581
33		Genworth Financial, Inc.	1,141
29		Hartford Financial Services Group, Inc.	2,491
11		Jefferson-Pilot Corp.	626
20		Lincoln National Corp.	1,061
12		Loews Corp.	1,138
35		Marsh & McLennan Cos., Inc.	1,112
15		MBIA, Inc.	902
115		Metlife, Inc.	5,635
10		MGIC Investment Corp.	658
34		Principal Financial Group	1,613
19		Progressive Corp.	2,219
62		Prudential Financial, Inc.	4,538
12		Safeco Corp.	678
61		St. Paul Cos.	2,725
10		Torchmark Corp.	556
30		UnumProvident Corp.	683
3	@@	XL Capital Ltd	202

			57,703

		Internet: 0.0%
36	@	Amazon.com, Inc.	1,697
102	@	eBay, Inc.	4,412
10	@	Monster Worldwide, Inc.	408
96	@	Symantec Corp.	1,680
24	@	Yahoo!, Inc.	940

			9,137

		Iron/ Steel: 0.0%
28		Nucor Corp.	1,868
11		United States Steel Corp.	529

			2,397

		Leisure Time: 0.0%
10		Brunswick Corp.	407
40		Carnival Corp.	2,139
30		Harley-Davidson, Inc.	1,545
10		Sabre Holdings Corp.	241

			4,332

		Lodging: 0.0%
40		Hilton Hotels Corp.	964
20		Marriott International, Inc.	1,339
20		Starwood Hotels & Resorts Worldwide, Inc.	1,277

			3,580

		Machinery — Diversified: 0.0%
4		Cummins, Inc.	359
20		Rockwell Automation, Inc.	1,183

			1,542

		Media: 0.1%
49		Clear Channel Communications, Inc.	1,541
202	@	Comcast Corp.	5,244
10		Dow Jones & Co., Inc.	355
5		Gannett Co., Inc.	303
60		McGraw-Hill Cos, Inc.	3,098
10		New York Times Co.	265
240		News Corp., Inc.	3,732
432		Time Warner, Inc.	7,534
5		Tribune Co.	151
20	@	Univision Communications, Inc.	588
145		Viacom, Inc.	4,727
37		Walt Disney Co.	887

			28,425

		Mining: 0.0%
29		Freeport-McMoRan Copper & Gold, Inc.	1,560
10		Phelps Dodge Corp.	1,439

			2,999

		Miscellaneous Manufacturing: 0.1%
91		3M Co.	7,053
10	@	Cooper Industries Ltd.	730
26		Danaher Corp.	1,450
17		Dover Corp.	688
10		Eaton Corp.	671
939		General Electric Co.	32,912
79		Honeywell International, Inc.	2,943
19		Illinois Tool Works, Inc.	1,672
30	@@	Ingersoll-Rand Co.	1,211
10		ITT Industries, Inc.	1,028
11		Parker Hannifin Corp.	726
13		Textron, Inc.	1,001

			52,085

		Office/ Business Equipment: 0.0%
20		Pitney Bowes, Inc.	845
100	@	Xerox Corp.	1,465

			2,310

		Oil & Gas: 0.2%
6		Amerada Hess Corp.	761
18		Anadarko Petroleum Corp.	1,706
25		Apache Corp.	1,713
53		Burlington Resources, Inc.	4,569
183		ChevronTexaco Corp.	10,389

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES L
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares
			Value

		Oil & Gas: (continued)
150		ConocoPhillips	$8,727
60		Devon Energy Corp.	3,752
26		EOG Resources, Inc.	1,908
870		Exxon Mobil Corp.	48,863
10		Kerr-McGee Corp.	909
30		Marathon Oil Corp.	1,829
13		Murphy Oil Corp.	702
12	@,@@	Nabors Industries Ltd.	909
4	@	Noble Corp.	282
33		Occidental Petroleum Corp.	2,636
10		Rowan Cos., Inc.	356
20		Sunoco, Inc.	1,568
25	@	Transocean, Inc.	1,742
80		Valero Energy Corp.	4,128

			97,449

		Oil & Gas Services: 0.0%
6		Baker Hughes, Inc.	365
41		Halliburton Co.	2,540
46		Schlumberger Ltd.	4,469

			7,374

		Packaging & Containers: 0.0%
10		Ball Corp.	397
1		Bemis Co.	28
10	@	Sealed Air Corp.	562

			987

		Pharmaceuticals: 0.1%
143		Abbott Laboratories	5,632
10		Allergan, Inc.	1,080
34		AmerisourceBergen Corp.	1,408
35		Bristol-Myers Squibb Co.	804
38		Cardinal Health, Inc.	2,613
41	@	Caremark Rx, Inc.	2,123
22	@	Express Scripts, Inc.	1,844
30	@	Forest Laboratories, Inc.	1,220
41	@	Gilead Sciences, Inc.	2,158
26	@	Hospira, Inc.	1,112
40	@	King Pharmaceuticals, Inc.	677
29	@	Medco Health Solutions, Inc.	1,618
262		Merck & Co., Inc.	8,334
19		Mylan Laboratories	379
663		Pfizer, Inc.	15,461
140		Schering-Plough Corp.	2,919
10	@	Watson Pharmaceuticals, Inc.	325
123		Wyeth	5,667

			55,374

		Pipelines: 0.0%
11		El Paso Corp.	134
7		Kinder Morgan, Inc.	644
50		Williams Cos., Inc.	1,159

			1,937

		Real Estate Investment Trust: 0.0%
10		Apartment Investment & Management Co.	379
19		Archstone-Smith Trust	796
36		Equity Office Properties Trust	1,092
5		Prologis	234
8		Public Storage, Inc.	542
20		Simon Property Group LP	1,533
3		Vornado Realty Trust	250

			4,826

		Retail: 0.2%
16	@	Autonation, Inc.	348
5	@	Autozone, Inc.	459
30	@	Bed Bath & Beyond, Inc.	1,085
50		Best Buy Co., Inc.	2,174
20		Circuit City Stores, Inc.	452
40		Costco Wholesale Corp.	1,979
20		Darden Restaurants, Inc.	778
25		Dollar General Corp.	477
10		Family Dollar Stores, Inc.	248
37		Federated Department Stores	2,454
70		Gap, Inc./ The	1,235
198		Home Depot, Inc.	8,015
31		JC Penney Co., Inc.	1,724
7	@	Kohl’s Corp.	340
7		Limited Brands	156
71		Lowe’s Cos., Inc.	4,733
149		McDonald’s Corp.	5,024
35		Nordstrom, Inc.	1,309
26	@	Office Depot, Inc.	816
10	@	Sears Holding Corp.	1,155
90		Staples, Inc.	2,044
60	@	Starbucks Corp.	1,801
80		Target Corp.	4,398
6		Tiffany & Co.	230
50		TJX Cos., Inc.	1,162
230		Wal-Mart Stores, Inc.	10,764
91		Walgreen Co.	4,028
10		Wendy’s International, Inc.	553
34		Yum! Brands, Inc.	1,594

			61,535

		Savings & Loans: 0.0%
23		Golden West Financial Corp.	1,518
90		Washington Mutual, Inc.	3,915

			5,433

		Semiconductors: 0.1%
33	@	Altera Corp.	611
40		Analog Devices, Inc.	1,435
140		Applied Materials, Inc.	2,512
30	@	Broadcom Corp.	1,415
36	@	Freescale Semiconductor, Inc.	906
789		Intel Corp.	19,693
20		Kla-Tencor Corp.	987
25		Linear Technology Corp.	902
31	@	LSI Logic Corp.	248
30		Maxim Integrated Products	1,087
54		Micron Technology, Inc.	719
50		National Semiconductor Corp.	1,299
10	@	Novellus Systems, Inc.	241
20	@	Nvidia Corp.	731
10	@	QLogic Corp.	325
202		Texas Instruments, Inc.	6,478

			39,589

		Software: 0.1%
46		Adobe Systems, Inc.	1,700
28		Autodesk, Inc.	1,203
69		Automatic Data Processing, Inc.	3,166
30	@	BMC Software, Inc.	615
20	@	Citrix Systems, Inc.	576
46		Computer Associates International, Inc.	1,297
50	@	Compuware Corp.	449
26	@	Electronic Arts, Inc.	1,360
66		First Data Corp.	2,839
15	@	Fiserv, Inc.	649
20		IMS Health, Inc.	498
23	@	Intuit, Inc.	1,226
10	@	Mercury Interactive Corp.	278
816		Microsoft Corp.	21,338
30	@	Novell, Inc.	265
342	@	Oracle Corp.	4,176
30	@	Parametric Technology Corp.	183
60		Siebel Systems, Inc.	635

			42,453

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES L
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares
			Value

		Telecommunications: 0.2%
34		Alltel Corp.	$2,145
469		AT&T, Inc.	11,486
8	@	Avaya, Inc.	85
168		BellSouth Corp.	4,553
20		CenturyTel, Inc.	663
588	@	Cisco Systems, Inc.	10,061
20	@	Comverse Technology, Inc.	532
135	@	Corning, Inc.	2,654
371		Motorola, Inc.	8,381
150		Qualcomm, Inc.	6,462
20		Scientific-Atlanta, Inc.	861
271		Sprint Corp. — FON Group	6,331
50	@	Tellabs, Inc.	545
255		Verizon Communications, Inc.	7,681

			62,440

		Textiles: 0.0%
10		Cintas Corp.	412

			412

		Toys/ Games/ Hobbies: 0.0%
20		Hasbro, Inc.	404
8		Mattel, Inc.	127

			531

		Transportation: 0.1%
35		Burlington Northern Santa Fe Corp.	2,479
20		CSX Corp.	1,015
30		FedEx Corp.	3,102
50		Norfolk Southern Corp.	2,242
5		Union Pacific Corp.	403
101		United Parcel Service, Inc.	7,590

			16,831

		Total Common Stock (Cost $966,122)	1,041,607

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.7%
		Federal Home Loan Mortgage Corporation: 24.4%
$10,000,000		4.170%, due 03/14/06	$9,916,080

			9,916,080

		Federal National Mortgage Association: 12.1%
5,000,000		4.560%, due 05/15/06	4,918,235

			4,918,235

		Other U.S. Agency Obligations: 21.2%
4,608,000		FICO STRIP, 4.100%, due 03/07/06	4,573,656
4,126,000		FICO STRIP, 4.220%, due 04/06/06	4,080,115

			8,653,771

		Total U.S. Government Agency Obligations (Cost $23,490,879)	23,488,086

U.S. TREASURY OBLIGATIONS: 7.1%
		U.S. Treasury STRIP: 7.1%
2,890,000	STRIP	6.520%, due 02/15/06	2,877,427

		Total U.S. Treasury Obligations (Cost $2,876,756)	2,877,427

OTHER BONDS: 31.7%
		Sovereign: 31.7%
3,115,000		Israel Trust, 4.360%, due 05/15/06	3,064,917
10,000,000		Turkey Trust, 4.360%, due 05/15/06	9,839,220

		Total Other Bonds (Cost $12,960,145)	12,904,137

		Total Long-Term Investments
		(Cost $40,293,902)	40,311,257

SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreement: 1.1%
445,000		Goldman Sachs Repurchase Agreement dated, 12/30/05, 4.250%, due 01/03/06 $445,210 to be received upon repurchase (Collateralized by $462,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $454,323, due 09/15/08)	445,000

		Total Short-Term Investments (Cost $445,000)	445,000

Total Investments in Securities (Cost $40,738,902)*	100.2%	$40,756,257
Other Assets and Liabilities-Net	(0.2)	(83,027)

Net Assets	100.0%	$40,673,230

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $40,787,483.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$72,415
	Gross Unrealized Depreciation	(103,641)

	Net Unrealized Depreciation	$(31,226)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES M
AS OF DECEMBER 31, 2005

Shares			Value

COMMON STOCK: 7.2%
		Advertising: 0.0%
160	@	Interpublic Group of Cos., Inc.	$1,544
70		Omnicom Group	5,959

			7,503

		Aerospace/ Defense: 0.2%
410		Boeing Co.	28,798
100		General Dynamics Corp.	11,405
40		Goodrich Corp.	1,644
40		L-3 Communications Holdings, Inc.	2,974
240		Lockheed Martin Corp.	15,271
144		Northrop Grumman Corp.	8,656
233		Raytheon Co.	9,355
110		Rockwell Collins, Inc.	5,112
400		United Technologies Corp.	22,364

			105,579

		Agriculture: 0.2%
770		Altria Group, Inc.	57,534
415		Archer-Daniels-Midland Co.	10,234
110		Monsanto Co.	8,528
50		Reynolds America, Inc.	4,767
60		UST, Inc.	2,450

			83,513

		Airlines: 0.0%
260		Southwest Airlines Co.	4,272

			4,272

		Apparel: 0.1%
260	@	Coach, Inc.	8,668
70		Jones Apparel Group, Inc.	2,150
70		Liz Claiborne, Inc.	2,507
100		Nike, Inc.	8,679
20		Reebok International Ltd.	1,165
60		VF Corp.	3,320

			26,489

		Auto Manufacturers: 0.0%
1,020		Ford Motor Co.	7,874
30	@	Navistar International Corp.	859

			8,733

		Auto Parts & Equipment: 0.0%
80	@	Goodyear Tire & Rubber Co.	1,390
70		Johnson Controls, Inc.	5,104

			6,494

		Banks: 0.5%
140		AmSouth Bancorp	3,669
2,026		Bank of America Corp.	93,500
310		Bank of New York	9,874
271		BB&T Corp.	11,358
70		Comerica, Inc.	3,973
40		Compass Bancshares, Inc.	1,932
40		First Horizon National Corp.	1,538
80		Huntington Bancshares, Inc.	1,900
160		Keycorp	5,269
40		M&T Bank Corp.	4,362
90		Marshall & Ilsley Corp.	3,874
170		Mellon Financial Corp.	5,823
220		National City Corp.	7,385
70		Northern Trust Corp.	3,627
150		PNC Financial Services Group, Inc.	9,275
170		Regions Financial Corp.	5,807
120		State Street Corp.	6,653
130		SunTrust Banks, Inc.	9,459
91		Synovus Financial Corp.	2,458
730		US BanCorp.	21,820
616		Wachovia Corp.	32,562
640		Wells Fargo & Co.	40,211
30		Zions Bancorporation	2,267

			288,596

		Beverages: 0.2%
290		Anheuser-Busch Cos., Inc.	12,458
50		Brown-Forman Corp.	3,466
1,240		Coca-Cola Co.	49,984
120		Coca-Cola Enterprises, Inc.	2,300
70	@	Constellation Brands, Inc.	1,836
50		Pepsi Bottling Group, Inc.	1,431
1,060		PepsiCo, Inc.	62,625

			134,100

		Biotechnology: 0.1%
481	@	Amgen, Inc.	37,932
30	@	Biogen Idec, Inc.	1,360
40	@	Chiron Corp.	1,778
90	@	Genzyme Corp.	6,370
20	@	Millipore Corp.	1,321

			48,761

		Building Materials: 0.0%
70		American Standard Cos, Inc.	2,797
170		Masco Corp.	5,132
40		Vulcan Materials Co.	2,710

			10,639

		Chemicals: 0.1%
80		Air Products & Chemicals, Inc.	4,735
380		Dow Chemical Co.	16,652
50		Eastman Chemical Co.	2,580
90		Ecolab, Inc.	3,264
360		EI Du Pont de Nemours & Co.	15,300
20		Engelhard Corp.	603
30		International Flavors & Fragrances, Inc.	1,005
110		PPG Industries, Inc.	6,369
140		Praxair, Inc.	7,414
60		Rohm & Haas Co.	2,905
50		Sherwin-Williams Co.	2,271
30		Sigma-Aldrich Corp.	1,899

			64,997

		Commercial Services: 0.1%
—	@	CCE Spinco, Inc.	3
390		Cendant Corp.	6,728
90		Equifax, Inc.	3,422
210		H&R Block, Inc.	5,156
200		McKesson Corp.	10,318
90		Moody’s Corp.	5,528
140		Paychex, Inc.	5,337
80		Robert Half International, Inc.	3,031
80		RR Donnelley & Sons Co.	2,737

			42,260

		Computers: 0.3%
40	@	Affiliated Computer Services, Inc.	2,367
540	@	Apple Computer, Inc.	38,821
10	@	Computer Sciences Corp.	506
1,520	@	Dell, Inc.	45,585
40		Electronic Data Systems Corp.	962
1,260		EMC Corp.	17,161
1,358		Hewlett-Packard Co.	38,880
600		International Business Machines Corp.	49,320
40	@	Lexmark International, Inc.	1,793
80	@	NCR Corp.	2,715
130	@	Network Appliance, Inc.	3,510

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES M
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Computers: (continued)
260	@	Sun Microsystems, Inc.	$1,089
150	@	Unisys Corp.	875

			203,584

		Cosmetics/ Personal Care: 0.2%
30		Alberto-Culver Co.	1,372
260		Colgate-Palmolive Co.	14,261
1,280		Procter & Gamble Co.	74,086

			89,719

		Distribution/ Wholesale: 0.0%
93		Genuine Parts Co.	4,085
30		WW Grainger, Inc.	2,133

			6,218

		Diversified Financial Services: 0.6%
490		American Express Co.	25,215
98		Ameriprise Financial, Inc.	4,018
40		Bear Stearns Cos, Inc.	4,621
110		Capital One Financial Corp.	9,504
390		Charles Schwab Corp.	5,721
100		CIT Group, Inc.	5,178
1,930		Citigroup, Inc.	93,663
48		Countrywide Financial Corp.	1,641
130	@	E*Trade Financial Corp.	2,712
380		Fannie Mae	18,548
20		Federated Investors, Inc.	741
70		Franklin Resources, Inc.	6,581
240		Goldman Sachs Group, Inc.	30,650
1,310		JPMorgan Chase & Co.	51,994
150		Lehman Brothers Holdings, Inc.	19,226
500		MBNA Corp.	13,575
470		Merrill Lynch & Co., Inc.	31,833
410		Morgan Stanley	23,263
170		SLM Corp.	9,365
40		T. Rowe Price Group, Inc.	2,881

			360,930

		Electric: 0.2%
260	@	AES Corp.	4,116
60	@	Allegheny Energy, Inc.	1,898
20		Ameren Corp.	1,025
150		American Electric Power Co., Inc.	5,564
110		CenterPoint Energy Resources Corp.	1,414
80		Cinergy Corp.	3,397
150	@	CMS Energy Corp.	2,177
90		Consolidated Edison, Inc.	4,170
70		Constellation Energy Group, Inc.	4,032
130		Dominion Resources, Inc.	10,036
70		DTE Energy Co.	3,023
360		Duke Energy Corp.	9,882
170		Edison International	7,414
130		FirstEnergy Corp.	6,369
150		FPL Group, Inc.	6,234
110		NiSource, Inc.	2,295
160		Pacific Gas & Electric Co.	5,939
40		Pinnacle West Capital Corp.	1,654
180		PPL Corp.	5,292
100		Progress Energy, Inc.	4,392
90		Public Service Enterprise Group, Inc.	5,847
280		Southern Co.	9,668
150		TECO Energy, Inc.	2,577
320		TXU Corp.	16,061
160		Xcel Energy, Inc.	2,954

			127,430

		Electrical Components & Equipment: 0.0%
70		American Power Conversion	1,540
210		Emerson Electric Co.	15,687

			17,227

		Electronics: 0.0%
260	@	Agilent Technologies, Inc.	8,655
80		Applera Corp. — Applied Biosystems Group	2,125
80	@	Jabil Circuit, Inc.	2,967
50		PerkinElmer, Inc.	1,178
190	@	Sanmina-SCI Corp.	809
680	@	Solectron Corp.	2,489
60	@	Thermo Electron Corp.	1,808
50	@	Waters Corp.	1,890

			21,921

		Engineering & Construction: 0.0%
10		Fluor Corp.	773

			773

		Entertainment: 0.0%
130		International Game Technology	4,001

			4,001

		Environmental Control: 0.0%
200		Waste Management, Inc.	6,070

			6,070

		Food: 0.1%
70		Campbell Soup Co.	2,084
200		ConAgra Foods, Inc.	4,056
180		General Mills, Inc.	8,878
80		Hershey Foods Corp.	4,420
130		HJ Heinz Co.	4,384
120		Kellogg Co.	5,186
250	@	Kroger Co.	4,720
60		McCormick & Co., Inc.	1,855
170		Safeway, Inc.	4,022
291		Sara Lee Corp.	5,500
80		Supervalu, Inc.	2,598
100		Tyson Foods, Inc.	1,710
80		WM Wrigley Jr. Co.	5,319

			54,732

		Forest Products & Paper: 0.0%
60		Louisiana-Pacific Corp.	1,648
80		MeadWestvaco Corp.	2,242
70		Plum Creek Timber Co., Inc.	2,524
60		Temple-Inland, Inc.	2,691
100		Weyerhaeuser Co.	6,634

			15,739

		Gas: 0.0%
110		Sempra Energy	4,932

			4,932

		Hand/ Machine Tools: 0.0%
30		Black & Decker Corp.	2,609
20		Snap-On, Inc.	751
40		Stanley Works	1,922

			5,282

		Healthcare — Products: 0.2%
30		Bausch & Lomb, Inc.	2,037
220		Baxter International, Inc.	8,283
100		Becton Dickinson & Co.	6,008
230	@	Boston Scientific Corp.	5,633
50		CR Bard, Inc.	3,296
130		Guidant Corp.	8,418
1,110		Johnson & Johnson	66,711

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES M
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Healthcare — Products: (continued)
470		Medtronic, Inc.	$27,058
140	@	St. Jude Medical, Inc.	7,028
110		Stryker Corp.	4,887

			139,359

		Healthcare — Services: 0.2%
180		Aetna, Inc.	16,976
120	@	Coventry Health Care, Inc.	6,835
100	@	Humana, Inc.	5,433
10	@	Laboratory Corp. of America Holdings	539
10		Quest Diagnostics	515
640		UnitedHealth Group, Inc.	39,770
400	@	WellPoint, Inc.	31,916

			101,984

		Home Builders: 0.0%
50		Lennar Corp.	3,051

			3,051

		Household Products/ Wares: 0.0%
60		Clorox Co.	3,413
50		Fortune Brands, Inc.	3,901
190		Kimberly-Clark Corp.	11,334

			18,648

		Housewares: 0.0%
100		Newell Rubbermaid, Inc.	2,378

			2,378

		Insurance: 0.4%
120	@@	ACE Ltd	6,413
190		Aflac, Inc.	8,820
250		Allstate Corp.	13,517
40		AMBAC Financial Group, Inc.	3,082
990		American International Group, Inc.	67,532
120		AON Corp.	4,314
130		Chubb Corp.	12,695
50		Cigna Corp.	5,585
69		Cincinnati Financial Corp.	3,083
140		Genworth Financial, Inc.	4,841
120		Hartford Financial Services Group, Inc.	10,307
50		Jefferson-Pilot Corp.	2,847
90		Lincoln National Corp.	4,773
50		Loews Corp.	4,743
149		Marsh & McLennan Cos., Inc.	4,732
60		MBIA, Inc.	3,610
410		Metlife, Inc.	20,090
50		MGIC Investment Corp.	3,291
150		Principal Financial Group	7,115
80		Progressive Corp.	9,342
260		Prudential Financial, Inc.	19,029
50		Safeco Corp.	2,825
260		St. Paul Cos	11,614
50		Torchmark Corp.	2,780
120		UnumProvident Corp.	2,730
10	@@	XL Capital Ltd	674

			240,384

		Internet: 0.1%
150	@	Amazon.com, Inc.	7,073
430	@	eBay, Inc.	18,598
50	@	Monster Worldwide, Inc.	2,041
401	@	Symantec Corp.	7,018
100	@	Yahoo!, Inc.	3,918

			38,648

		Iron/ Steel: 0.0%
100		Nucor Corp.	6,672
70		United States Steel Corp.	3,365

			10,037

		Leisure Time: 0.0%
40		Brunswick Corp.	1,626
170		Carnival Corp.	9,090
110		Harley-Davidson, Inc.	5,664
50		Sabre Holdings Corp.	1,206

			17,586

		Lodging: 0.0%
140		Hilton Hotels Corp.	3,375
80		Marriott International, Inc.	5,358
70		Starwood Hotels & Resorts Worldwide, Inc.	4,470

			13,203

		Machinery — Diversified: 0.0%
20		Cummins, Inc.	1,795
60		Rockwell Automation, Inc.	3,550

			5,345

		Media: 0.2%
210		Clear Channel Communications, Inc.	6,605
850	@	Comcast Corp.	22,066
30		Dow Jones & Co., Inc.	1,065
20		Gannett Co., Inc.	1,211
260		McGraw-Hill Cos, Inc.	13,424
20		Meredith Corp.	1,047
50		New York Times Co.	1,323
1,020		News Corp., Inc.	15,861
1,820		Time Warner, Inc.	31,741
20		Tribune Co.	605
80	@	Univision Communications, Inc.	2,351
610		Viacom, Inc.	19,886
150		Walt Disney Co.	3,596

			120,781

		Mining: 0.0%
120		Freeport-McMoRan Copper & Gold, Inc.	6,456
40		Phelps Dodge Corp.	5,755

			12,211

		Miscellaneous Manufacturing: 0.4%
380		3M Co.	29,450
30	@	Cooper Industries Ltd.	2,190
110		Danaher Corp.	6,136
70		Dover Corp.	2,834
60		Eaton Corp.	4,025
3,950		General Electric Co.	138,448
330		Honeywell International, Inc.	12,293
80		Illinois Tool Works, Inc.	7,039
130	@@	Ingersoll-Rand Co.	5,248
40		ITT Industries, Inc.	4,113
50		Parker Hannifin Corp.	3,298
50		Textron, Inc.	3,849

			218,923

		Office/ Business Equipment: 0.0%
90		Pitney Bowes, Inc.	3,803
370	@	Xerox Corp.	5,421

			9,224

		Oil & Gas: 0.7%
30		Amerada Hess Corp.	3,805
80		Anadarko Petroleum Corp.	7,580
108		Apache Corp.	7,400
220		Burlington Resources, Inc.	18,964

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES M
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Oil & Gas: (continued)
773		ChevronTexaco Corp.	$43,883
638		ConocoPhillips	37,119
250		Devon Energy Corp.	15,635
110		EOG Resources, Inc.	8,071
3,670		Exxon Mobil Corp.	206,144
40		Kerr-McGee Corp.	3,634
130		Marathon Oil Corp.	7,926
60		Murphy Oil Corp.	3,239
40	@,@@	Nabors Industries Ltd.	3,030
10	@	Noble Corp.	705
140		Occidental Petroleum Corp.	11,183
30		Rowan Cos., Inc.	1,069
80		Sunoco, Inc.	6,270
100	@	Transocean, Inc.	6,969
340		Valero Energy Corp.	17,544

			410,170

		Oil & Gas Services: 0.1%
20		Baker Hughes, Inc.	1,216
170		Halliburton Co.	10,533
190		Schlumberger Ltd.	18,458

			30,207

		Packaging & Containers: 0.0%
70		Ball Corp.	2,780
40	@	Sealed Air Corp.	2,247

			5,027

		Pharmaceuticals: 0.4%
600		Abbott Laboratories	23,658
50		Allergan, Inc.	5,398
140		AmerisourceBergen Corp.	5,796
150		Bristol-Myers Squibb Co.	3,447
160		Cardinal Health, Inc.	11,000
180	@	Caremark Rx, Inc.	9,322
60	@	Express Scripts, Inc.	5,028
120	@	Forest Laboratories, Inc.	4,882
170	@	Gilead Sciences, Inc.	8,947
90	@	Hospira, Inc.	3,850
163	@	King Pharmaceuticals, Inc.	2,758
120	@	Medco Health Solutions, Inc.	6,696
1,100		Merck & Co., Inc.	34,991
80		Mylan Laboratories	1,597
2,792		Pfizer, Inc.	65,109
570		Schering-Plough Corp.	11,885
70	@	Watson Pharmaceuticals, Inc.	2,276
520		Wyeth	23,956

			230,596

		Pipelines: 0.0%
50		El Paso Corp.	608
30		Kinder Morgan, Inc.	2,759
170		Williams Cos., Inc.	3,939

			7,306

		Real Estate Investment Trust: 0.0%
30		Apartment Investment & Management Co.	1,136
80		Archstone-Smith Trust	3,351
150		Equity Office Properties Trust	4,550
20		Prologis	934
40		Public Storage, Inc.	2,709
80		Simon Property Group LP	6,130
10		Vornado Realty Trust	835

			19,645

		Retail: 0.4%
70	@	Autonation, Inc.	1,521
20	@	Autozone, Inc.	1,835
110	@	Bed Bath & Beyond, Inc.	3,977
205		Best Buy Co., Inc.	8,913
100		Circuit City Stores, Inc.	2,259
180		Costco Wholesale Corp.	8,905
100		Darden Restaurants, Inc.	3,888
110		Dollar General Corp.	2,098
30		Family Dollar Stores, Inc.	744
134		Federated Department Stores	8,888
220		Gap, Inc.	3,881
830		Home Depot, Inc.	33,598
130		JC Penney Co., Inc.	7,228
30	@	Kohl’s Corp.	1,458
30		Limited Brands	671
300		Lowe’s Cos., Inc.	19,998
630		McDonald’s Corp.	21,244
150		Nordstrom, Inc.	5,610
110	@	Office Depot, Inc.	3,454
40	@	Sears Holding Corp.	4,621
380		Staples, Inc.	8,630
320	@	Starbucks Corp.	9,603
340		Target Corp.	18,690
50		Tiffany & Co.	1,915
190		TJX Cos., Inc.	4,414
930		Wal-Mart Stores, Inc.	43,524
380		Walgreen Co.	16,819
40		Wendy’s International, Inc.	2,210
150		Yum! Brands, Inc.	7,032

			257,628

		Savings & Loans: 0.1%
120		Golden West Financial Corp.	7,920
380		Washington Mutual, Inc.	16,530

			24,450

		Semiconductors: 0.3%
140	@	Altera Corp.	2,594
140		Analog Devices, Inc.	5,022
620		Applied Materials, Inc.	11,123
110	@	Broadcom Corp.	5,187
153	@	Freescale Semiconductor, Inc.	3,851
3,860		Intel Corp.	96,346
70		Kla-Tencor Corp.	3,453
110		Linear Technology Corp.	3,968
130	@	LSI Logic Corp.	1,040
110		Maxim Integrated Products	3,986
230	@	Micron Technology, Inc.	3,061
210		National Semiconductor Corp.	5,456
50	@	Novellus Systems, Inc.	1,206
60	@	Nvidia Corp.	2,194
40	@	QLogic Corp.	1,300
950		Texas Instruments, Inc.	30,467

			180,254

		Software: 0.3%
190		Adobe Systems, Inc.	7,022
120		Autodesk, Inc.	5,154
290		Automatic Data Processing, Inc.	13,308
140	@	BMC Software, Inc.	2,869
70	@	Citrix Systems, Inc.	2,015
181		Computer Associates International, Inc.	5,102
230	@	Compuware Corp.	2,063
110	@	Electronic Arts, Inc.	5,754
297		First Data Corp.	12,774
80	@	Fiserv, Inc.	3,462
80		IMS Health, Inc.	1,994
110	@	Intuit, Inc.	5,863
30	@	Mercury Interactive Corp.	834
3,490		Microsoft Corp.	91,264
120	@	Novell, Inc.	1,060
1,440	@	Oracle Corp.	17,582
120	@	Parametric Technology Corp.	732
210		Siebel Systems, Inc.	2,222

			181,074

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES M
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Telecommunications: 0.4%
140		Alltel Corp.	$8,834
1,979		AT&T, Inc.	48,466
30	@	Avaya, Inc.	320
710		BellSouth Corp.	19,241
50		CenturyTel, Inc.	1,658
2,480	@	Cisco Systems, Inc.	42,458
70	@	Comverse Technology, Inc.	1,861
570	@	Corning, Inc.	11,206
1,560		Motorola, Inc.	35,240
630		Qualcomm, Inc.	27,140
90		Scientific-Atlanta, Inc.	3,876
1,138		Sprint Corp. — FON Group	26,584
250	@	Tellabs, Inc.	2,725
1,070		Verizon Communications, Inc.	32,228

			261,837

		Textiles: 0.0%
70		Cintas Corp.	2,883

			2,883

		Toys/ Games/ Hobbies: 0.0%
90		Hasbro, Inc.	1,816
30		Mattel, Inc.	475

			2,291

		Transportation: 0.1%
140		Burlington Northern Santa Fe Corp.	9,915
80		CSX Corp.	4,062
120		FedEx Corp.	12,407
240		Norfolk Southern Corp.	10,759
20		Union Pacific Corp.	1,610
430		United Parcel Service, Inc.	32,315

			71,068

		Total Common Stock (Cost $4,016,733)	4,386,692

U.S. GOVERNMENT AGENCY OBLIGATIONS: 78.3%
		Federal Home Loan Bank: 24.2%
$15,000,000		4.520%, due 06/13/06	$14,697,600

			14,697,600

		Federal Home Loan Mortgage Corporation: 13.5%
2,538,000		4.140%, due 03/15/06	2,516,574
5,800,000		4.490%, due 07/15/06	5,661,490

			8,178,064

		Federal National Mortgage Association: 24.2%
15,000,000		4.500%, due 06/13/06	14,698,890

			14,698,890

		Other U.S. Government Agency Obligations: 4.9%
2,962,000		FICO STRIP, 4.220%, due 04/06/06	2,929,060

			2,929,060

		Tennessee Valley Authority 11.5%
6,979,000		3.960%, due 01/15/06	6,967,512

			6,967,512

		Total U.S. Government Agency Obligations (Cost $47,473,728)	47,471,126

U.S. TREASURY OBLIGATIONS: 1.9%
		U.S. Treasury STRIP: 1.9%
1,160,000		4.350%, due 05/15/06	1,141,860

		Total U.S. Treasury Obligations (Cost $1,144,866)	1,141,860

OTHER BONDS: 12.2%
		Sovereign: 12.2%
5,984,000		Israel Trust, 4.360%, due 05/15/06	5,887,790
1,560,000		Turkey Trust, 4.360%, due 05/15/06	1,534,918

		Total Other Bonds (Cost $7,431,213)	7,422,708

		Total Long-Term Investments
		(Cost $60,066,540)	60,422,386

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
312,000		Morgan Stanley Repurchase Agreement dated, 12/30/05, 4.230%, due 01/03/06 $312,147 to be received upon repurchase (Collateralized by $610,000 Resolution Funding Corporation, 6.63%, Market Value plus accrued interest $318,688, due 10/15/19)	312,000

		Total Short-Term Investments (Cost $312,000)	312,000

Total Investments in Securities (Cost $60,378,540)*	100.1%	$60,734,386
Other Assets and Liabilities-Net	(0.1)	(62,523)

Net Assets	100.0%	$60,671,863

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $60,560,825.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$377,147
	Gross Unrealized Depreciation	(203,586)

	Net Unrealized Appreciation	$173,561

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES N
AS OF DECEMBER 31, 2005

Shares			Value

COMMON STOCK: 15.5%
		Advertising: 0.0%
340	@	Interpublic Group of Cos., Inc.	$3,281
170		Omnicom Group	14,471

			17,752

		Aerospace/ Defense: 0.4%
960		Boeing Co.	67,430
230		General Dynamics Corp.	26,232
120		Goodrich Corp.	4,932
100		L-3 Communications Holdings, Inc.	7,434
540		Lockheed Martin Corp.	34,360
319		Northrop Grumman Corp.	19,174
525		Raytheon Co.	21,078
200		Rockwell Collins, Inc.	9,294
890		United Technologies Corp.	49,760

			239,694

		Agriculture: 0.3%
1,750		Altria Group, Inc.	130,760
940		Archer-Daniels-Midland Co.	23,180
250		Monsanto Co.	19,383
100		Reynolds America, Inc.	9,533
140		UST, Inc.	5,716

			188,572

		Airlines: 0.0%
590		Southwest Airlines Co.	9,694

			9,694

		Apparel: 0.1%
600	@	Coach, Inc.	20,004
100		Jones Apparel Group, Inc.	3,071
120		Liz Claiborne, Inc.	4,297
230		Nike, Inc.	19,962
40		Reebok International Ltd.	2,329
140		VF Corp.	7,748

			57,411

		Auto Manufacturers: 0.0%
2,350		Ford Motor Co.	18,142

			18,142

		Auto Parts & Equipment: 0.0%
280	@	Goodyear Tire & Rubber Co.	4,866
170		Johnson Controls, Inc.	12,395

			17,261

		Banks: 1.0%
300		AmSouth Bancorp	7,863
4,598		Bank of America Corp.	212,198
700		Bank of New York	22,295
629		BB&T Corp.	26,361
150		Comerica, Inc.	8,514
110		Compass Bancshares, Inc.	5,312
20		First Horizon National Corp.	769
170		Huntington Bancshares, Inc.	4,038
350		Keycorp	11,526
90		M&T Bank Corp.	9,815
180		Marshall & Ilsley Corp.	7,747
380		Mellon Financial Corp.	13,015
490		National City Corp.	16,449
170		Northern Trust Corp.	8,809
340		PNC Financial Services Group, Inc.	21,022
390		Regions Financial Corp.	13,322
270		State Street Corp.	14,969
330		SunTrust Banks, Inc.	24,011
284		Synovus Financial Corp.	7,671
1,650		US BanCorp.	49,319
1,350		Wachovia Corp.	71,361
1,460		Wells Fargo & Co.	91,732
80		Zions Bancorporation	6,045

			654,163

		Beverages: 0.5%
670		Anheuser-Busch Cos., Inc.	28,783
70		Brown-Forman Corp.	4,852
3,060		Coca-Cola Co.	123,349
300		Coca-Cola Enterprises, Inc.	5,751
150	@	Constellation Brands, Inc.	3,935
210		Pepsi Bottling Group, Inc.	6,008
2,440		PepsiCo, Inc.	144,155

			316,833

		Biotechnology: 0.2%
1,092	@	Amgen, Inc.	86,115
50	@	Biogen Idec, Inc.	2,267
90	@	Chiron Corp.	4,001
200	@	Genzyme Corp.	14,156
50	@	Millipore Corp.	3,302

			109,841

		Building Materials: 0.0%
160		American Standard Cos, Inc.	6,392
380		Masco Corp.	11,472
90		Vulcan Materials Co.	6,098

			23,962

		Chemicals: 0.2%
200		Air Products & Chemicals, Inc.	11,838
900		Dow Chemical Co.	39,438
100		Eastman Chemical Co.	5,159
200		Ecolab, Inc.	7,254
800		EI Du Pont de Nemours & Co.	34,000
100		Engelhard Corp.	3,015
110		International Flavors & Fragrances, Inc.	3,685
250		PPG Industries, Inc.	14,475
330		Praxair, Inc.	17,477
180		Rohm & Haas Co.	8,716
120		Sherwin-Williams Co.	5,450
60		Sigma-Aldrich Corp.	3,797

			154,304

		Commercial Services: 0.2%
870		Cendant Corp.	15,008
190		Equifax, Inc.	7,224
470		H&R Block, Inc.	11,539
440		McKesson Corp.	22,700
200		Moody’s Corp.	12,284
320		Paychex, Inc.	12,198
250		Robert Half International, Inc.	9,473
190		RR Donnelley & Sons Co.	6,500

			96,926

		Computers: 0.7%
110	@	Affiliated Computer Services, Inc.	6,510
1,220	@	Apple Computer, Inc.	87,706
10	@	Computer Sciences Corp.	506
3,430	@	Dell, Inc.	102,866
110		Electronic Data Systems Corp.	2,644
2,860		EMC Corp.	38,953
2,546		Hewlett-Packard Co.	72,892
1,350		International Business Machines Corp.	110,970
200	@	NCR Corp.	6,788
290	@	Network Appliance, Inc.	7,830

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES N
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Computers: (continued)
600	@	Sun Microsystems, Inc.	$2,514
420	@	Unisys Corp.	2,449

			442,628

		Cosmetics/ Personal Care: 0.3%
5		Alberto-Culver Co.	229
600		Colgate-Palmolive Co.	32,910
2,930		Procter & Gamble Co.	169,588

			202,727

		Distribution/ Wholesale: 0.0%
214		Genuine Parts Co.	9,399
70		WW Grainger, Inc.	4,977

			14,376

		Diversified Financial Services: 1.3%
1,120		American Express Co.	57,635
224		Ameriprise Financial, Inc.	9,184
80		Bear Stearns Cos, Inc.	9,242
260		Capital One Financial Corp.	22,464
890		Charles Schwab Corp.	13,056
230		CIT Group, Inc.	11,909
4,380		Citigroup, Inc.	212,561
108		Countrywide Financial Corp.	3,693
290	@	E*Trade Financial Corp.	6,049
870		Fannie Mae	42,465
40		Federated Investors, Inc.	1,482
130		Franklin Resources, Inc.	12,221
540		Goldman Sachs Group, Inc.	68,963
2,980		JPMorgan Chase & Co.	118,276
400		Lehman Brothers Holdings, Inc.	51,268
1,130		MBNA Corp.	30,680
1,080		Merrill Lynch & Co., Inc.	73,148
910		Morgan Stanley	51,633
350		SLM Corp.	19,282
100		T. Rowe Price Group, Inc.	7,203

			822,414

		Electric: 0.5%
590	@	AES Corp.	9,340
140	@	Allegheny Energy, Inc.	4,431
30		Ameren Corp.	1,537
320		American Electric Power Co., Inc.	11,869
240		CenterPoint Energy Resources Corp.	3,084
150		Cinergy Corp.	6,369
340	@	CMS Energy Corp.	4,933
250		Consolidated Edison, Inc.	11,583
200		Constellation Energy Group, Inc.	11,520
300		Dominion Resources, Inc.	23,160
150		DTE Energy Co.	6,479
820		Duke Energy Corp.	22,509
390		Edison International	17,008
330		FirstEnergy Corp.	16,167
350		FPL Group, Inc.	14,546
250		NiSource, Inc.	5,215
320		Pacific Gas & Electric Co.	11,878
90		Pinnacle West Capital Corp.	3,722
420		PPL Corp.	12,348
200		Progress Energy, Inc.	8,784
250		Public Service Enterprise Group, Inc.	16,243
640		Southern Co.	22,099
340		TECO Energy, Inc.	5,841
760		TXU Corp.	38,144
350		Xcel Energy, Inc.	6,461

			295,270

		Electrical Components & Equipment: 0.1%
150		American Power Conversion	3,300
470		Emerson Electric Co.	35,109

			38,409

		Electronics: 0.1%
580	@	Agilent Technologies, Inc.	19,308
180		Applera Corp. — Applied Biosystems Group	4,781
170	@	Jabil Circuit, Inc.	6,305
100		PerkinElmer, Inc.	2,356
430	@	Sanmina-SCI Corp.	1,832
1,560	@	Solectron Corp.	5,710
190	@	Thermo Electron Corp.	5,725
100	@	Waters Corp.	3,780

			49,797

		Engineering & Construction: 0.0%
20		Fluor Corp.	1,545

			1,545

		Entertainment: 0.0%
300		International Game Technology	9,234

			9,234

		Environmental Control: 0.0%
460		Waste Management, Inc.	13,961

			13,961

		Food: 0.2%
160		Campbell Soup Co.	4,763
450		ConAgra Foods, Inc.	9,126
420		General Mills, Inc.	20,714
190		Hershey Foods Corp.	10,498
280		HJ Heinz Co.	9,442
230		Kellogg Co.	9,941
580	@	Kroger Co.	10,950
180		McCormick & Co., Inc.	5,566
390		Safeway, Inc.	9,227
661		Sara Lee Corp.	12,493
190		Supervalu, Inc.	6,171
220		Tyson Foods, Inc.	3,762
170		WM Wrigley Jr. Co.	11,303

			123,956

		Forest Products & Paper: 0.1%
140		Louisiana-Pacific Corp.	3,846
190		MeadWestvaco Corp.	5,326
30		Plum Creek Timber Co., Inc.	1,082
120		Temple-Inland, Inc.	5,382
220		Weyerhaeuser Co.	14,595

			30,231

		Gas: 0.0%
230		Sempra Energy	10,313

			10,313

		Hand/ Machine Tools: 0.0%
70		Black & Decker Corp.	6,087
80		Snap-On, Inc.	3,005
110		Stanley Works	5,284

			14,376

		Healthcare — Products: 0.5%
30		Bausch & Lomb, Inc.	2,037
510		Baxter International, Inc.	19,202
230		Becton Dickinson & Co.	13,818
510	@	Boston Scientific Corp.	12,490
120		CR Bard, Inc.	7,910
290		Guidant Corp.	18,778
2,550		Johnson & Johnson	153,255

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES N
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Healthcare — Products: (continued)
1,060		Medtronic, Inc.	$61,024
300	@	St. Jude Medical, Inc.	15,060
250		Stryker Corp.	11,108

			314,682

		Healthcare — Services: 0.4%
420		Aetna, Inc.	39,610
255	@	Coventry Health Care, Inc.	14,525
230	@	Humana, Inc.	12,496
20	@	Laboratory Corp. of America Holdings	1,077
80		Quest Diagnostics	4,118
1,440		UnitedHealth Group, Inc.	89,482
920	@	WellPoint, Inc.	73,407

			234,715

		Home Builders: 0.0%
110		Lennar Corp.	6,712

			6,712

		Home Furnishings: 0.0%
80		Whirlpool Corp.	6,701

			6,701

		Household Products/ Wares: 0.1%
140		Clorox Co.	7,965
120		Fortune Brands, Inc.	9,362
430		Kimberly-Clark Corp.	25,650

			42,977

		Housewares: 0.0%
340		Newell Rubbermaid, Inc.	8,085

			8,085

		Insurance: 0.9%
260	@@	ACE Ltd	13,894
420		Aflac, Inc.	19,496
570		Allstate Corp.	30,820
90		AMBAC Financial Group, Inc.	6,935
2,250		American International Group, Inc.	153,518
280		AON Corp.	10,066
290		Chubb Corp.	28,319
110		Cigna Corp.	12,287
135		Cincinnati Financial Corp.	6,032
300		Genworth Financial, Inc.	10,374
270		Hartford Financial Services Group, Inc.	23,190
110		Jefferson-Pilot Corp.	6,262
190		Lincoln National Corp.	10,076
120		Loews Corp.	11,382
335		Marsh & McLennan Cos., Inc.	10,640
130		MBIA, Inc.	7,821
1,100		Metlife, Inc.	53,900
120		MGIC Investment Corp.	7,898
330		Principal Financial Group	15,652
180		Progressive Corp.	21,020
600		Prudential Financial, Inc.	43,914
110		Safeco Corp.	6,215
580		St. Paul Cos	25,909
90		Torchmark Corp.	5,004
280		UnumProvident Corp.	6,370
20	@@	XL Capital Ltd	1,348

			548,342

		Internet: 0.1%
350	@	Amazon.com, Inc.	16,503
1,000	@	eBay, Inc.	43,250
100	@	Monster Worldwide, Inc.	4,082
894	@	Symantec Corp.	15,645
220	@	Yahoo!, Inc.	8,620

			88,100

		Iron/ Steel: 0.0%
230		Nucor Corp.	15,346
160		United States Steel Corp.	7,691

			23,037

		Leisure Time: 0.1%
120		Brunswick Corp.	4,879
370		Carnival Corp.	19,784
260		Harley-Davidson, Inc.	13,387
20		Sabre Holdings Corp.	482

			38,532

		Lodging: 0.1%
300		Hilton Hotels Corp.	7,233
180		Marriott International, Inc.	12,055
160		Starwood Hotels & Resorts Worldwide, Inc.	10,218

			29,506

		Machinery — Diversified: 0.0%
60		Cummins, Inc.	5,384
140		Rockwell Automation, Inc.	8,282

			13,666

		Media: 0.4%
480		Clear Channel Communications, Inc.	15,096
1,930	@	Comcast Corp.	50,103
40		Gannett Co., Inc.	2,423
590		McGraw-Hill Cos, Inc.	30,462
30		Meredith Corp.	1,570
130		New York Times Co.	3,439
2,120		News Corp., Inc.	32,966
4,120		Time Warner, Inc.	71,853
30		Tribune Co.	908
200	@	Univision Communications, Inc.	5,878
1,390		Viacom, Inc.	45,314
350		Walt Disney Co.	8,390

			268,402

		Mining: 0.1%
280		Freeport-McMoRan Copper & Gold, Inc.	15,064
100		Newmont Mining Corp.	5,340
100		Phelps Dodge Corp.	14,387

			34,791

		Miscellaneous Manufacturing: 0.8%
890		3M Co.	68,975
80	@	Cooper Industries Ltd.	5,840
240		Danaher Corp.	13,387
170		Dover Corp.	6,883
120		Eaton Corp.	8,051
8,980		General Electric Co.	314,749
750		Honeywell International, Inc.	27,938
180		Illinois Tool Works, Inc.	15,838
310	@@	Ingersoll-Rand Co.	12,515
100		ITT Industries, Inc.	10,282
100		Parker Hannifin Corp.	6,596
120		Textron, Inc.	9,238

			500,292

		Office/ Business Equipment: 0.0%
190		Pitney Bowes, Inc.	8,028
820	@	Xerox Corp.	12,013

			20,041

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES N
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Oil & Gas: 1.4%
50		Amerada Hess Corp.	$6,341
160		Anadarko Petroleum Corp.	15,160
240		Apache Corp.	16,445
510		Burlington Resources, Inc.	43,962
1,734		ChevronTexaco Corp.	98,439
1,392		ConocoPhillips	80,987
570		Devon Energy Corp.	35,648
240		EOG Resources, Inc.	17,609
8,320		Exxon Mobil Corp.	467,334
110		Kerr-McGee Corp.	9,995
270		Marathon Oil Corp.	16,462
130		Murphy Oil Corp.	7,019
120	@,@@	Nabors Industries Ltd.	9,090
20	@	Noble Corp.	1,411
290		Occidental Petroleum Corp.	23,165
60		Rowan Cos., Inc.	2,138
180		Sunoco, Inc.	14,108
240	@	Transocean, Inc.	16,726
800		Valero Energy Corp.	41,280

			923,319

		Oil & Gas Services: 0.1%
50		Baker Hughes, Inc.	3,039
380		Halliburton Co.	23,545
440		Schlumberger Ltd.	42,746

			69,330

		Packaging & Containers: 0.0%
100		Ball Corp.	3,972
80	@	Sealed Air Corp.	4,494

			8,466

		Pharmaceuticals: 0.8%
1,370		Abbott Laboratories	54,019
110		Allergan, Inc.	11,876
280		AmerisourceBergen Corp.	11,592
340		Bristol-Myers Squibb Co.	7,813
360		Cardinal Health, Inc.	24,750
400	@	Caremark Rx, Inc.	20,716
130	@	Express Scripts, Inc.	10,894
270	@	Forest Laboratories, Inc.	10,984
380	@	Gilead Sciences, Inc.	19,999
250	@	Hospira, Inc.	10,695
330	@	King Pharmaceuticals, Inc.	5,584
240	@	Medco Health Solutions, Inc.	13,392
2,520		Merck & Co., Inc.	80,161
190		Mylan Laboratories	3,792
6,330		Pfizer, Inc.	147,616
1,290		Schering-Plough Corp.	26,897
100	@	Watson Pharmaceuticals, Inc.	3,251
1,180		Wyeth	54,363

			518,394

		Pipelines: 0.0%
90		El Paso Corp.	1,094
70		Kinder Morgan, Inc.	6,437
420		Williams Cos., Inc.	9,731

			17,262

		Real Estate Investment Trust: 0.1%
80		Apartment Investment & Management Co.	3,030
190		Archstone-Smith Trust	7,959
350		Equity Office Properties Trust	10,616
20		Prologis	934
80		Public Storage, Inc.	5,418
180		Simon Property Group LP	13,793
40		Vornado Realty Trust	3,339

			45,089

		Retail: 0.9%
160	@	Autonation, Inc.	3,477
30	@	Autozone, Inc.	2,753
280	@	Bed Bath & Beyond, Inc.	10,122
475		Best Buy Co., Inc.	20,653
180		Circuit City Stores, Inc.	4,066
410		Costco Wholesale Corp.	20,283
200		Darden Restaurants, Inc.	7,776
240		Dollar General Corp.	4,577
150		Family Dollar Stores, Inc.	3,719
314		Federated Department Stores	20,828
500		Gap, Inc.	8,820
1,880		Home Depot, Inc.	76,102
300		JC Penney Co., Inc.	16,680
50	@	Kohl’s Corp.	2,430
60		Limited Brands	1,341
690		Lowe’s Cos., Inc.	45,995
1,420		McDonald’s Corp.	47,882
340		Nordstrom, Inc.	12,716
230	@	Office Depot, Inc.	7,222
90	@	Sears Holding Corp.	10,398
855		Staples, Inc.	19,417
740	@	Starbucks Corp.	22,207
780		Target Corp.	42,877
60		Tiffany & Co.	2,297
400		TJX Cos., Inc.	9,292
2,100		Wal-Mart Stores, Inc.	98,280
850		Walgreen Co.	37,621
100		Wendy’s International, Inc.	5,526
330		Yum! Brands, Inc.	15,470

			580,827

		Savings & Loans: 0.1%
240		Golden West Financial Corp.	15,840
860		Washington Mutual, Inc.	37,410

			53,250

		Semiconductors: 0.6%
310	@	Altera Corp.	5,744
330		Analog Devices, Inc.	11,837
1,390		Applied Materials, Inc.	24,937
240	@	Broadcom Corp.	11,315
344	@	Freescale Semiconductor, Inc.	8,658
8,310		Intel Corp.	207,417
160		Kla-Tencor Corp.	7,893
250		Linear Technology Corp.	9,018
300	@	LSI Logic Corp.	2,400
250		Maxim Integrated Products	9,060
500	@	Micron Technology, Inc.	6,655
480		National Semiconductor Corp.	12,470
120	@	Novellus Systems, Inc.	2,894
140	@	Nvidia Corp.	5,118
80	@	QLogic Corp.	2,601
2,370		Texas Instruments, Inc.	76,006

			404,023

		Software: 0.6%
430		Adobe Systems, Inc.	15,893
270		Autodesk, Inc.	11,597
670		Automatic Data Processing, Inc.	30,746
320	@	BMC Software, Inc.	6,557
230	@	Citrix Systems, Inc.	6,619
414		Computer Associates International, Inc.	11,671
470	@	Compuware Corp.	4,216
250	@	Electronic Arts, Inc.	13,078
663		First Data Corp.	28,516
170	@	Fiserv, Inc.	7,356
250		IMS Health, Inc.	6,230
250	@	Intuit, Inc.	13,325
80	@	Mercury Interactive Corp.	2,223
7,780		Microsoft Corp.	203,447

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES N
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Software: (continued)
460	@	Novell, Inc.	$4,062
3,270	@	Oracle Corp.	39,927
430	@	Parametric Technology Corp.	2,623
370		Siebel Systems, Inc.	3,915

			412,001

		Telecommunications: 0.9%
330		Alltel Corp.	20,822
4,506		AT&T, Inc.	110,351
70	@	Avaya, Inc.	746
1,610		BellSouth Corp.	43,630
170		CenturyTel, Inc.	5,636
5,620	@	Cisco Systems, Inc.	96,213
170	@	Comverse Technology, Inc.	4,519
1,290	@	Corning, Inc.	25,361
3,530		Motorola, Inc.	79,743
1,430		Qualcomm, Inc.	61,604
220		Scientific-Atlanta, Inc.	9,475
2,581		Sprint Corp. — FON Group	60,292
460	@	Tellabs, Inc.	5,014
2,430		Verizon Communications, Inc.	73,192

			596,598

		Textiles: 0.0%
180		Cintas Corp.	7,412

			7,412

		Toys/ Games/ Hobbies: 0.0%
260		Hasbro, Inc.	5,247
80		Mattel, Inc.	1,266

			6,513

		Transportation: 0.3%
330		Burlington Northern Santa Fe Corp.	23,371
250		CSX Corp.	12,693
270		FedEx Corp.	27,915
470		Norfolk Southern Corp.	21,070
30		Union Pacific Corp.	2,415
970		United Parcel Service, Inc.	72,896

			160,360

		Total Common Stock (Cost $9,112,217)	9,955,217

CORPORATE BONDS/ NOTES: 6.2%
		Diversified Financial Services: 6.2%
$4,000,000		General Electric Capital Corp., 5.000%, due 06/15/07	$4,008,960

		Total Corporate Bonds/Notes (Cost $4,066,930)	4,008,960

U.S. GOVERNMENT AGENCY OBLIGATIONS: 69.9%
		Federal Home Loan Bank: 45.3%
30,000,000		4.600%, due 09/15/06	29,042,970

			29,042,970

		Federal Home Loan Mortgage Corporation: 9.5%
6,250,000		4.490%, due 07/15/06	6,100,744

			6,100,744

		Federal National Mortgage Association: 15.1%
10,000,000		4.580%, due 09/15/06	9,682,320

			9,682,320

		Total U.S. Government Agency Obligations (Cost $44,966,767)	44,826,034

U.S. TREASURY OBLIGATIONS: 7.2%
		U.S. Treasury STRIPS: 7.2%
2,642,000		4.350%, due 05/15/06	2,600,684
2,080,000		4.460%, due 11/15/06	2,002,252

		Total U.S. Treasury Obligations (Cost $4,609,944)	4,602,936

		Total Long-Term Investments
		(Cost $62,755,858)	$63,393,147

SHORT-TERM INVESTMENTS: 1.3%
		Repurchase Agreement: 1.3%
835,000		Goldman Sachs Repurchase Agreement dated, 12/30/05, 4.250%, due 01/03/06 $835,394 to be received upon repurchase (Collateralized by $867,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $852,593, due 09/15/08)	835,000

		Total Short-Term Investments (Cost $835,000)	835,000

Total Investments in Securities (Cost $63,590,858)*	100.1%	$64,228,147
Other Assets and Liabilities-Net	(0.1)	(44,667)

Net Assets	100.0%	$64,183,480

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
C	Bond may be called prior to maturity date.
*	Cost for federal income tax purposes is $63,814,634. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$941,689
	Gross Unrealized Depreciation	(528,176)

	Net Unrealized Appreciation	$413,513

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES P
AS OF DECEMBER 31, 2005

Shares			Value

COMMON STOCK: 8.9%
		Advertising: 0.0%
340	@	Interpublic Group of Cos., Inc.	$3,281
150		Omnicom Group	12,770

			16,051

		Aerospace/ Defense: 0.2%
860		Boeing Co.	60,406
210		General Dynamics Corp.	23,951
90		Goodrich Corp.	3,699
90		L-3 Communications Holdings, Inc.	6,692
500		Lockheed Martin Corp.	31,815
290		Northrop Grumman Corp.	17,432
480		Raytheon Co.	19,272
220		Rockwell Collins, Inc.	10,223
830		United Technologies Corp.	46,405

			219,895

		Agriculture: 0.2%
1,610		Altria Group, Inc.	120,299
910		Archer-Daniels-Midland Co.	22,441
230		Monsanto Co.	17,832
90		Reynolds America, Inc.	8,580
130		UST, Inc.	5,308

			174,460

		Airlines: 0.0%
540		Southwest Airlines Co.	8,872

			8,872

		Apparel: 0.1%
550	@	Coach, Inc.	18,337
100		Jones Apparel Group, Inc.	3,072
140		Liz Claiborne, Inc.	5,015
210		Nike, Inc.	18,226
40		Reebok International Ltd.	2,329
140		VF Corp.	7,748

			54,727

		Auto Manufacturers: 0.0%
2,060		Ford Motor Co.	15,903

			15,903

		Auto Parts & Equipment: 0.0%
250	@	Goodyear Tire & Rubber Co.	4,345
150		Johnson Controls, Inc.	10,937

			15,282

		Banks: 0.6%
270		AmSouth Bancorp	7,077
4,194		Bank of America Corp.	193,553
640		Bank of New York	20,384
571		BB&T Corp.	23,931
140		Comerica, Inc.	7,946
90		Compass Bancshares, Inc.	4,346
50		First Horizon National Corp.	1,922
170		Huntington Bancshares, Inc.	4,038
320		Keycorp	10,538
80		M&T Bank Corp.	8,724
160		Marshall & Ilsley Corp.	6,886
340		Mellon Financial Corp.	11,645
450		National City Corp.	15,107
150		Northern Trust Corp.	7,773
300		PNC Financial Services Group, Inc.	18,549
360		Regions Financial Corp.	12,298
250		State Street Corp.	13,860
300		SunTrust Banks, Inc.	21,828
260		Synovus Financial Corp.	7,023
1,510		US BanCorp.	45,134
1,278		Wachovia Corp.	67,555
1,340		Wells Fargo & Co.	84,192
70		Zions Bancorporation	5,289

			599,598

		Beverages: 0.3%
610		Anheuser-Busch Cos., Inc.	26,206
70		Brown-Forman Corp.	4,852
2,600		Coca-Cola Co.	104,806
270		Coca-Cola Enterprises, Inc.	5,176
140	@	Constellation Brands, Inc.	3,672
150		Pepsi Bottling Group, Inc.	4,292
2,230		PepsiCo, Inc.	131,748

			280,752

		Biotechnology: 0.1%
954	@	Amgen, Inc.	75,232
50	@	Biogen Idec, Inc.	2,267
90	@	Chiron Corp.	4,001
190	@	Genzyme Corp.	13,448
40	@	Millipore Corp.	2,642

			97,590

		Building Materials: 0.0%
150		American Standard Cos, Inc.	5,993
350		Masco Corp.	10,567
120		Vulcan Materials Co.	8,130

			24,690

		Chemicals: 0.1%
170		Air Products & Chemicals, Inc.	10,062
790		Dow Chemical Co.	34,618
110		Eastman Chemical Co.	5,675
180		Ecolab, Inc.	6,529
750		EI Du Pont de Nemours & Co.	31,875
50		Engelhard Corp.	1,508
110		International Flavors & Fragrances, Inc.	3,685
230		PPG Industries, Inc.	13,317
300		Praxair, Inc.	15,888
170		Rohm & Haas Co.	8,231
110		Sherwin-Williams Co.	4,996
50		Sigma-Aldrich Corp.	3,165

			139,549

		Commercial Services: 0.1%
810		Cendant Corp.	13,973
190		Equifax, Inc.	7,224
430		H&R Block, Inc.	10,557
430		McKesson Corp.	22,184
190		Moody’s Corp.	11,670
290		Paychex, Inc.	11,055
130		Robert Half International, Inc.	4,926
170		RR Donnelley & Sons Co.	5,816

			87,405

		Computers: 0.4%
100	@	Affiliated Computer Services, Inc.	5,918
1,090	@	Apple Computer, Inc.	78,360
30	@	Computer Sciences Corp.	1,519
3,150	@	Dell, Inc.	94,469
80		Electronic Data Systems Corp.	1,923
2,620		EMC Corp.	35,684
2,449		Hewlett-Packard Co.	70,115
1,280		International Business Machines Corp.	105,216
90	@	Lexmark International, Inc.	4,035
220	@	NCR Corp.	7,467
270	@	Network Appliance, Inc.	7,290

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES P
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Computers: (continued)
530	@	Sun Microsystems, Inc.	$2,221
460	@	Unisys Corp.	2,682

			416,899

		Cosmetics/ Personal Care: 0.2%
65		Alberto-Culver Co.	2,974
550		Colgate-Palmolive Co.	30,168
2,721		Procter & Gamble Co.	157,491

			190,633

		Distribution/ Wholesale: 0.0%
186		Genuine Parts Co.	8,169
60		WW Grainger, Inc.	4,266

			12,435

		Diversified Financial Services: 0.7%
1,020		American Express Co.	52,489
204		Ameriprise Financial, Inc.	8,364
120		Bear Stearns Cos, Inc.	13,864
240		Capital One Financial Corp.	20,736
820		Charles Schwab Corp.	12,029
210		CIT Group, Inc.	10,874
4,000		Citigroup, Inc.	194,120
98		Countrywide Financial Corp.	3,351
270	@	E*Trade Financial Corp.	5,632
800		Fannie Mae	39,048
50		Federated Investors, Inc.	1,852
120		Franklin Resources, Inc.	11,281
490		Goldman Sachs Group, Inc.	62,578
2,720		JPMorgan Chase & Co.	107,957
300		Lehman Brothers Holdings, Inc.	38,451
1,040		MBNA Corp.	28,236
970		Merrill Lynch & Co., Inc.	65,698
840		Morgan Stanley	47,662
330		SLM Corp.	18,180
90		T. Rowe Price Group, Inc.	6,483

			748,885

		Electric: 0.3%
540	@	AES Corp.	8,548
120	@	Allegheny Energy, Inc.	3,798
30		Ameren Corp.	1,537
330		American Electric Power Co., Inc.	12,240
360		CenterPoint Energy Resources Corp.	4,626
160		Cinergy Corp.	6,794
310	@	CMS Energy Corp.	4,498
210		Consolidated Edison, Inc.	9,729
150		Constellation Energy Group, Inc.	8,640
270		Dominion Resources, Inc.	20,844
140		DTE Energy Co.	6,047
750		Duke Energy Corp.	20,588
350		Edison International	15,264
280		FirstEnergy Corp.	13,717
320		FPL Group, Inc.	13,299
230		NiSource, Inc.	4,798
310		Pacific Gas & Electric Co.	11,507
90		Pinnacle West Capital Corp.	3,722
360		PPL Corp.	10,584
200		Progress Energy, Inc.	8,784
180		Public Service Enterprise Group, Inc.	11,695
590		Southern Co.	20,373
310		TECO Energy, Inc.	5,326
680		TXU Corp.	34,129
320		Xcel Energy, Inc.	5,907

			266,994

		Electrical Components & Equipment: 0.0%
140		American Power Conversion	3,080
430		Emerson Electric Co.	32,121

			35,201

		Electronics: 0.1%
540	@	Agilent Technologies, Inc.	17,977
210		Applera Corp. — Applied Biosystems Group	5,578
140	@	Jabil Circuit, Inc.	5,193
140		PerkinElmer, Inc.	3,298
390	@	Sanmina-SCI Corp.	1,661
1,320	@	Solectron Corp.	4,831
120	@	Thermo Electron Corp.	3,616
130	@	Waters Corp.	4,914

			47,068

		Engineering & Construction: 0.0%
70		Fluor Corp.	5,408

			5,408

		Entertainment: 0.0%
270		International Game Technology	8,311

			8,311

		Environmental Control: 0.0%
420		Waste Management, Inc.	12,747

			12,747

		Food: 0.1%
240		Campbell Soup Co.	7,145
410		ConAgra Foods, Inc.	8,315
380		General Mills, Inc.	18,742
170		Hershey Foods Corp.	9,393
270		HJ Heinz Co.	9,104
210		Kellogg Co.	9,076
530	@	Kroger Co.	10,006
160		McCormick & Co., Inc.	4,947
340		Safeway, Inc.	8,044
603		Sara Lee Corp.	11,397
190		Supervalu, Inc.	6,171
200		Tyson Foods, Inc.	3,420
160		WM Wrigley Jr. Co.	10,638

			116,398

		Forest Products & Paper: 0.0%
90		Louisiana-Pacific Corp.	2,472
160		MeadWestvaco Corp.	4,485
140		Plum Creek Timber Co., Inc.	5,047
90		Temple-Inland, Inc.	4,037
200		Weyerhaeuser Co.	13,268

			29,309

		Gas: 0.0%
220		Sempra Energy	9,865

			9,865

		Hand/ Machine Tools: 0.0%
60		Black & Decker Corp.	5,218
20		Snap-On, Inc.	751
100		Stanley Works	4,804

			10,773

		Healthcare — Products: 0.3%
40		Bausch & Lomb, Inc.	2,716
460		Baxter International, Inc.	17,319
210		Becton Dickinson & Co.	12,617
470	@	Boston Scientific Corp.	11,510
120		CR Bard, Inc.	7,910
260		Guidant Corp.	16,835
2,340		Johnson & Johnson	140,634

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES P
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Healthcare — Products: (continued)
970		Medtronic, Inc.	$55,843
280	@	St. Jude Medical, Inc.	14,056
220		Stryker Corp.	9,775

			289,215

		Healthcare — Services: 0.2%
380		Aetna, Inc.	35,838
240	@	Coventry Health Care, Inc.	13,670
230	@	Humana, Inc.	12,496
20	@	Laboratory Corp. of America Holdings	1,077
80		Quest Diagnostics	4,118
1,320		UnitedHealth Group, Inc.	82,025
840	@	WellPoint, Inc.	67,024

			216,248

		Home Builders: 0.0%
100		Lennar Corp.	6,102

			6,102

		Home Furnishings: 0.0%
50		Whirlpool Corp.	4,188

			4,188

		Household Products/ Wares: 0.0%
130		Clorox Co.	7,396
110		Fortune Brands, Inc.	8,582
390		Kimberly-Clark Corp.	23,264

			39,242

		Housewares: 0.0%
210		Newell Rubbermaid, Inc.	4,994

			4,994

		Insurance: 0.5%
240	@@	ACE Ltd	12,826
380		Aflac, Inc.	17,640
520		Allstate Corp.	28,116
80		AMBAC Financial Group, Inc.	6,165
2,060		American International Group, Inc.	140,554
240		AON Corp.	8,628
260		Chubb Corp.	25,389
100		Cigna Corp.	11,170
141		Cincinnati Financial Corp.	6,300
290		Genworth Financial, Inc.	10,028
250		Hartford Financial Services Group, Inc.	21,473
100		Jefferson-Pilot Corp.	5,693
190		Lincoln National Corp.	10,076
110		Loews Corp.	10,434
305		Marsh & McLennan Cos., Inc.	9,687
110		MBIA, Inc.	6,618
840		Metlife, Inc.	41,160
120		MGIC Investment Corp.	7,898
300		Principal Financial Group	14,229
160		Progressive Corp.	18,685
550		Prudential Financial, Inc.	40,255
100		Safeco Corp.	5,650
530		St. Paul Cos	23,675
80		Torchmark Corp.	4,448
230		UnumProvident Corp.	5,233
20	@@	XL Capital Ltd	1,348

			493,378

		Internet: 0.1%
320	@	Amazon.com, Inc.	15,088
890	@	eBay, Inc.	38,493
50	@	Monster Worldwide, Inc.	2,041
839	@	Symantec Corp.	14,683
200	@	Yahoo!, Inc.	7,836

			78,141

		Iron/ Steel: 0.0%
210		Nucor Corp.	14,011
160		United States Steel Corp.	7,691

			21,702

		Leisure Time: 0.0%
110		Brunswick Corp.	4,473
340		Carnival Corp.	18,180
230		Harley-Davidson, Inc.	11,843
20		Sabre Holdings Corp.	482

			34,978

		Lodging: 0.0%
280		Hilton Hotels Corp.	6,751
160		Marriott International, Inc.	10,715
170		Starwood Hotels & Resorts Worldwide, Inc.	10,856

			28,322

		Machinery — Diversified: 0.0%
10		Cummins, Inc.	897
130		Rockwell Automation, Inc.	7,691

			8,588

		Media: 0.3%
440		Clear Channel Communications, Inc.	13,838
1,760	@	Comcast Corp.	45,690
40		Gannett Co., Inc.	2,423
550		McGraw-Hill Cos, Inc.	28,397
50		Meredith Corp.	2,617
120		New York Times Co.	3,174
1,940		News Corp., Inc.	30,167
3,770		Time Warner, Inc.	65,749
40		Tribune Co.	1,210
180	@	Univision Communications, Inc.	5,290
1,270		Viacom, Inc.	41,402
320		Walt Disney Co.	7,670

			247,627

		Mining: 0.0%
260		Freeport-McMoRan Copper & Gold, Inc.	13,988
90		Phelps Dodge Corp.	12,948

			26,936

		Miscellaneous Manufacturing: 0.5%
800		3M Co.	62,000
70	@	Cooper Industries Ltd.	5,110
220		Danaher Corp.	12,272
150		Dover Corp.	6,074
120		Eaton Corp.	8,051
8,200		General Electric Co.	287,410
690		Honeywell International, Inc.	25,703
170		Illinois Tool Works, Inc.	14,958
260	@@	Ingersoll-Rand Co.	10,496
70		ITT Industries, Inc.	7,197
100		Parker Hannifin Corp.	6,596
110		Textron, Inc.	8,468

			454,335

		Office/ Business Equipment: 0.0%
180		Pitney Bowes, Inc.	7,605
730	@	Xerox Corp.	10,695

			18,300

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES P
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Oil & Gas: 0.8%
50		Amerada Hess Corp.	$6,341
150		Anadarko Petroleum Corp.	14,213
224		Apache Corp.	15,348
440		Burlington Resources, Inc.	37,928
1,603		ChevronTexaco Corp.	91,002
1,332		ConocoPhillips	77,496
520		Devon Energy Corp.	32,521
220		EOG Resources, Inc.	16,141
7,610		Exxon Mobil Corp.	427,454
90		Kerr-McGee Corp.	8,177
260		Marathon Oil Corp.	15,852
120		Murphy Oil Corp.	6,479
110	@,@@	Nabors Industries Ltd.	8,333
30	@	Noble Corp.	2,116
280		Occidental Petroleum Corp.	22,366
60		Rowan Cos., Inc.	2,138
180		Sunoco, Inc.	14,108
220	@	Transocean, Inc.	15,332
720		Valero Energy Corp.	37,152

			850,497

		Oil & Gas Services: 0.1%
50		Baker Hughes, Inc.	3,039
360		Halliburton Co.	22,306
400		Schlumberger Ltd.	38,860

			64,205

		Packaging & Containers: 0.0%
90		Ball Corp.	3,575
100	@	Sealed Air Corp.	5,617

			9,192

		Pharmaceuticals: 0.5%
1,250		Abbott Laboratories	49,288
100		Allergan, Inc.	10,796
300		AmerisourceBergen Corp.	12,420
310		Bristol-Myers Squibb Co.	7,124
330		Cardinal Health, Inc.	22,688
360	@	Caremark Rx, Inc.	18,644
120	@	Express Scripts, Inc.	10,056
250	@	Forest Laboratories, Inc.	10,170
350	@	Gilead Sciences, Inc.	18,421
200	@	Hospira, Inc.	8,556
350	@	King Pharmaceuticals, Inc.	5,922
247	@	Medco Health Solutions, Inc.	13,783
2,290		Merck & Co., Inc.	72,845
170		Mylan Laboratories	3,393
5,792		Pfizer, Inc.	135,069
1,180		Schering-Plough Corp.	24,603
90	@	Watson Pharmaceuticals, Inc.	2,926
1,080		Wyeth	49,756

			476,460

		Pipelines: 0.0%
90		El Paso Corp.	1,094
60		Kinder Morgan, Inc.	5,517
350		Williams Cos., Inc.	8,110

			14,721

		Real Estate Investment Trust: 0.0%
20		Apartment Investment & Management Co.	757
170		Archstone-Smith Trust	7,121
320		Equity Office Properties Trust	9,706
40		Prologis	1,869
70		Public Storage, Inc.	4,740
160		Simon Property Group LP	12,261
20		Vornado Realty Trust	1,669

			38,123

		Retail: 0.5%
140	@	Autonation, Inc.	3,042
40	@	Autozone, Inc.	3,670
240	@	Bed Bath & Beyond, Inc.	8,676
430		Best Buy Co., Inc.	18,696
150		Circuit City Stores, Inc.	3,389
400		Costco Wholesale Corp.	19,788
200		Darden Restaurants, Inc.	7,776
220		Dollar General Corp.	4,195
70		Family Dollar Stores, Inc.	1,735
278		Federated Department Stores	18,440
610		Gap, Inc.	10,760
1,720		Home Depot, Inc.	69,626
270		JC Penney Co., Inc.	15,012
50	@	Kohl’s Corp.	2,430
60		Limited Brands	1,341
630		Lowe’s Cos., Inc.	41,996
1,300		McDonald’s Corp.	43,836
310		Nordstrom, Inc.	11,594
230	@	Office Depot, Inc.	7,222
80	@	Sears Holding Corp.	9,242
780		Staples, Inc.	17,714
680	@	Starbucks Corp.	20,407
660		Target Corp.	36,280
50		Tiffany & Co.	1,915
380		TJX Cos., Inc.	8,827
1,930		Wal-Mart Stores, Inc.	90,324
790		Walgreen Co.	34,965
90		Wendy’s International, Inc.	4,973
300		Yum! Brands, Inc.	14,064

			531,935

		Savings & Loans: 0.1%
220		Golden West Financial Corp.	14,520
782		Washington Mutual, Inc.	34,017

			48,537

		Semiconductors: 0.4%
290	@	Altera Corp.	5,374
280		Analog Devices, Inc.	10,044
1,270		Applied Materials, Inc.	22,784
220	@	Broadcom Corp.	10,373
312	@	Freescale Semiconductor, Inc.	7,853
7,860		Intel Corp.	196,186
140		Kla-Tencor Corp.	6,906
230		Linear Technology Corp.	8,296
280	@	LSI Logic Corp.	2,240
230		Maxim Integrated Products	8,335
480	@	Micron Technology, Inc.	6,389
430		National Semiconductor Corp.	11,171
50	@	Novellus Systems, Inc.	1,206
120	@	Nvidia Corp.	4,387
60	@	QLogic Corp.	1,951
2,170		Texas Instruments, Inc.	69,592

			373,087

		Software: 0.4%
400		Adobe Systems, Inc.	14,784
250		Autodesk, Inc.	10,738
600		Automatic Data Processing, Inc.	27,534
320	@	BMC Software, Inc.	6,557
210	@	Citrix Systems, Inc.	6,044
380		Computer Associates International, Inc.	10,712
560	@	Compuware Corp.	5,023
230	@	Electronic Arts, Inc.	12,031
600		First Data Corp.	25,806
150	@	Fiserv, Inc.	6,491
180		IMS Health, Inc.	4,486
230	@	Intuit, Inc.	12,259
60	@	Mercury Interactive Corp.	1,667
7,130		Microsoft Corp.	186,440

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES P
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Software: (continued)
490	@	Novell, Inc.	$4,327
2,990	@	Oracle Corp.	36,508
400	@	Parametric Technology Corp.	2,440
400		Siebel Systems, Inc.	4,232

			378,079

		Telecommunications: 0.5%
300		Alltel Corp.	18,930
4,099		AT&T, Inc.	100,381
70	@	Avaya, Inc.	747
1,470		BellSouth Corp.	39,837
100		CenturyTel, Inc.	3,316
5,140	@	Cisco Systems, Inc.	87,997
170	@	Comverse Technology, Inc.	4,520
1,180	@	Corning, Inc.	23,199
3,250		Motorola, Inc.	73,418
1,310		Qualcomm, Inc.	56,435
190		Scientific-Atlanta, Inc.	8,183
2,357		Sprint Corp. — FON Group	55,060
530	@	Tellabs, Inc.	5,777
2,220		Verizon Communications, Inc.	66,866

			544,666

		Textiles: 0.0%
110		Cintas Corp.	4,530

			4,530

		Toys/ Games/ Hobbies: 0.0%
240		Hasbro, Inc.	4,843
60		Mattel, Inc.	949

			5,792

		Transportation: 0.2%
320		Burlington Northern Santa Fe Corp.	22,662
170		CSX Corp.	8,631
250		FedEx Corp.	25,842
430		Norfolk Southern Corp.	19,277
40		Union Pacific Corp.	3,220
890		United Parcel Service, Inc.	66,881

			146,513

		Total Common Stock (Cost $8,411,949)	9,104,333

U.S. GOVERNMENT AGENCY OBLIGATIONS: 72.7%
		Federal Home Loan Mortgage Corporation: 23.5%
$6,250,000		4.590%, due 01/15/07	$5,961,113
18,970,000		4.700%, due 01/26/07	18,048,058

			24,009,171

		Federal National Mortgage Association: 28.0%
30,000,000		4.660%, due 12/15/06	28,702,020

			28,702,020

		Other U.S. Treasury Obligations: 21.2%
13,420,000		FICO STRIP, 4.520%, due 09/07/06	13,011,213
6,210,000		FICO STRIP, 4.580%, due 12/06/06	5,952,347
2,894,000		FICO STRIP, 4.590%, due 12/27/06	2,766,546

			21,730,106

		Total U.S. Government Agency Obligations (Cost $74,949,364)	74,441,297

U.S. TREASURY OBLIGATIONS: 5.2%
		U.S. Treasury STRIP: 5.2%
5,561,000		4.460%, due 11/15/06	5,353,135

		Total U.S. Treasury Obligations (Cost $5,354,517)	5,353,135

OTHER BONDS: 13.0%
		Sovereign: 13.0%
1,113,000		Israel Trust, 4.500%, due 05/15/06	1,070,320
12,673,000		Turkey Trust, 4.500%, due 05/15/06	12,187,028

		Total Other Bonds (Cost $13,286,193)	13,257,348

		Total Long-Term Investments (Cost $102,002,023)	$102,156,113

SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
397,000		Morgan Stanley Repurchase Agreement dated, 12/30/05, 4.230%, due 01/03/06 $397,186 to be received upon repurchase (Collateralized by $815,000 Resolution Funding Corporation, 6.84%, Market Value plus accrued interest $405,039, due 10/15/20)	397,000

		Total Short-Term Investments (Cost $397,000)	397,000

Total Investments in Securities (Cost $102,399,023)*	100.2%	$102,553,113
Other Assets and Liabilities-Net	(0.2)	(172,814)

Net Assets	100.0%	$102,380,299

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $102,521,303. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$891,575
	Gross Unrealized Depreciation	(859,765)

	Net Unrealized Appreciation	$31,810

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES Q
AS OF DECEMBER 31, 2005

Shares			Value

COMMON STOCK: 18.2%
		Advertising: 0.0%
750	@	Interpublic Group of Cos., Inc.	$7,238
300		Omnicom Group	25,539

			32,777

		Aerospace/ Defense: 0.4%
2,000		Boeing Co.	140,480
450		General Dynamics Corp.	51,323
150		Goodrich Corp.	6,165
150		L-3 Communications Holdings, Inc.	11,153
1,190		Lockheed Martin Corp.	75,720
624		Northrop Grumman Corp.	37,509
995		Raytheon Co.	39,949
550		Rockwell Collins, Inc.	25,559
1,860		United Technologies Corp.	103,993

			491,851

		Agriculture: 0.4%
3,760		Altria Group, Inc.	280,947
1,980		Archer-Daniels-Midland Co.	48,827
540		Monsanto Co.	41,866
300		Reynolds America, Inc.	28,599
300		UST, Inc.	12,249

			412,488

		Airlines: 0.0%
1,300		Southwest Airlines Co.	21,359

			21,359

		Apparel: 0.1%
1,200	@	Coach, Inc.	40,008
240		Jones Apparel Group, Inc.	7,373
330		Liz Claiborne, Inc.	11,821
470		Nike, Inc.	40,791
130		Reebok International Ltd.	7,570
220		VF Corp.	12,175

			119,738

		Auto Manufacturers: 0.0%
5,720		Ford Motor Co.	44,158
200	@	Navistar International Corp.	5,724

			49,882

		Auto Parts & Equipment: 0.0%
630	@	Goodyear Tire & Rubber Co.	10,949
380		Johnson Controls, Inc.	27,706

			38,655

		Banks: 1.2%
800		AmSouth Bancorp	20,968
9,770		Bank of America Corp.	450,886
1,450		Bank of New York	46,183
1,276		BB&T Corp.	53,477
350		Comerica, Inc.	19,866
150		Compass Bancshares, Inc.	7,244
130		First Horizon National Corp.	4,997
350		Huntington Bancshares, Inc.	8,313
740		Keycorp	24,368
150		M&T Bank Corp.	16,358
370		Marshall & Ilsley Corp.	15,925
850		Mellon Financial Corp.	29,113
1,080		National City Corp.	36,256
350		Northern Trust Corp.	18,137
750		PNC Financial Services Group, Inc.	46,373
800		Regions Financial Corp.	27,328
630		State Street Corp.	34,927
660		SunTrust Banks, Inc.	48,022
632		Synovus Financial Corp.	17,070
3,520		US BanCorp.	105,213
2,915		Wachovia Corp.	154,087
3,000		Wells Fargo & Co.	188,490
200		Zions Bancorporation	15,112

			1,388,713

		Beverages: 0.6%
1,460		Anheuser-Busch Cos., Inc.	62,722
200		Brown-Forman Corp.	13,864
6,480		Coca-Cola Co.	261,209
600		Coca-Cola Enterprises, Inc.	11,502
300	@	Constellation Brands, Inc.	7,869
480		Pepsi Bottling Group, Inc.	13,733
5,230		PepsiCo, Inc.	308,988

			679,887

		Biotechnology: 0.2%
2,226	@	Amgen, Inc.	175,542
100	@	Biogen Idec, Inc.	4,533
200	@	Chiron Corp.	8,892
440	@	Genzyme Corp.	31,143
100	@	Millipore Corp.	6,604

			226,714

		Building Materials: 0.0%
320		American Standard Cos, Inc.	12,784
800		Masco Corp.	24,152
150		Vulcan Materials Co.	10,163

			47,099

		Chemicals: 0.3%
500		Air Products & Chemicals, Inc.	29,595
1,800		Dow Chemical Co.	78,876
150		Eastman Chemical Co.	7,739
430		Ecolab, Inc.	15,596
1,750		EI Du Pont de Nemours & Co.	74,375
250		Engelhard Corp.	7,538
200		International Flavors & Fragrances, Inc.	6,700
540		PPG Industries, Inc.	31,266
680		Praxair, Inc.	36,013
270		Rohm & Haas Co.	13,073
300		Sherwin-Williams Co.	13,626
150		Sigma-Aldrich Corp.	9,494

			323,891

		Commercial Services: 0.2%
1,900		Cendant Corp.	32,775
310		Equifax, Inc.	11,786
1,000		H&R Block, Inc.	24,550
950		McKesson Corp.	49,011
500		Moody’s Corp.	30,710
600		Paychex, Inc.	22,872
350		Robert Half International, Inc.	13,262
350		RR Donnelley & Sons Co.	11,974

			196,940

		Computers: 0.8%
150	@	Affiliated Computer Services, Inc.	8,877
2,590	@	Apple Computer, Inc.	186,195
50	@	Computer Sciences Corp.	2,532
7,280	@	Dell, Inc.	218,327
150		Electronic Data Systems Corp.	3,606
6,050		EMC Corp.	82,401
5,987		Hewlett-Packard Co.	171,408
2,910		International Business Machines Corp.	239,202
150	@	Lexmark International, Inc.	6,725
350	@	NCR Corp.	11,879
550	@	Network Appliance, Inc.	14,850

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES Q
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Computers: (continued)
1,190	@	Sun Microsystems, Inc.	$4,986
800	@	Unisys Corp.	4,664

			955,652

		Cosmetics/ Personal Care: 0.4%
200		Alberto-Culver Co.	9,150
1,250		Colgate-Palmolive Co.	68,563
6,274		Procter & Gamble Co.	363,139

			440,852

		Distribution/ Wholesale: 0.0%
438		Genuine Parts Co.	19,237
100		WW Grainger, Inc.	7,110

			26,347

		Diversified Financial Services: 1.5%
2,360		American Express Co.	121,446
492		Ameriprise Financial, Inc.	20,172
230		Bear Stearns Cos, Inc.	26,572
520		Capital One Financial Corp.	44,928
1,850		Charles Schwab Corp.	27,140
370		CIT Group, Inc.	19,159
9,270		Citigroup, Inc.	449,873
198		Countrywide Financial Corp.	6,770
600	@	E*Trade Financial Corp.	12,516
1,830		Fannie Mae	89,322
200		Federated Investors, Inc.	7,408
250		Franklin Resources, Inc.	23,503
1,150		Goldman Sachs Group, Inc.	146,867
6,300		JPMorgan Chase & Co.	250,047
810		Lehman Brothers Holdings, Inc.	103,818
2,400		MBNA Corp.	65,160
2,280		Merrill Lynch & Co., Inc.	154,424
1,900		Morgan Stanley	107,806
810		SLM Corp.	44,623
250		T. Rowe Price Group, Inc.	18,008

			1,739,562

		Electric: 0.5%
1,270	@	AES Corp.	20,104
250	@	Allegheny Energy, Inc.	7,913
100		Ameren Corp.	5,124
620		American Electric Power Co., Inc.	22,996
550		CenterPoint Energy Resources Corp.	7,068
400		Cinergy Corp.	16,984
700	@	CMS Energy Corp.	10,157
450		Consolidated Edison, Inc.	20,849
350		Constellation Energy Group, Inc.	20,160
600		Dominion Resources, Inc.	46,320
300		DTE Energy Co.	12,957
1,750		Duke Energy Corp.	48,038
850		Edison International	37,069
550		FirstEnergy Corp.	26,945
700		FPL Group, Inc.	29,092
550		NiSource, Inc.	11,473
670		Pacific Gas & Electric Co.	24,870
200		Pinnacle West Capital Corp.	8,270
800		PPL Corp.	23,520
500		Progress Energy, Inc.	21,960
400		Public Service Enterprise Group, Inc.	25,988
1,380		Southern Co.	47,651
700		TECO Energy, Inc.	12,026
1,400		TXU Corp.	70,266
700		Xcel Energy, Inc.	12,922

			590,722

		Electrical Components & Equipment: 0.1%
300		American Power Conversion	6,600
1,030		Emerson Electric Co.	76,941

			83,541

		Electronics: 0.1%
1,250	@	Agilent Technologies, Inc.	41,613
540		Applera Corp. — Applied Biosystems Group	14,342
360	@	Jabil Circuit, Inc.	13,352
150		PerkinElmer, Inc.	3,534
930	@	Sanmina-SCI Corp.	3,962
2,240	@	Solectron Corp.	8,198
400	@	Thermo Electron Corp.	12,052
250	@	Waters Corp.	9,450

			106,503

		Engineering & Construction: 0.0%
50		Fluor Corp.	3,863

			3,863

		Entertainment: 0.0%
550		International Game Technology	16,929

			16,929

		Environmental Control: 0.0%
1,020		Waste Management, Inc.	30,957

			30,957

		Food: 0.2%
350		Campbell Soup Co.	10,420
950		ConAgra Foods, Inc.	19,266
900		General Mills, Inc.	44,384
400		Hershey Foods Corp.	22,100
850		HJ Heinz Co.	28,662
470		Kellogg Co.	20,313
1,250	@	Kroger Co.	23,600
300		McCormick & Co., Inc.	9,276
850		Safeway, Inc.	20,111
1,361		Sara Lee Corp.	25,723
450		Supervalu, Inc.	14,616
500		Tyson Foods, Inc.	8,550
400		WM Wrigley Jr. Co.	26,596

			273,617

		Forest Products & Paper: 0.1%
250		Louisiana-Pacific Corp.	6,868
450		MeadWestvaco Corp.	12,614
100		Plum Creek Timber Co., Inc.	3,605
200		Temple-Inland, Inc.	8,970
500		Weyerhaeuser Co.	33,170

			65,227

		Gas: 0.0%
530		Sempra Energy	23,765

			23,765

		Hand/ Machine Tools: 0.0%
180		Black & Decker Corp.	15,653
100		Snap-On, Inc.	3,756
230		Stanley Works	11,049

			30,458

		Healthcare — Products: 0.6%
100		Bausch & Lomb, Inc.	6,790
1,050		Baxter International, Inc.	39,533
500		Becton Dickinson & Co.	30,040
1,080	@	Boston Scientific Corp.	26,449
200		CR Bard, Inc.	13,184
560		Guidant Corp.	36,260
5,300		Johnson & Johnson	318,530

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES Q
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Healthcare — Products: (continued)
2,210		Medtronic, Inc.	$127,230
760	@	St. Jude Medical, Inc.	38,152
500		Stryker Corp.	22,215

			658,383

		Healthcare — Services: 0.4%
840		Aetna, Inc.	79,220
525	@	Coventry Health Care, Inc.	29,904
500	@	Humana, Inc.	27,165
50		Quest Diagnostics	2,574
3,090		UnitedHealth Group, Inc.	192,013
1,890	@	WellPoint, Inc.	150,803

			481,679

		Home Builders: 0.0%
250		Lennar Corp.	15,255

			15,255

		Home Furnishings: 0.0%
70		Whirlpool Corp.	5,863

			5,863

		Household Products/ Wares: 0.1%
240		Clorox Co.	13,654
230		Fortune Brands, Inc.	17,945
930		Kimberly-Clark Corp.	55,475

			87,074

		Housewares: 0.0%
550		Newell Rubbermaid, Inc.	13,079

			13,079

		Insurance: 1.0%
620	@@	ACE Ltd	33,133
910		Aflac, Inc.	42,242
1,200		Allstate Corp.	64,884
230		AMBAC Financial Group, Inc.	17,724
4,750		American International Group, Inc.	324,093
550		AON Corp.	19,773
580		Chubb Corp.	56,637
220		Cigna Corp.	24,574
301		Cincinnati Financial Corp.	13,449
700		Genworth Financial, Inc.	24,206
500		Hartford Financial Services Group, Inc.	42,945
230		Jefferson-Pilot Corp.	13,094
500		Lincoln National Corp.	26,515
270		Loews Corp.	25,610
743		Marsh & McLennan Cos., Inc.	23,598
220		MBIA, Inc.	13,235
2,310		Metlife, Inc.	113,190
200		MGIC Investment Corp.	13,164
710		Principal Financial Group	33,675
320		Progressive Corp.	37,370
1,570		Prudential Financial, Inc.	114,908
200		Safeco Corp.	11,300
1,220		St. Paul Cos.	54,497
250		Torchmark Corp.	13,900
600		UnumProvident Corp.	13,650
70	@@	XL Capital Ltd	4,717

			1,176,083

		Internet: 0.2%
700	@	Amazon.com, Inc.	33,005
2,100	@	eBay, Inc.	90,825
200	@	Monster Worldwide, Inc.	8,164
1,921	@	Symantec Corp.	33,618
450	@	Yahoo!, Inc.	17,631

			183,243

		Iron/ Steel: 0.0%
430		Nucor Corp.	28,690
170		United States Steel Corp.	8,172

			36,862

		Leisure Time: 0.1%
210		Brunswick Corp.	8,539
800		Carnival Corp.	42,776
530		Harley-Davidson, Inc.	27,290
300		Sabre Holdings Corp.	7,233

			85,838

		Lodging: 0.1%
800		Hilton Hotels Corp.	19,288
290		Marriott International, Inc.	19,421
450		Starwood Hotels & Resorts Worldwide, Inc.	28,737

			67,446

		Machinery — Diversified: 0.0%
50		Cummins, Inc.	4,487
280		Rockwell Automation, Inc.	16,565

			21,052

		Media: 0.5%
1,000		Clear Channel Communications, Inc.	31,450
4,050	@	Comcast Corp.	105,138
110		Gannett Co., Inc.	6,663
1,270		McGraw-Hill Cos, Inc.	65,570
70		Meredith Corp.	3,664
200		New York Times Co.	5,290
4,850		News Corp., Inc.	75,418
8,750		Time Warner, Inc.	152,600
90		Tribune Co.	2,723
400	@	Univision Communications, Inc.	11,756
2,930		Viacom, Inc.	95,518
750		Walt Disney Co.	17,978

			573,768

		Mining: 0.1%
560		Freeport-McMoRan Copper & Gold, Inc.	30,128
200		Newmont Mining Corp.	10,680
150		Phelps Dodge Corp.	21,581

			62,389

		Miscellaneous Manufacturing: 0.9%
1,880		3M Co.	145,700
200	@	Cooper Industries Ltd.	14,600
520		Danaher Corp.	29,006
350		Dover Corp.	14,172
300		Eaton Corp.	20,127
18,970		General Electric Co.	664,899
1,590		Honeywell International, Inc.	59,228
350		Illinois Tool Works, Inc.	30,797
630	@@	Ingersoll-Rand Co.	25,433
140		ITT Industries, Inc.	14,395
230		Parker Hannifin Corp.	15,171
230		Textron, Inc.	17,705

			1,051,233

		Office/ Business Equipment: 0.0%
390		Pitney Bowes, Inc.	16,478
1,740	@	Xerox Corp.	25,491

			41,969

		Oil & Gas: 1.7%
120		Amerada Hess Corp.	15,218
350		Anadarko Petroleum Corp.	33,163
556		Apache Corp.	38,097
1,030		Burlington Resources, Inc.	88,786

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES Q
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Oil & Gas: (continued)
3,699		ChevronTexaco Corp.	$209,992
2,976		ConocoPhillips	173,144
1,230		Devon Energy Corp.	76,924
500		EOG Resources, Inc.	36,685
17,670		Exxon Mobil Corp.	992,524
150		Kerr-McGee Corp.	13,629
590		Marathon Oil Corp.	35,972
200		Murphy Oil Corp.	10,798
200	@,@@	Nabors Industries Ltd.	15,150
50	@	Noble Corp.	3,527
630		Occidental Petroleum Corp.	50,324
200		Rowan Cos., Inc.	7,128
400		Sunoco, Inc.	31,352
500	@	Transocean, Inc.	34,845
1,700		Valero Energy Corp.	87,720

			1,954,978

		Oil & Gas Services: 0.1%
150		Baker Hughes, Inc.	9,117
800		Halliburton Co.	49,568
1,000		Schlumberger Ltd.	97,150

			155,835

		Packaging & Containers: 0.0%
300		Ball Corp.	11,916
200	@	Sealed Air Corp.	11,234

			23,150

		Pharmaceuticals: 1.0%
2,900		Abbott Laboratories	114,347
250		Allergan, Inc.	26,990
600		AmerisourceBergen Corp.	24,840
700		Bristol-Myers Squibb Co.	16,086
810		Cardinal Health, Inc.	55,688
850	@	Caremark Rx, Inc.	44,022
390	@	Express Scripts, Inc.	32,682
590	@	Forest Laboratories, Inc.	24,001
800	@	Gilead Sciences, Inc.	42,104
570	@	Hospira, Inc.	24,382
590	@	King Pharmaceuticals, Inc.	9,983
629	@	Medco Health Solutions, Inc.	35,098
5,320		Merck & Co., Inc.	169,229
400		Mylan Laboratories	7,984
13,406		Pfizer, Inc.	312,626
2,750		Schering-Plough Corp.	57,338
150	@	Watson Pharmaceuticals, Inc.	4,877
2,500		Wyeth	115,175

			1,117,452

		Pipelines: 0.0%
200		El Paso Corp.	2,432
190		Kinder Morgan, Inc.	17,471
800		Williams Cos., Inc.	18,536

			38,439

		Real Estate Investment Trust: 0.1%
200		Apartment Investment & Management Co.	7,574
410		Archstone-Smith Trust	17,175
700		Equity Office Properties Trust	21,231
100		Prologis	4,672
200		Public Storage, Inc.	13,544
320		Simon Property Group LP	24,522

			88,718

		Retail: 1.1%
350	@	Autonation, Inc.	7,606
100	@	Autozone, Inc.	9,175
640	@	Bed Bath & Beyond, Inc.	23,136
1,000		Best Buy Co., Inc.	43,480
400		Circuit City Stores, Inc.	9,036
850		Costco Wholesale Corp.	42,050
400		Darden Restaurants, Inc.	15,552
550		Dollar General Corp.	10,489
662		Federated Department Stores	43,910
1,400		Gap, Inc.	24,696
3,960		Home Depot, Inc.	160,301
700		JC Penney Co., Inc.	38,920
150	@	Kohl’s Corp.	7,290
110		Limited Brands	2,459
1,430		Lowe’s Cos., Inc.	95,324
3,000		McDonald’s Corp.	101,160
700		Nordstrom, Inc.	26,180
550	@	Office Depot, Inc.	17,270
180	@	Sears Holding Corp.	20,795
1,840		Staples, Inc.	41,786
1,540	@	Starbucks Corp.	46,215
1,700		Target Corp.	93,449
150		Tiffany & Co.	5,744
1,020		TJX Cos., Inc.	23,695
4,610		Wal-Mart Stores, Inc.	215,748
1,850		Walgreen Co.	81,881
270		Wendy’s International, Inc.	14,920
710		Yum! Brands, Inc.	33,285

			1,255,552

		Savings & Loans: 0.1%
540		Golden West Financial Corp.	35,640
1,814		Washington Mutual, Inc.	78,909

			114,549

		Semiconductors: 0.8%
700	@	Altera Corp.	12,971
650		Analog Devices, Inc.	23,316
3,090		Applied Materials, Inc.	55,435
600	@	Broadcom Corp.	28,290
770	@	Freescale Semiconductor, Inc.	19,381
18,570		Intel Corp.	463,507
300		Kla-Tencor Corp.	14,799
560		Linear Technology Corp.	20,199
600	@	LSI Logic Corp.	4,800
610		Maxim Integrated Products	22,106
1,100	@	Micron Technology, Inc.	14,641
950		National Semiconductor Corp.	24,681
200	@	Novellus Systems, Inc.	4,824
300	@	Nvidia Corp.	10,968
200	@	QLogic Corp.	6,502
5,030		Texas Instruments, Inc.	161,302

			887,722

		Software: 0.8%
940		Adobe Systems, Inc.	34,742
550		Autodesk, Inc.	23,623
1,400		Automatic Data Processing, Inc.	64,246
740	@	BMC Software, Inc.	15,163
520	@	Citrix Systems, Inc.	14,966
890		Computer Associates International, Inc.	25,089
1,050	@	Compuware Corp.	9,419
560	@	Electronic Arts, Inc.	29,294
1,322		First Data Corp.	56,859
450	@	Fiserv, Inc.	19,472
400		IMS Health, Inc.	9,968
430	@	Intuit, Inc.	22,919
200	@	Mercury Interactive Corp.	5,558
16,530		Microsoft Corp.	432,250
900	@	Novell, Inc.	7,947
6,940	@	Oracle Corp.	84,737
940	@	Parametric Technology Corp.	5,734
790		Siebel Systems, Inc.	8,358

			870,344

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES Q
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Telecommunications: 1.1%
700		Alltel Corp.	$44,170
9,489		AT&T, Inc.	232,381
150	@	Avaya, Inc.	1,601
3,400		BellSouth Corp.	92,140
270		CenturyTel, Inc.	8,953
11,410	@	Cisco Systems, Inc.	195,339
510	@	Comverse Technology, Inc.	13,561
2,750	@	Corning, Inc.	54,065
7,540		Motorola, Inc.	170,329
3,050		Qualcomm, Inc.	131,394
450		Scientific-Atlanta, Inc.	19,382
5,452		Sprint Corp. — FON Group	127,359
560	@	Tellabs, Inc.	6,104
5,200		Verizon Communications, Inc.	156,624

			1,253,402

		Textiles: 0.0%
350		Cintas Corp.	14,413

			14,413

		Toys/ Games/ Hobbies: 0.0%
610		Hasbro, Inc.	12,310
100		Mattel, Inc.	1,582

			13,892

		Transportation: 0.3%
670		Burlington Northern Santa Fe Corp.	47,449
550		CSX Corp.	27,924
540		FedEx Corp.	55,831
1,000		Norfolk Southern Corp.	44,830
60		Union Pacific Corp.	4,831
2,000		United Parcel Service, Inc.	150,300

			331,165

		Total Common Stock (Cost $19,484,176)	21,098,816

CORPORATE BONDS/ NOTES: 5.2%
		Diversified Financial Services: 5.2%
$6,000,000		General Electric Capital Corp., 5.000%, due 06/15/07	$6,013,440

		Total Corporate Bonds/Notes (Cost $6,100,395)	6,013,440

U.S. GOVERNMENT AGENCY OBLIGATIONS: 67.0%
		Federal Home Loan Mortgage Corporation: 16.4%
20,000,000		4.700%, due 01/26/07	19,028,000

			19,028,000

		Federal National Mortgage Association: 34.5%
39,300,000		4.640%, due 03/15/07	37,156,696
3,021,000		STRIP, 4.730%, due 03/15/07	2,859,198

			40,015,894

		Other U.S. Government Agency Obligations 16.1%
3,500,000		FICO STRIP, 4.640%, due 04/06/07	3,303,528
12,637,000		FICO STRIP, 4.670%, due 05/11/07	11,873,232
3,645,000		FICO STRIP, 4.700%, due 05/30/07	3,416,422

			18,593,182

		Total U.S. Government Agency Obligations (Cost $77,878,297)	77,637,076

U.S. TREASURY OBLIGATIONS: 2.4%
		U.S. Treasury STRIP: 2.4%
2,920,000		4.470%, due 02/15/07	2,779,621

		Total U.S. Treasury Obligations (Cost $2,788,128)	2,779,621

OTHER BONDS: 6.5%
		Sovereign: 6.5%
8,007,000		Israel Trust, 4.600%, due 5/15/07	7,526,204

		Total Other Bonds (Cost $7,505,895)	7,526,204

		Total Long-Term Investments
		(Cost $113,756,891)	115,055,157

SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
882,000		Goldman Sachs Repurchase Agreement dated, 12/30/05, 4.250%, due 01/03/06 $882,417 to be received upon repurchase (Collateralized by $915,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $899,795, due 09/15/08)	882,000

		Total Short-Term Investments (Cost $882,000)	882,000

Total Investments in Securities (Cost $114,638,891)*	100.1%	$115,937,157
Other Assets and Liabilities-Net	(0.1)	(83,866)

Net Assets	100.0%	$115,853,291

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $115,202,442.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,826,100
	Gross Unrealized Depreciation	(1,091,385)

	Net Unrealized Appreciation	$734,715

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES R
AS OF DECEMBER 31, 2005

Shares			Value

COMMON STOCK: 28.4%
		Advertising: 0.0%
1,050	@	Interpublic Group of Cos., Inc.	$10,133
450		Omnicom Group	38,309

			48,442

		Aerospace/ Defense: 0.7%
2,950		Boeing Co.	207,208
700		General Dynamics Corp.	79,835
350		Goodrich Corp.	14,385
350		L-3 Communications Holdings, Inc.	26,023
1,710		Lockheed Martin Corp.	108,807
957		Northrop Grumman Corp.	57,525
1,457		Raytheon Co.	58,499
590		Rockwell Collins, Inc.	27,417
2,720		United Technologies Corp.	152,075

			731,774

		Agriculture: 0.5%
5,500		Altria Group, Inc.	410,960
2,850		Archer-Daniels-Midland Co.	70,281
760		Monsanto Co.	58,923
340		Reynolds America, Inc.	32,412
400		UST, Inc.	16,332

			588,908

		Airlines: 0.0%
1,800		Southwest Airlines Co.	29,574

			29,574

		Apparel: 0.2%
1,880	@	Coach, Inc.	62,679
480		Jones Apparel Group, Inc.	14,746
370		Liz Claiborne, Inc.	13,253
690		Nike, Inc.	59,885
230		Reebok International Ltd.	13,393
400		VF Corp.	22,136

			186,092

		Auto Manufacturers: 0.1%
8,350		Ford Motor Co.	64,462

			64,462

		Auto Parts & Equipment: 0.1%
920	@	Goodyear Tire & Rubber Co.	15,990
600		Johnson Controls, Inc.	43,746

			59,736

		Banks: 1.8%
850		AmSouth Bancorp	22,279
14,220		Bank of America Corp.	656,253
2,150		Bank of New York	68,478
1,926		BB&T Corp.	80,719
450		Comerica, Inc.	25,542
350		Compass Bancshares, Inc.	16,902
200		First Horizon National Corp.	7,688
550		Huntington Bancshares, Inc.	13,063
1,100		Keycorp	36,223
200		M&T Bank Corp.	21,810
500		Marshall & Ilsley Corp.	21,520
1,200		Mellon Financial Corp.	41,100
1,530		National City Corp.	51,362
500		Northern Trust Corp.	25,910
1,050		PNC Financial Services Group, Inc.	64,922
1,200		Regions Financial Corp.	40,992
900		State Street Corp.	49,896
850		SunTrust Banks, Inc.	61,846
866		Synovus Financial Corp.	23,391
5,100		US BanCorp.	152,439
4,190		Wachovia Corp.	221,483
4,550		Wells Fargo & Co.	285,877
300		Zions Bancorporation	22,668

			2,012,363

		Beverages: 0.9%
2,050		Anheuser-Busch Cos., Inc.	88,068
300		Brown-Forman Corp.	20,796
9,500		Coca-Cola Co.	382,945
850		Coca-Cola Enterprises, Inc.	16,295
500	@	Constellation Brands, Inc.	13,115
500		Pepsi Bottling Group, Inc.	14,305
7,420		PepsiCo, Inc.	438,374

			973,898

		Biotechnology: 0.3%
3,392	@	Amgen, Inc.	267,493
200	@	Biogen Idec, Inc.	9,066
300	@	Chiron Corp.	13,338
650	@	Genzyme Corp.	46,007
150	@	Millipore Corp.	9,906

			345,810

		Building Materials: 0.1%
450		American Standard Cos, Inc.	17,978
1,200		Masco Corp.	36,228
350		Vulcan Materials Co.	23,713

			77,919

		Chemicals: 0.4%
550		Air Products & Chemicals, Inc.	32,555
2,650		Dow Chemical Co.	116,123
300		Eastman Chemical Co.	15,477
600		Ecolab, Inc.	21,762
2,500		EI Du Pont de Nemours & Co.	106,250
200		Engelhard Corp.	6,030
350		International Flavors & Fragrances, Inc.	11,725
820		PPG Industries, Inc.	47,478
850		Praxair, Inc.	45,016
500		Rohm & Haas Co.	24,210
300		Sherwin-Williams Co.	13,626
200		Sigma-Aldrich Corp.	12,658

			452,910

		Commercial Services: 0.3%
1	@	CCE Spinco, Inc.	7
2,750		Cendant Corp.	47,438
640		Equifax, Inc.	24,333
1,520		H&R Block, Inc.	37,316
1,500		McKesson Corp.	77,385
700		Moody’s Corp.	42,994
900		Paychex, Inc.	34,308
700		Robert Half International, Inc.	26,523
700		RR Donnelley & Sons Co.	23,947

			314,251

		Computers: 1.4%
350	@	Affiliated Computer Services, Inc.	20,713
3,860	@	Apple Computer, Inc.	277,495
100	@	Computer Sciences Corp.	5,064
10,710	@	Dell, Inc.	321,193
250		Electronic Data Systems Corp.	6,010
8,850		EMC Corp.	120,537
11,500		Hewlett-Packard Co.	329,245
4,150		International Business Machines Corp.	341,130
50	@	Lexmark International, Inc.	2,242
500	@	NCR Corp.	16,970
900	@	Network Appliance, Inc.	24,300

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES R
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Computers: (continued)
1,790	@	Sun Microsystems, Inc.	$7,500
850	@	Unisys Corp.	4,956

			1,477,355

		Cosmetics/ Personal Care: 0.6%
300		Alberto-Culver Co.	13,725
1,900		Colgate-Palmolive Co.	104,215
9,223		Procter & Gamble Co.	533,827

			651,767

		Distribution/ Wholesale: 0.0%
622		Genuine Parts Co.	27,318
250		WW Grainger, Inc.	17,775

			45,093

		Diversified Financial Services: 2.3%
3,300		American Express Co.	169,818
720		Ameriprise Financial, Inc.	29,520
330		Bear Stearns Cos, Inc.	38,125
850		Capital One Financial Corp.	73,440
2,750		Charles Schwab Corp.	40,343
550		CIT Group, Inc.	28,479
13,750		Citigroup, Inc.	667,288
328		Countrywide Financial Corp.	11,214
900	@	E*Trade Financial Corp.	18,774
2,700		Fannie Mae	131,787
300		Federated Investors, Inc.	11,112
400		Franklin Resources, Inc.	37,604
1,700		Goldman Sachs Group, Inc.	217,107
9,200		JPMorgan Chase & Co.	365,148
1,190		Lehman Brothers Holdings, Inc.	152,522
3,500		MBNA Corp.	95,025
3,250		Merrill Lynch & Co., Inc.	220,123
2,850		Morgan Stanley	161,709
1,050		SLM Corp.	57,845
300		T. Rowe Price Group, Inc.	21,609

			2,548,592

		Electric: 0.8%
1,850	@	AES Corp.	29,286
400	@	Allegheny Energy, Inc.	12,660
150		Ameren Corp.	7,686
1,000		American Electric Power Co., Inc.	37,090
800		CenterPoint Energy Resources Corp.	10,280
500		Cinergy Corp.	21,230
1,000	@	CMS Energy Corp.	14,510
650		Consolidated Edison, Inc.	30,115
450		Constellation Energy Group, Inc.	25,920
850		Dominion Resources, Inc.	65,620
500		DTE Energy Co.	21,595
2,550		Duke Energy Corp.	69,998
1,220		Edison International	53,204
900		FirstEnergy Corp.	44,091
1,050		FPL Group, Inc.	43,638
800		NiSource, Inc.	16,688
950		Pacific Gas & Electric Co.	35,264
300		Pinnacle West Capital Corp.	12,405
900		PPL Corp.	26,460
700		Progress Energy, Inc.	30,744
600		Public Service Enterprise Group, Inc.	38,982
1,950		Southern Co.	67,334
1,050		TECO Energy, Inc.	18,039
2,100		TXU Corp.	105,399
1,050		Xcel Energy, Inc.	19,383

			857,621

		Electrical Components & Equipment: 0.1%
400		American Power Conversion	8,800
1,450		Emerson Electric Co.	108,315

			117,115

		Electronics: 0.1%
1,500	@	Agilent Technologies, Inc.	49,935
550		Applera Corp. — Applied Biosystems Group	14,608
440	@	Jabil Circuit, Inc.	16,320
350		PerkinElmer, Inc.	8,246
1,350	@	Sanmina-SCI Corp.	5,751
4,830	@	Solectron Corp.	17,678
550	@	Thermo Electron Corp.	16,572
400	@	Waters Corp.	15,120

			144,230

		Engineering & Construction: 0.0%
200		Fluor Corp.	15,452

			15,452

		Entertainment: 0.0%
900		International Game Technology	27,702

			27,702

		Environmental Control: 0.0%
1,450		Waste Management, Inc.	44,008

			44,008

		Food: 0.4%
450		Campbell Soup Co.	13,397
1,350		ConAgra Foods, Inc.	27,378
1,300		General Mills, Inc.	64,116
550		Hershey Foods Corp.	30,388
1,050		HJ Heinz Co.	35,406
650		Kellogg Co.	28,093
1,800	@	Kroger Co.	33,984
450		McCormick & Co., Inc.	13,914
1,200		Safeway, Inc.	28,392
2,019		Sara Lee Corp.	38,159
640		Supervalu, Inc.	20,787
700		Tyson Foods, Inc.	11,970
500		WM Wrigley Jr. Co.	33,245

			379,229

		Forest Products & Paper: 0.1%
350		Louisiana-Pacific Corp.	9,615
650		MeadWestvaco Corp.	18,220
450		Plum Creek Timber Co., Inc.	16,223
300		Temple-Inland, Inc.	13,455
700		Weyerhaeuser Co.	46,438

			103,951

		Gas: 0.0%
200		Nicor, Inc.	7,862
750		Sempra Energy	33,630

			41,492

		Hand/ Machine Tools: 0.0%
320		Black & Decker Corp.	27,827
250		Snap-On, Inc.	9,390
150		Stanley Works	7,206

			44,423

		Healthcare — Products: 0.9%
250		Bausch & Lomb, Inc.	16,975
1,550		Baxter International, Inc.	58,358
740		Becton Dickinson & Co.	44,459
1,620	@	Boston Scientific Corp.	39,674
300		CR Bard, Inc.	19,776
860		Guidant Corp.	55,685

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES R
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Healthcare — Products: (continued)
7,900		Johnson & Johnson	$474,790
3,250		Medtronic, Inc.	187,103
1,000	@	St. Jude Medical, Inc.	50,200
800		Stryker Corp.	35,544

			982,564

		Healthcare — Services: 0.7%
1,270		Aetna, Inc.	119,774
780	@	Coventry Health Care, Inc.	44,429
800	@	Humana, Inc.	43,464
300	@	Laboratory Corp. of America Holdings	16,155
100		Quest Diagnostics	5,148
4,460		UnitedHealth Group, Inc.	277,144
2,830	@	WellPoint, Inc.	225,806

			731,920

		Home Builders: 0.0%
400		Lennar Corp.	24,408

			24,408

		Home Furnishings: 0.0%
100		Whirlpool Corp.	8,376

			8,376

		Household Products/ Wares: 0.1%
380		Clorox Co.	21,618
400		Fortune Brands, Inc.	31,208
1,350		Kimberly-Clark Corp.	80,528

			133,354

		Housewares: 0.0%
750		Newell Rubbermaid, Inc.	17,835

			17,835

		Insurance: 1.6%
830	@@	ACE Ltd	44,355
1,300		Aflac, Inc.	60,346
1,720		Allstate Corp.	93,000
350		AMBAC Financial Group, Inc.	26,971
6,800		American International Group, Inc.	463,964
900		AON Corp.	32,355
890		Chubb Corp.	86,909
320		Cigna Corp.	35,744
395		Cincinnati Financial Corp.	17,649
1,000		Genworth Financial, Inc.	34,580
850		Hartford Financial Services Group, Inc.	73,007
150		Jefferson-Pilot Corp.	8,540
700		Lincoln National Corp.	37,121
500		Loews Corp.	47,425
1,441		Marsh & McLennan Cos., Inc.	45,766
450		MBIA, Inc.	27,072
3,470		Metlife, Inc.	170,030
350		MGIC Investment Corp.	23,037
1,000		Principal Financial Group	47,430
540		Progressive Corp.	63,061
1,850		Prudential Financial, Inc.	135,402
350		Safeco Corp.	19,775
1,800		St. Paul Cos	80,406
250		Torchmark Corp.	13,900
850		UnumProvident Corp.	19,338
90	@@	XL Capital Ltd	6,064

			1,713,247

		Internet: 0.3%
1,100	@	Amazon.com, Inc.	51,865
3,050	@	eBay, Inc.	131,913
300	@	Monster Worldwide, Inc.	12,246
2,826	@	Symantec Corp.	49,455
750	@	Yahoo!, Inc.	29,385

			274,864

		Iron/ Steel: 0.1%
590		Nucor Corp.	39,365
400		United States Steel Corp.	19,228

			58,593

		Leisure Time: 0.1%
300		Brunswick Corp.	12,198
1,200		Carnival Corp.	64,164
800		Harley-Davidson, Inc.	41,192
450		Sabre Holdings Corp.	10,850

			128,404

		Lodging: 0.1%
1,150		Hilton Hotels Corp.	27,727
520		Marriott International, Inc.	34,824
600		Starwood Hotels & Resorts Worldwide, Inc.	38,316

			100,867

		Machinery — Diversified: 0.0%
400		Rockwell Automation, Inc.	23,664

			23,664

		Media: 0.8%
1,500		Clear Channel Communications, Inc.	47,175
5,950	@	Comcast Corp.	154,462
100		Gannett Co., Inc.	6,057
1,660		McGraw-Hill Cos, Inc.	85,706
170		Meredith Corp.	8,898
400		New York Times Co.	10,580
6,550		News Corp., Inc.	101,853
12,750		Time Warner, Inc.	222,360
100		Tribune Co.	3,026
600	@	Univision Communications, Inc.	17,634
4,300		Viacom, Inc.	140,180
1,050		Walt Disney Co.	25,169

			823,100

		Mining: 0.1%
650		Freeport-McMoRan Copper & Gold, Inc.	34,970
300		Newmont Mining Corp.	16,020
240		Phelps Dodge Corp.	34,529

			85,519

		Miscellaneous Manufacturing: 1.4%
2,700		3M Co.	209,250
300	@	Cooper Industries Ltd.	21,900
800		Danaher Corp.	44,624
500		Dover Corp.	20,245
450		Eaton Corp.	30,191
27,850		General Electric Co.	976,143
2,350		Honeywell International, Inc.	87,538
600		Illinois Tool Works, Inc.	52,794
1,200	@@	Ingersoll-Rand Co.	48,444
200		ITT Industries, Inc.	20,564
300		Parker Hannifin Corp.	19,788
350		Textron, Inc.	26,943

			1,558,424

		Office/ Business Equipment: 0.1%
600		Pitney Bowes, Inc.	25,350
2,500	@	Xerox Corp.	36,625

			61,975

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES R
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Oil & Gas: 2.6%
160		Amerada Hess Corp.	$20,291
500		Anadarko Petroleum Corp.	47,375
782		Apache Corp.	53,583
1,550		Burlington Resources, Inc.	133,610
5,432		ChevronTexaco Corp.	308,375
4,390		ConocoPhillips	255,410
1,800		Devon Energy Corp.	112,572
800		EOG Resources, Inc.	58,696
25,850		Exxon Mobil Corp.	1,451,995
350		Kerr-McGee Corp.	31,801
840		Marathon Oil Corp.	51,215
400		Murphy Oil Corp.	21,596
300	@,@@	Nabors Industries Ltd.	22,725
100	@	Noble Corp.	7,054
1,000		Occidental Petroleum Corp.	79,880
250		Rowan Cos., Inc.	8,910
600		Sunoco, Inc.	47,028
750	@	Transocean, Inc.	52,268
2,300		Valero Energy Corp.	118,680

			2,883,064

		Oil & Gas Services: 0.2%
200		Baker Hughes, Inc.	12,156
1,200		Halliburton Co.	74,352
1,350		Schlumberger Ltd.	131,153

			217,661

		Packaging & Containers: 0.0%
300		Ball Corp.	11,916
300	@	Sealed Air Corp.	16,851

			28,767

		Pharmaceuticals: 1.5%
4,300		Abbott Laboratories	169,549
350		Allergan, Inc.	37,786
980		AmerisourceBergen Corp.	40,572
1,100		Bristol-Myers Squibb Co.	25,278
1,100		Cardinal Health, Inc.	75,625
1,180	@	Caremark Rx, Inc.	61,112
550	@	Express Scripts, Inc.	46,090
900	@	Forest Laboratories, Inc.	36,612
1,200	@	Gilead Sciences, Inc.	63,156
800	@	Hospira, Inc.	34,224
1,000	@	King Pharmaceuticals, Inc.	16,920
752	@	Medco Health Solutions, Inc.	41,962
7,800		Merck & Co., Inc.	248,118
600		Mylan Laboratories	11,976
19,410		Pfizer, Inc.	452,631
4,000		Schering-Plough Corp.	83,400
350	@	Watson Pharmaceuticals, Inc.	11,379
3,500		Wyeth	161,245

			1,617,635

		Pipelines: 0.0%
300		El Paso Corp.	3,648
200		Kinder Morgan, Inc.	18,390
1,100		Williams Cos., Inc.	25,487

			47,525

		Real Estate Investment Trust: 0.1%
300		Apartment Investment & Management Co.	11,361
600		Archstone-Smith Trust	25,134
1,100		Equity Office Properties Trust	33,363
100		Prologis	4,672
300		Public Storage, Inc.	20,316
550		Simon Property Group LP	42,147
100		Vornado Realty Trust	8,347

			145,340

		Retail: 1.7%
450	@	Autonation, Inc.	9,779
200	@	Autozone, Inc.	18,350
750	@	Bed Bath & Beyond, Inc.	27,113
1,480		Best Buy Co., Inc.	64,350
450		Circuit City Stores, Inc.	10,166
1,250		Costco Wholesale Corp.	61,838
550		Darden Restaurants, Inc.	21,384
800		Dollar General Corp.	15,256
250		Family Dollar Stores, Inc.	6,198
914		Federated Department Stores	60,626
2,040		Gap, Inc.	35,986
5,800		Home Depot, Inc.	234,784
850		JC Penney Co., Inc.	47,260
200	@	Kohl’s Corp.	9,720
200		Limited Brands	4,470
2,080		Lowe’s Cos., Inc.	138,653
4,400		McDonald’s Corp.	148,368
900		Nordstrom, Inc.	33,660
770	@	Office Depot, Inc.	24,178
230	@	Sears Holding Corp.	26,572
2,600		Staples, Inc.	59,046
2,200	@	Starbucks Corp.	66,022
2,200		Target Corp.	120,934
400		Tiffany & Co.	15,316
1,500		TJX Cos., Inc.	34,845
6,750		Wal-Mart Stores, Inc.	315,900
2,730		Walgreen Co.	120,830
350		Wendy’s International, Inc.	19,341
1,050		Yum! Brands, Inc.	49,224

			1,800,169

		Savings & Loans: 0.2%
760		Golden West Financial Corp.	50,160
2,680		Washington Mutual, Inc.	116,580

			166,740

		Semiconductors: 1.2%
950	@	Altera Corp.	17,604
950		Analog Devices, Inc.	34,077
4,150		Applied Materials, Inc.	74,451
750	@	Broadcom Corp.	35,363
1,048	@	Freescale Semiconductor, Inc.	26,378
26,300		Intel Corp.	656,448
450		Kla-Tencor Corp.	22,199
800		Linear Technology Corp.	28,856
900	@	LSI Logic Corp.	7,200
850		Maxim Integrated Products	30,804
1,600	@	Micron Technology, Inc.	21,296
1,450		National Semiconductor Corp.	37,671
350	@	Novellus Systems, Inc.	8,442
400	@	Nvidia Corp.	14,624
250	@	QLogic Corp.	8,128
7,400		Texas Instruments, Inc.	237,318

			1,260,859

		Software: 1.2%
1,320		Adobe Systems, Inc.	48,787
820		Autodesk, Inc.	35,219
2,100		Automatic Data Processing, Inc.	96,369
850	@	BMC Software, Inc.	17,417
750	@	Citrix Systems, Inc.	21,585
1,300		Computer Associates International, Inc.	36,647
1,500	@	Compuware Corp.	13,455
800	@	Electronic Arts, Inc.	41,848
2,087		First Data Corp.	89,762
500	@	Fiserv, Inc.	21,635
600		IMS Health, Inc.	14,952
800	@	Intuit, Inc.	42,640
300	@	Mercury Interactive Corp.	8,337
24,550		Microsoft Corp.	641,973

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES R
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Software: (continued)
1,250	@	Novell, Inc.	$11,038
10,120	@	Oracle Corp.	123,565
1,350	@	Parametric Technology Corp.	8,235
1,440		Siebel Systems, Inc.	15,235

			1,288,699

		Telecommunications: 1.7%
1,050		Alltel Corp.	66,255
13,967		AT&T, Inc.	342,052
200	@	Avaya, Inc.	2,134
5,050		BellSouth Corp.	136,855
500		CenturyTel, Inc.	16,580
17,350	@	Cisco Systems, Inc.	297,022
500	@	Comverse Technology, Inc.	13,295
4,000	@	Corning, Inc.	78,640
11,060		Motorola, Inc.	249,845
4,400		Qualcomm, Inc.	189,552
600		Scientific-Atlanta, Inc.	25,842
7,906		Sprint Corp. — FON Group	184,684
1,150	@	Tellabs, Inc.	12,535
7,550		Verizon Communications, Inc.	227,406

			1,842,697

		Textiles: 0.0%
500		Cintas Corp.	20,590

			20,590

		Toys/ Games/ Hobbies: 0.0%
850		Hasbro, Inc.	17,153
250		Mattel, Inc.	3,955

			21,108

		Transportation: 0.5%
1,100		Burlington Northern Santa Fe Corp.	77,902
550		CSX Corp.	27,921
800		FedEx Corp.	82,712
1,400		Norfolk Southern Corp.	62,762
100		Union Pacific Corp.	8,051
3,050		United Parcel Service, Inc.	229,208

			488,556

		Total Common Stock (Cost $28,413,701)	30,940,693

U.S. GOVERNMENT AGENCY OBLIGATIONS: 59.1%
		Federal Home Loan Mortgage Corporation: 7.0%
$6,250,000		4.680%, due 07/15/07	$5,825,356
2,000,000		4.690%, due 09/15/07	1,849,832

			7,675,188

		Federal National Mortgage Association: 40.3%
47,000,000		4.690%, due 06/15/07	43,957,549

			43,957,549

		Other U.S. Government Agency Obligations: 11.8%
3,720,000		FICO STRIP, 4.670%, due 06/06/07	3,484,081
7,558,000		FICO STRIP, 4.740%, due 12/06/07	6,915,547
2,653,000		FICO STRIP, 4.760%, due 12/27/07	2,420,837

			12,820,465

		Total U.S. Government Agency Obligations (Cost $65,052,733)	64,453,202

U.S. TREASURY OBLIGATIONS: 1.3%
		U.S. Treasury STRIP: 1.3%
1,519,000	S	4.450%, due 05/15/07	1,431,109

		Total U.S. Treasury Obligations (Cost $1,435,695)	1,431,109

OTHER BONDS: 10.4%
		Sovereign: 10.4%
3,185,000		Turkey Trust, 4.600%, due 05/15/07	2,993,750
3,917,000		Israel Trust, 4.660%, due 11/15/07	3,598,481
5,146,000		Israel Trust, 4.660%, due 11/15/07	4,727,543

		(Cost $11,518,916)	11,319,774

		Total Long-Term Investments
		(Cost $106,421,045)	$108,144,778

SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreement: 0.9%
994,000		Goldman Sachs Repurchase Agreement dated, 12/30/05, 4.250%, due 01/03/06 $994,469 to be received upon repurchase (Collateralized by $1,032,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $1,014,851, due 09/15/08)	994,000

		Total Short-Term Investments
		(Cost $994,000)	$994,000

Total Investments in Securities (Cost $107,415,045)*	100.1%	$109,138,778
Other Assets and Liabilities-Net	(0.1)	(74,270)

Net Assets	100.0%	$109,064,508

S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forwards currency exchange contracts.
@	Non-income producing security
@@	Foreign Issuer
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $108,025,400.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,872,200
	Gross Unrealized Depreciation	(1,758,822)

	Net Unrealized Appreciation	$1,113,378

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES S
AS OF DECEMBER 31, 2005

Shares			Value

COMMON STOCK: 35.2%
		Advertising: 0.1%
1,900	@	Interpublic Group of Cos., Inc.	$18,335
900		Omnicom Group	76,617

			94,952

		Aerospace/ Defense: 0.9%
5,000		Boeing Co.	351,200
1,250		General Dynamics Corp.	142,563
550		Goodrich Corp.	22,605
450		L-3 Communications Holdings, Inc.	33,458
2,900		Lockheed Martin Corp.	184,527
1,712		Northrop Grumman Corp.	102,908
2,724		Raytheon Co.	109,369
1,280		Rockwell Collins, Inc.	59,482
4,800		United Technologies Corp.	268,368

			1,274,480

		Agriculture: 0.7%
9,250		Altria Group, Inc.	691,160
4,900		Archer-Daniels-Midland Co.	120,834
1,340		Monsanto Co.	103,890
530		Reynolds America, Inc.	50,525
800		UST, Inc.	32,664

			999,073

		Airlines: 0.0%
3,100		Southwest Airlines Co.	50,933

			50,933

		Apparel: 0.2%
3,170	@	Coach, Inc.	105,688
510		Jones Apparel Group, Inc.	15,667
676		Liz Claiborne, Inc.	24,214
1,240		Nike, Inc.	107,620
400		Reebok International Ltd.	23,292
750		VF Corp.	41,505

			317,986

		Auto Manufacturers: 0.1%
11,700		Ford Motor Co.	90,324
300	@	Navistar International Corp.	8,586

			98,910

		Auto Parts & Equipment: 0.1%
1,490	@	Goodyear Tire & Rubber Co.	25,896
950		Johnson Controls, Inc.	69,265

			95,161

		Banks: 2.3%
2,000		AmSouth Bancorp	52,420
24,288		Bank of America Corp.	1,120,891
3,750		Bank of New York	119,438
3,294		BB&T Corp.	138,052
750		Comerica, Inc.	42,570
500		Compass Bancshares, Inc.	24,145
250		First Horizon National Corp.	9,610
1,000		Huntington Bancshares, Inc.	23,750
1,850		Keycorp	60,921
450		M&T Bank Corp.	49,073
1,050		Marshall & Ilsley Corp.	45,192
2,000		Mellon Financial Corp.	68,500
2,610		National City Corp.	87,618
850		Northern Trust Corp.	44,047
1,750		PNC Financial Services Group, Inc.	108,203
2,100		Regions Financial Corp.	71,736
1,450		State Street Corp.	80,388
1,750		SunTrust Banks, Inc.	127,330
1,144		Synovus Financial Corp.	30,899
8,750		US BanCorp.	261,538
7,324		Wachovia Corp.	387,147
7,700		Wells Fargo & Co.	483,791
450		Zions Bancorporation	34,002

			3,471,261

		Beverages: 1.1%
3,500		Anheuser-Busch Cos., Inc.	150,360
600		Brown-Forman Corp.	41,592
16,200		Coca-Cola Co.	653,022
1,550		Coca-Cola Enterprises, Inc.	29,714
800	@	Constellation Brands, Inc.	20,984
1,050		Pepsi Bottling Group, Inc.	30,041
12,890		PepsiCo, Inc.	761,541

			1,687,254

		Biotechnology: 0.4%
5,750	@	Amgen, Inc.	453,445
300	@	Biogen Idec, Inc.	13,599
500	@	Chiron Corp.	22,230
1,100	@	Genzyme Corp.	77,858
300	@	Millipore Corp.	19,812

			586,944

		Building Materials: 0.1%
850		American Standard Cos, Inc.	33,958
2,000		Masco Corp.	60,380
700		Vulcan Materials Co.	47,425

			141,763

		Chemicals: 0.5%
1,000		Air Products & Chemicals, Inc.	59,190
4,550		Dow Chemical Co.	199,381
450		Eastman Chemical Co.	23,216
1,000		Ecolab, Inc.	36,270
4,350		EI Du Pont de Nemours & Co.	184,875
250		Engelhard Corp.	7,538
400		International Flavors & Fragrances, Inc.	13,400
1,400		PPG Industries, Inc.	81,060
1,750		Praxair, Inc.	92,680
700		Rohm & Haas Co.	33,894
650		Sherwin-Williams Co.	29,523
450		Sigma-Aldrich Corp.	28,481

			789,508

		Commercial Services: 0.3%
1	@	CCE Spinco, Inc.	7
4,650		Cendant Corp.	80,213
1,100		Equifax, Inc.	41,822
2,460		H&R Block, Inc.	60,393
2,300		McKesson Corp.	118,657
1,100		Moody’s Corp.	67,562
1,700		Paychex, Inc.	64,804
750		Robert Half International, Inc.	28,418
1,000		RR Donnelley & Sons Co.	34,210

			496,086

		Computers: 1.6%
600	@	Affiliated Computer Services, Inc.	35,508
6,520	@	Apple Computer, Inc.	468,723
150	@	Computer Sciences Corp.	7,596
18,230	@	Dell, Inc.	546,718
500		Electronic Data Systems Corp.	12,020
15,150		EMC Corp.	206,343
14,200		Hewlett-Packard Co.	406,546
7,250		International Business Machines Corp.	595,950

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES S
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Computers: (continued)
540	@	Lexmark International, Inc.	$24,208
850	@	NCR Corp.	28,849
1,600	@	Network Appliance, Inc.	43,200
3,010	@	Sun Microsystems, Inc.	12,612
1,850	@	Unisys Corp.	10,786

			2,399,059

		Cosmetics/ Personal Care: 0.7%
450		Alberto-Culver Co.	20,588
3,150		Colgate-Palmolive Co.	172,778
15,337		Procter & Gamble Co.	887,706

			1,081,072

		Distribution/ Wholesale: 0.1%
1,086		Genuine Parts Co.	47,697
300		WW Grainger, Inc.	21,330

			69,027

		Diversified Financial Services: 2.9%
5,950		American Express Co.	306,187
1,190		Ameriprise Financial, Inc.	48,790
460		Bear Stearns Cos, Inc.	53,144
1,270		Capital One Financial Corp.	109,728
4,700		Charles Schwab Corp.	68,949
950		CIT Group, Inc.	49,191
23,150		Citigroup, Inc.	1,123,470
558		Countrywide Financial Corp.	19,078
1,600	@	E*Trade Financial Corp.	33,376
4,590		Fannie Mae	224,038
450		Federated Investors, Inc.	16,668
650		Franklin Resources, Inc.	61,107
2,800		Goldman Sachs Group, Inc.	357,588
15,700		JPMorgan Chase & Co.	623,133
1,730		Lehman Brothers Holdings, Inc.	221,734
6,000		MBNA Corp.	162,900
5,550		Merrill Lynch & Co., Inc.	375,902
4,900		Morgan Stanley	278,026
2,100		SLM Corp.	115,689
550		T. Rowe Price Group, Inc.	39,617

			4,288,315

		Electric: 1.0%
3,150	@	AES Corp.	49,865
750	@	Allegheny Energy, Inc.	23,738
150		Ameren Corp.	7,686
1,700		American Electric Power Co., Inc.	63,053
1,250		CenterPoint Energy Resources Corp.	16,063
900		Cinergy Corp.	38,214
1,800	@	CMS Energy Corp.	26,118
1,300		Consolidated Edison, Inc.	60,229
1,050		Constellation Energy Group, Inc.	60,480
1,600		Dominion Resources, Inc.	123,520
800		DTE Energy Co.	34,552
4,350		Duke Energy Corp.	119,408
2,040		Edison International	88,964
1,500		FirstEnergy Corp.	73,485
1,800		FPL Group, Inc.	74,808
1,350		NiSource, Inc.	28,161
1,750		Pacific Gas & Electric Co.	64,960
500		Pinnacle West Capital Corp.	20,675
1,700		PPL Corp.	49,980
1,200		Progress Energy, Inc.	52,704
1,050		Public Service Enterprise Group, Inc.	68,219
3,350		Southern Co.	115,676
1,750		TECO Energy, Inc.	30,065
3,900		TXU Corp.	195,741
1,850		Xcel Energy, Inc.	34,151

			1,520,515

		Electrical Components & Equipment: 0.1%
800		American Power Conversion	17,600
2,500		Emerson Electric Co.	186,750

			204,350

		Electronics: 0.2%
3,150	@	Agilent Technologies, Inc.	104,864
850		Applera Corp. — Applied Biosystems Group	22,576
890	@	Jabil Circuit, Inc.	33,010
600		PerkinElmer, Inc.	14,136
2,300	@	Sanmina-SCI Corp.	9,798
8,220	@	Solectron Corp.	30,085
900	@	Thermo Electron Corp.	27,117
650	@	Waters Corp.	24,570

			266,156

		Engineering & Construction: 0.0%
400		Fluor Corp.	30,904

			30,904

		Entertainment: 0.0%
1,550		International Game Technology	47,709

			47,709

		Environmental Control: 0.1%
2,450		Waste Management, Inc.	74,358

			74,358

		Food: 0.4%
800		Campbell Soup Co.	23,816
2,400		ConAgra Foods, Inc.	48,672
2,200		General Mills, Inc.	108,504
1,000		Hershey Foods Corp.	55,250
1,750		HJ Heinz Co.	59,010
1,200		Kellogg Co.	51,864
3,000	@	Kroger Co.	56,640
750		McCormick & Co., Inc.	23,190
2,050		Safeway, Inc.	48,503
3,463		Sara Lee Corp.	65,451
1,150		Supervalu, Inc.	37,352
1,200		Tyson Foods, Inc.	20,520
950		WM Wrigley Jr. Co.	63,166

			661,938

		Forest Products & Paper: 0.1%
690		Louisiana-Pacific Corp.	18,954
1,000		MeadWestvaco Corp.	28,030
800		Plum Creek Timber Co., Inc.	28,840
600		Temple-Inland, Inc.	26,910
1,200		Weyerhaeuser Co.	79,608

			182,342

		Gas: 0.0%
1,240		Sempra Energy	55,602

			55,602

		Hand/ Machine Tools: 0.0%
320		Black & Decker Corp.	27,827
200		Snap-On, Inc.	7,512
500		Stanley Works	24,020

			59,359

		Healthcare — Products: 1.1%
300		Bausch & Lomb, Inc.	20,370
2,650		Baxter International, Inc.	99,773
1,170		Becton Dickinson & Co.	70,294

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES S
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Healthcare — Products: (continued)
2,700	@	Boston Scientific Corp.	$66,123
600		CR Bard, Inc.	39,552
1,540		Guidant Corp.	99,715
13,500		Johnson & Johnson	811,350
5,600		Medtronic, Inc.	322,392
1,800	@	St. Jude Medical, Inc.	90,360
1,300		Stryker Corp.	57,759

			1,677,688

		Healthcare — Services: 0.8%
2,240		Aetna, Inc.	211,254
1,380	@	Coventry Health Care, Inc.	78,605
1,390	@	Humana, Inc.	75,519
100	@	Laboratory Corp. of America Holdings	5,385
400		Quest Diagnostics	20,592
7,620		UnitedHealth Group, Inc.	473,507
4,880	@	WellPoint, Inc.	389,375

			1,254,237

		Home Builders: 0.0%
600		Lennar Corp.	36,612

			36,612

		Home Furnishings: 0.0%
300		Whirlpool Corp.	25,128

			25,128

		Household Products/ Wares: 0.2%
740		Clorox Co.	42,099
650		Fortune Brands, Inc.	50,713
2,250		Kimberly-Clark Corp.	134,213

			227,025

		Housewares: 0.0%
1,250		Newell Rubbermaid, Inc.	29,725

			29,725

		Insurance: 1.9%
1,400	@@	ACE Ltd	74,816
2,200		Aflac, Inc.	102,124
3,010		Allstate Corp.	162,751
450		AMBAC Financial Group, Inc.	34,677
11,850		American International Group, Inc.	808,526
1,350		AON Corp.	48,533
1,520		Chubb Corp.	148,428
550		Cigna Corp.	61,435
732		Cincinnati Financial Corp.	32,706
1,700		Genworth Financial, Inc.	58,786
1,400		Hartford Financial Services Group, Inc.	120,246
650		Jefferson-Pilot Corp.	37,005
1,150		Lincoln National Corp.	60,985
610		Loews Corp.	57,859
1,784		Marsh & McLennan Cos., Inc.	56,660
800		MBIA, Inc.	48,128
4,910		Metlife, Inc.	240,590
410		MGIC Investment Corp.	26,986
1,700		Principal Financial Group	80,631
970		Progressive Corp.	113,277
3,180		Prudential Financial, Inc.	232,744
600		Safeco Corp.	33,900
3,030		St. Paul Cos.	135,350
500		Torchmark Corp.	27,800
1,400		UnumProvident Corp.	31,850
160	@@	XL Capital Ltd	10,781

			2,847,574

		Internet: 0.3%
1,900	@	Amazon.com, Inc.	89,585
5,150	@	eBay, Inc.	222,738
550	@	Monster Worldwide, Inc.	22,451
4,810	@	Symantec Corp.	84,175
1,150	@	Yahoo!, Inc.	45,057

			464,006

		Iron/ Steel: 0.1%
1,200		Nucor Corp.	80,064
950		United States Steel Corp.	45,667

			125,731

		Leisure Time: 0.1%
550		Brunswick Corp.	22,363
1,950		Carnival Corp.	104,267
1,300		Harley-Davidson, Inc.	66,937
750		Sabre Holdings Corp.	18,083

			211,650

		Lodging: 0.1%
1,850		Hilton Hotels Corp.	44,604
950		Marriott International, Inc.	63,622
1,000		Starwood Hotels & Resorts Worldwide, Inc.	63,860

			172,086

		Machinery — Diversified: 0.1%
250		Cummins, Inc.	22,433
750		Rockwell Automation, Inc.	44,370

			66,803

		Media: 1.0%
2,500		Clear Channel Communications, Inc.	78,625
10,200	@	Comcast Corp.	264,792
250		Gannett Co., Inc.	15,143
3,150		McGraw-Hill Cos, Inc.	162,635
340		Meredith Corp.	17,796
650		New York Times Co.	17,193
11,100		News Corp., Inc.	172,605
21,800		Time Warner, Inc.	380,182
250		Tribune Co.	7,565
1,000	@	Univision Communications, Inc.	29,390
7,350		Viacom, Inc.	239,610
1,850		Walt Disney Co.	44,345

			1,429,881

		Mining: 0.1%
1,500		Freeport-McMoRan Copper & Gold, Inc.	80,700
500		Newmont Mining Corp.	26,700
500		Phelps Dodge Corp.	71,935

			179,335

		Miscellaneous Manufacturing: 1.8%
4,650		3M Co.	360,375
500	@	Cooper Industries Ltd.	36,500
1,300		Danaher Corp.	72,514
850		Dover Corp.	34,417
750		Eaton Corp.	50,318
47,450		General Electric Co.	1,663,113
3,950		Honeywell International, Inc.	147,138
950		Illinois Tool Works, Inc.	83,591
1,500	@@	Ingersoll-Rand Co.	60,555
400		ITT Industries, Inc.	41,128
600		Parker Hannifin Corp.	39,576
620		Textron, Inc.	47,728

			2,636,953

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES S
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Office/ Business Equipment: 0.1%
1,000		Pitney Bowes, Inc.	$42,250
4,200	@	Xerox Corp.	61,530

			103,780

		Oil & Gas: 3.3%
320		Amerada Hess Corp.	40,582
850		Anadarko Petroleum Corp.	80,538
1,322		Apache Corp.	90,583
2,750		Burlington Resources, Inc.	237,050
9,262		ChevronTexaco Corp.	525,804
7,700		ConocoPhillips	447,986
3,050		Devon Energy Corp.	190,747
1,300		EOG Resources, Inc.	95,381
44,050		Exxon Mobil Corp.	2,474,279
500		Kerr-McGee Corp.	45,430
1,550		Marathon Oil Corp.	94,504
700		Murphy Oil Corp.	37,793
500	@,@@	Nabors Industries Ltd.	37,875
100	@	Noble Corp.	7,054
1,660		Occidental Petroleum Corp.	132,601
300		Rowan Cos., Inc.	10,692
1,000		Sunoco, Inc.	78,380
1,200	@	Transocean, Inc.	83,628
4,200		Valero Energy Corp.	216,720

			4,927,627

		Oil & Gas Services: 0.3%
300		Baker Hughes, Inc.	18,234
2,050		Halliburton Co.	127,018
2,300		Schlumberger Ltd.	223,445

			368,697

		Packaging & Containers: 0.0%
510		Ball Corp.	20,257
350	@	Sealed Air Corp.	19,660

			39,917

		Pharmaceuticals: 1.8%
7,200		Abbott Laboratories	283,896
650		Allergan, Inc.	70,174
1,760		AmerisourceBergen Corp.	72,864
1,800		Bristol-Myers Squibb Co.	41,364
1,920		Cardinal Health, Inc.	132,000
2,110	@	Caremark Rx, Inc.	109,277
700	@	Express Scripts, Inc.	58,660
1,450	@	Forest Laboratories, Inc.	58,986
2,000	@	Gilead Sciences, Inc.	105,260
1,300	@	Hospira, Inc.	55,614
1,500	@	King Pharmaceuticals, Inc.	25,380
1,446	@	Medco Health Solutions, Inc.	80,687
13,250		Merck & Co., Inc.	421,483
1,000		Mylan Laboratories	19,960
33,440		Pfizer, Inc.	779,821
6,800		Schering-Plough Corp.	141,780
500	@	Watson Pharmaceuticals, Inc.	16,255
6,000		Wyeth	276,420

			2,749,881

		Pipelines: 0.1%
500		El Paso Corp.	6,080
400		Kinder Morgan, Inc.	36,780
2,650		Williams Cos., Inc.	61,401

			104,261

		Real Estate Investment Trust: 0.2%
400		Apartment Investment & Management Co.	15,148
1,000		Archstone-Smith Trust	41,890
1,900		Equity Office Properties Trust	57,627
200		Prologis	9,344
400		Public Storage, Inc.	27,088
950		Simon Property Group LP	72,799
100		Vornado Realty Trust	8,347

			232,243

		Retail: 2.1%
800	@	Autonation, Inc.	17,384
300	@	Autozone, Inc.	27,525
1,550	@	Bed Bath & Beyond, Inc.	56,033
2,485		Best Buy Co., Inc.	108,048
750		Circuit City Stores, Inc.	16,943
2,150		Costco Wholesale Corp.	106,361
900		Darden Restaurants, Inc.	34,992
1,300		Dollar General Corp.	24,791
100		Family Dollar Stores, Inc.	2,479
1,654		Federated Department Stores	109,710
2,630		Gap, Inc.	46,393
9,910		Home Depot, Inc.	401,157
1,500		JC Penney Co., Inc.	83,400
350	@	Kohl’s Corp.	17,010
350		Limited Brands	7,823
3,670		Lowe’s Cos., Inc.	244,642
7,500		McDonald’s Corp.	252,900
1,800		Nordstrom, Inc.	67,320
1,390	@	Office Depot, Inc.	43,646
480	@	Sears Holding Corp.	55,454
4,545		Staples, Inc.	103,217
3,800	@	Starbucks Corp.	114,038
4,150		Target Corp.	228,126
700		Tiffany & Co.	26,803
2,450		TJX Cos., Inc.	56,914
11,150		Wal-Mart Stores, Inc.	521,820
4,610		Walgreen Co.	204,039
500		Wendy’s International, Inc.	27,630
1,750		Yum! Brands, Inc.	82,040

			3,088,638

		Savings & Loans: 0.2%
1,220		Golden West Financial Corp.	80,520
4,491		Washington Mutual, Inc.	195,359

			275,879

		Semiconductors: 1.4%
1,700	@	Altera Corp.	31,501
1,700		Analog Devices, Inc.	60,979
7,000		Applied Materials, Inc.	125,580
1,250	@	Broadcom Corp.	58,938
1,886	@	Freescale Semiconductor, Inc.	47,471
45,140		Intel Corp.	1,126,684
800		Kla-Tencor Corp.	39,464
1,300		Linear Technology Corp.	46,891
1,600	@	LSI Logic Corp.	12,800
1,350		Maxim Integrated Products	48,924
2,800	@	Micron Technology, Inc.	37,268
2,500		National Semiconductor Corp.	64,950
650	@	Novellus Systems, Inc.	15,678
750	@	Nvidia Corp.	27,420
700	@	QLogic Corp.	22,757
10,850		Texas Instruments, Inc.	347,960

			2,115,265

		Software: 1.4%
2,240		Adobe Systems, Inc.	82,790
1,420		Autodesk, Inc.	60,989
3,500		Automatic Data Processing, Inc.	160,615
1,460	@	BMC Software, Inc.	29,915
1,200	@	Citrix Systems, Inc.	34,536
2,150		Computer Associates International, Inc.	60,609
2,450	@	Compuware Corp.	21,977
1,270	@	Electronic Arts, Inc.	66,434
3,478		First Data Corp.	149,589

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES S
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Software: (continued)
900	@	Fiserv, Inc.	$38,943
1,000		IMS Health, Inc.	24,920
1,300	@	Intuit, Inc.	69,290
400	@	Mercury Interactive Corp.	11,116
41,250		Microsoft Corp.	1,078,688
1,350	@	Novell, Inc.	11,921
17,240	@	Oracle Corp.	210,500
2,270	@	Parametric Technology Corp.	13,847
1,940		Siebel Systems, Inc.	20,525

			2,147,204

		Telecommunications: 2.1%
1,750		Alltel Corp.	110,425
23,708		AT&T, Inc.	580,609
350	@	Avaya, Inc.	3,735
8,500		BellSouth Corp.	230,350
800		CenturyTel, Inc.	26,528
29,750	@	Cisco Systems, Inc.	509,320
1,200	@	Comverse Technology, Inc.	31,908
6,850	@	Corning, Inc.	134,671
18,780		Motorola, Inc.	424,240
7,600		Qualcomm, Inc.	327,408
1,050		Scientific-Atlanta, Inc.	45,222
13,651		Sprint Corp. — FON Group	318,887
3,000	@	Tellabs, Inc.	32,700
12,850		Verizon Communications, Inc.	387,042

			3,163,045

		Textiles: 0.0%
800		Cintas Corp.	32,944

			32,944

		Toys/ Games/ Hobbies: 0.0%
1,300		Hasbro, Inc.	26,234
350		Mattel, Inc.	5,537

			31,771

		Transportation: 0.6%
1,700		Burlington Northern Santa Fe Corp.	120,394
1,320		CSX Corp.	67,016
1,450		FedEx Corp.	149,916
2,450		Norfolk Southern Corp.	109,834
200		Union Pacific Corp.	16,102
5,150		United Parcel Service, Inc.	387,023

			850,285

		Total Common Stock (Cost $48,002,126)	52,660,888

U.S. GOVERNMENT AGENCY OBLIGATIONS: 55.9%
		Federal Home Loan Mortgage Corporation: 25.0%
$40,000,000		4.740%, due 09/14/07	$36,974,760
538,000		4.750%, due 09/15/07	497,605

			37,472,365

		Federal National Mortgage Association: 30.9%
50,233,000		4.710%, due 10/05/07	46,324,621

			46,324,621

		Total U.S. Government Agency Obligations (Cost $85,174,532)	83,796,986

U.S. TREASURY OBLIGATIONS: 0.9%
		U.S. Treasury STRIP: 0.9%
1,503,000		0.000%, due 08/15/07	1,400,712

		Total U.S. Treasury Obligations (Cost $1,415,309)	1,400,712

OTHER BONDS: 7.1%
		Sovereign: 7.1%
10,163,000		Israel Trust, 4.660%, due 11/15/07	9,336,576
1,450,000		Turkey Trust, 4.660%, due 11/15/07	1,332,090

		Total Other Bonds (Cost $10,970,865)	10,668,666

		Total Long-Term Investments (Cost $145,562,832)	$148,527,252

SHORT-TERM INVESTMENTS: 1.0%
		Repurchase Agreement: 1.0%
1,446,000		Goldman Sachs Repurchase Agreement dated, 12/30/05, 4.250%, due 01/03/06 $1,446,683 to be received upon repurchase (Collaterallized by $1,500,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $1,459,215, due 09/15/08)	1,446,000

		Total Short-Term Investments (Cost $1,446,000)	1,446,000

Total Investments in Securities (Cost $147,008,832)*	100.1%	$149,973,252
Other Assets and Liabilities-Net	(0.1)	(94,013)

Net Assets	100.0%	$149,879,239

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $147,605,368.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$5,711,436
	Gross Unrealized Depreciation	(3,343,552)

	Net Unrealized Appreciation	$2,367,884

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES T
AS OF DECEMBER 31, 2005

Shares			Value

COMMON STOCK: 32.4%
		Advertising: 0.1%
1,500	@	Interpublic Group of Cos., Inc.	$14,475
650		Omnicom Group	55,335

			69,810

		Aerospace/ Defense: 0.8%
3,950		Boeing Co.	277,448
950		General Dynamics Corp.	108,348
450		Goodrich Corp.	18,495
350		L-3 Communications Holdings, Inc.	26,023
2,290		Lockheed Martin Corp.	145,713
1,309		Northrop Grumman Corp.	78,684
2,204		Raytheon Co.	88,491
1,040		Rockwell Collins, Inc.	48,329
3,750		United Technologies Corp.	209,663

			1,001,194

		Agriculture: 0.6%
7,300		Altria Group, Inc.	545,456
3,900		Archer-Daniels-Midland Co.	96,174
1,010		Monsanto Co.	78,305
440		Reynolds America, Inc.	41,945
550		UST, Inc.	22,457

			784,337

		Airlines: 0.0%
2,500		Southwest Airlines Co.	41,075

			41,075

		Apparel: 0.2%
2,300	@	Coach, Inc.	76,682
400		Jones Apparel Group, Inc.	12,288
560		Liz Claiborne, Inc.	20,059
900		Nike, Inc.	78,111
300		Reebok International Ltd.	17,469
600		VF Corp.	33,204

			237,813

		Auto Manufacturers: 0.1%
9,240		Ford Motor Co.	71,333
300	@	Navistar International Corp.	8,586

			79,919

		Auto Parts & Equipment: 0.1%
1,170	@	Goodyear Tire & Rubber Co.	20,335
800		Johnson Controls, Inc.	58,328

			78,663

		Banks: 2.1%
1,300		AmSouth Bancorp	34,073
19,210		Bank of America Corp.	886,522
2,950		Bank of New York	93,958
2,611		BB&T Corp.	109,427
600		Comerica, Inc.	34,056
400		Compass Bancshares, Inc.	19,316
200		First Horizon National Corp.	7,688
750		Huntington Bancshares, Inc.	17,813
1,500		Keycorp	49,395
350		M&T Bank Corp.	38,168
700		Marshall & Ilsley Corp.	30,128
1,600		Mellon Financial Corp.	54,800
1,990		National City Corp.	66,804
700		Northern Trust Corp.	36,274
1,400		PNC Financial Services Group, Inc.	86,562
1,700		Regions Financial Corp.	58,072
1,150		State Street Corp.	63,756
1,300		SunTrust Banks, Inc.	94,588
1,138		Synovus Financial Corp.	30,737
6,850		US BanCorp.	204,747
5,846		Wachovia Corp.	309,020
6,100		Wells Fargo & Co.	383,263
350		Zions Bancorporation	26,446

			2,735,613

		Beverages: 1.0%
2,750		Anheuser-Busch Cos., Inc.	118,140
300		Brown-Forman Corp.	20,796
12,800		Coca-Cola Co.	515,968
1,200		Coca-Cola Enterprises, Inc.	23,004
600	@	Constellation Brands, Inc.	15,738
850		Pepsi Bottling Group, Inc.	24,319
10,010		PepsiCo, Inc.	591,391

			1,309,356

		Biotechnology: 0.4%
4,550	@	Amgen, Inc.	358,813
200	@	Biogen Idec, Inc.	9,066
400	@	Chiron Corp.	17,784
850	@	Genzyme Corp.	60,163
250	@	Millipore Corp.	16,510

			462,336

		Building Materials: 0.1%
650		American Standard Cos, Inc.	25,968
1,600		Masco Corp.	48,304
350		Vulcan Materials Co.	23,713

			97,985

		Chemicals: 0.5%
800		Air Products & Chemicals, Inc.	47,352
3,600		Dow Chemical Co.	157,752
550		Eastman Chemical Co.	28,375
850		Ecolab, Inc.	30,830
3,450		EI Du Pont de Nemours & Co.	146,625
500		Engelhard Corp.	15,075
300		International Flavors & Fragrances, Inc.	10,050
1,100		PPG Industries, Inc.	63,690
1,350		Praxair, Inc.	71,496
750		Rohm & Haas Co.	36,315
500		Sherwin-Williams Co.	22,710
300		Sigma-Aldrich Corp.	18,987

			649,257

		Commercial Services: 0.3%
3,650		Cendant Corp.	62,963
850		Equifax, Inc.	32,317
1,200		H&R Block, Inc.	29,460
1,800		McKesson Corp.	92,862
900		Moody’s Corp.	55,278
1,350		Paychex, Inc.	51,462
900		Robert Half International, Inc.	34,101
1,000		RR Donnelley & Sons Co.	34,210

			392,653

		Computers: 1.5%
450	@	Affiliated Computer Services, Inc.	26,631
5,090	@	Apple Computer, Inc.	365,920
100	@	Computer Sciences Corp.	5,064
14,380	@	Dell, Inc.	431,256
350		Electronic Data Systems Corp.	8,414
11,950		EMC Corp.	162,759
12,950		Hewlett-Packard Co.	370,759
5,700		International Business Machines Corp.	468,540
430	@	Lexmark International, Inc.	19,277
650	@	NCR Corp.	22,061
1,200	@	Network Appliance, Inc.	32,400

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES T
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Computers: (continued)
2,440	@	Sun Microsystems, Inc.	$10,224
1,200	@	Unisys Corp.	6,996

			1,930,301

		Cosmetics/ Personal Care: 0.7%
50		Alberto-Culver Co.	2,288
2,550		Colgate-Palmolive Co.	139,868
12,161		Procter & Gamble Co.	703,879

			846,035

		Distribution/ Wholesale: 0.1%
850		Genuine Parts Co.	37,332
250		WW Grainger, Inc.	17,775

			55,107

		Diversified Financial Services: 2.6%
4,700		American Express Co.	241,862
940		Ameriprise Financial, Inc.	38,540
390		Bear Stearns Cos, Inc.	45,057
1,000		Capital One Financial Corp.	86,400
3,700		Charles Schwab Corp.	54,279
700		CIT Group, Inc.	36,246
18,500		Citigroup, Inc.	897,805
418		Countrywide Financial Corp.	14,291
1,200	@	E*Trade Financial Corp.	25,032
3,600		Fannie Mae	175,716
350		Federated Investors, Inc.	12,964
500		Franklin Resources, Inc.	47,005
2,200		Goldman Sachs Group, Inc.	280,962
12,400		JPMorgan Chase & Co.	492,156
1,340		Lehman Brothers Holdings, Inc.	171,748
4,700		MBNA Corp.	127,605
4,400		Merrill Lynch & Co., Inc.	298,012
3,800		Morgan Stanley	215,612
1,500		SLM Corp.	82,635
400		T. Rowe Price Group, Inc.	28,812

			3,372,739

		Electric: 0.9%
2,450	@	AES Corp.	38,784
600	@	Allegheny Energy, Inc.	18,990
150		Ameren Corp.	7,686
1,350		American Electric Power Co., Inc.	50,072
1,050		CenterPoint Energy Resources Corp.	13,493
700		Cinergy Corp.	29,722
1,400	@	CMS Energy Corp.	20,314
1,050		Consolidated Edison, Inc.	48,647
650		Constellation Energy Group, Inc.	37,440
1,250		Dominion Resources, Inc.	96,500
600		DTE Energy Co.	25,914
3,400		Duke Energy Corp.	93,330
1,640		Edison International	71,520
1,200		FirstEnergy Corp.	58,788
1,400		FPL Group, Inc.	58,184
1,050		NiSource, Inc.	21,903
1,450		Pacific Gas & Electric Co.	53,824
400		Pinnacle West Capital Corp.	16,540
1,300		PPL Corp.	38,220
900		Progress Energy, Inc.	39,528
800		Public Service Enterprise Group, Inc.	51,976
2,700		Southern Co.	93,231
1,350		TECO Energy, Inc.	23,193
3,180		TXU Corp.	159,604
1,500		Xcel Energy, Inc.	27,690

			1,195,093

		Electrical Components & Equipment: 0.1%
600		American Power Conversion	13,200
1,950		Emerson Electric Co.	145,665

			158,865

		Electronics: 0.2%
2,450	@	Agilent Technologies, Inc.	81,561
1,000		Applera Corp. — Applied Biosystems Group	26,560
600	@	Jabil Circuit, Inc.	22,254
400		PerkinElmer, Inc.	9,424
1,800	@	Sanmina-SCI Corp.	7,668
6,490	@	Solectron Corp.	23,753
650	@	Thermo Electron Corp.	19,585
550	@	Waters Corp.	20,790

			211,595

		Engineering & Construction: 0.0%
100		Fluor Corp.	7,726

			7,726

		Entertainment: 0.0%
1,250		International Game Technology	38,475

			38,475

		Environmental Control: 0.1%
1,950		Waste Management, Inc.	59,183

			59,183

		Food: 0.4%
1,100		Campbell Soup Co.	32,747
1,850		ConAgra Foods, Inc.	37,518
1,750		General Mills, Inc.	86,310
800		Hershey Foods Corp.	44,200
1,600		HJ Heinz Co.	53,952
950		Kellogg Co.	41,059
2,450	@	Kroger Co.	46,256
650		McCormick & Co., Inc.	20,098
1,600		Safeway, Inc.	37,856
2,756		Sara Lee Corp.	52,088
750		Supervalu, Inc.	24,360
900		Tyson Foods, Inc.	15,390
750		WM Wrigley Jr. Co.	49,868

			541,702

		Forest Products & Paper: 0.1%
550		Louisiana-Pacific Corp.	15,109
700		MeadWestvaco Corp.	19,621
650		Plum Creek Timber Co., Inc.	23,433
500		Temple-Inland, Inc.	22,425
900		Weyerhaeuser Co.	59,706

			140,294

		Gas: 0.0%
200		Nicor, Inc.	7,862
1,000		Sempra Energy	44,840

			52,702

		Hand/ Machine Tools: 0.0%
290		Black & Decker Corp.	25,218
200		Snap-On, Inc.	7,512
400		Stanley Works	19,216

			51,946

		Healthcare — Products: 1.0%
300		Bausch & Lomb, Inc.	20,370
2,100		Baxter International, Inc.	79,065
950		Becton Dickinson & Co.	57,076
2,150	@	Boston Scientific Corp.	52,654
500		CR Bard, Inc.	32,960
1,170		Guidant Corp.	75,758

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES T
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Healthcare — Products: (continued)
10,750		Johnson & Johnson	$646,075
4,400		Medtronic, Inc.	253,308
1,350	@	St. Jude Medical, Inc.	67,770
1,000		Stryker Corp.	44,430

			1,329,466

		Healthcare — Services: 0.8%
1,710		Aetna, Inc.	161,270
765	@	Coventry Health Care, Inc.	43,574
1,080	@	Humana, Inc.	58,676
100	@	Laboratory Corp. of America Holdings	5,385
300		Quest Diagnostics	15,444
6,050		UnitedHealth Group, Inc.	375,947
3,800	@	WellPoint, Inc.	303,202

			963,498

		Home Builders: 0.0%
500		Lennar Corp.	30,510

			30,510

		Household Products/ Wares: 0.1%
590		Clorox Co.	33,565
500		Fortune Brands, Inc.	39,010
1,800		Kimberly-Clark Corp.	107,370

			179,945

		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	23,780

			23,780

		Insurance: 1.8%
1,090	@@	ACE Ltd	58,250
1,800		Aflac, Inc.	83,556
2,350		Allstate Corp.	127,065
450		AMBAC Financial Group, Inc.	34,677
9,400		American International Group, Inc.	641,362
1,150		AON Corp.	41,343
1,120		Chubb Corp.	109,368
420		Cigna Corp.	46,914
566		Cincinnati Financial Corp.	25,289
1,300		Genworth Financial, Inc.	44,954
1,100		Hartford Financial Services Group, Inc.	94,479
450		Jefferson-Pilot Corp.	25,619
800		Lincoln National Corp.	42,424
450		Loews Corp.	42,683
1,412		Marsh & McLennan Cos., Inc.	44,845
450		MBIA, Inc.	27,072
3,900		Metlife, Inc.	191,100
550		MGIC Investment Corp.	36,201
1,350		Principal Financial Group	64,031
720		Progressive Corp.	84,082
3,070		Prudential Financial, Inc.	224,693
430		Safeco Corp.	24,295
2,390		St. Paul Cos.	106,761
450		Torchmark Corp.	25,020
1,100		UnumProvident Corp.	25,025
130	@@	XL Capital Ltd	8,759

			2,279,867

		Internet: 0.3%
1,500	@	Amazon.com, Inc.	70,725
4,050	@	eBay, Inc.	175,163
450	@	Monster Worldwide, Inc.	18,369
3,863	@	Symantec Corp.	67,603
900	@	Yahoo!, Inc.	35,262

			367,122

		Iron/ Steel: 0.1%
950		Nucor Corp.	63,384
750		United States Steel Corp.	36,053

			99,437

		Leisure Time: 0.1%
560		Brunswick Corp.	22,770
1,600		Carnival Corp.	85,552
1,050		Harley-Davidson, Inc.	54,065
50		Sabre Holdings Corp.	1,206

			163,593

		Lodging: 0.1%
1,150		Hilton Hotels Corp.	27,727
740		Marriott International, Inc.	49,558
800		Starwood Hotels & Resorts Worldwide, Inc.	51,088

			128,373

		Machinery — Diversified: 0.0%
200		Cummins, Inc.	17,946
600		Rockwell Automation, Inc.	35,496

			53,442

		Media: 0.9%
2,000		Clear Channel Communications, Inc.	62,900
8,100	@	Comcast Corp.	210,276
150		Gannett Co., Inc.	9,086
2,480		McGraw-Hill Cos, Inc.	128,042
150		Meredith Corp.	7,851
500		New York Times Co.	13,225
8,800		News Corp., Inc.	136,840
17,250		Time Warner, Inc.	300,840
200		Tribune Co.	6,052
800	@	Univision Communications, Inc.	23,512
5,850		Viacom, Inc.	190,710
1,400		Walt Disney Co.	33,558

			1,122,892

		Mining: 0.1%
1,190		Freeport-McMoRan Copper & Gold, Inc.	64,022
400		Newmont Mining Corp.	21,360
430		Phelps Dodge Corp.	61,864

			147,246

		Miscellaneous Manufacturing: 1.6%
3,650		3M Co.	282,875
350	@	Cooper Industries Ltd.	25,550
1,000		Danaher Corp.	55,780
650		Dover Corp.	26,319
650		Eaton Corp.	43,609
37,450		General Electric Co.	1,312,603
3,150		Honeywell International, Inc.	117,338
750		Illinois Tool Works, Inc.	65,993
1,150	@@	Ingersoll-Rand Co.	46,426
330		ITT Industries, Inc.	33,931
400		Parker Hannifin Corp.	26,384
500		Textron, Inc.	38,490

			2,075,298

		Office/ Business Equipment: 0.1%
800		Pitney Bowes, Inc.	33,800
3,400	@	Xerox Corp.	49,810

			83,610

		Oil & Gas: 3.0%
200		Amerada Hess Corp.	25,364
700		Anadarko Petroleum Corp.	66,325
1,004		Apache Corp.	68,794
2,000		Burlington Resources, Inc.	172,400

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES T
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Oil & Gas: (continued)
7,327		ChevronTexaco Corp.	$415,954
6,000		ConocoPhillips	349,080
2,350		Devon Energy Corp.	146,969
1,000		EOG Resources, Inc.	73,370
34,750		Exxon Mobil Corp.	1,951,909
400		Kerr-McGee Corp.	36,344
1,150		Marathon Oil Corp.	70,116
500		Murphy Oil Corp.	26,995
400	@,@@	Nabors Industries Ltd.	30,300
100	@	Noble Corp.	7,054
1,250		Occidental Petroleum Corp.	99,850
300		Rowan Cos., Inc.	10,692
800		Sunoco, Inc.	62,704
1,000	@	Transocean, Inc.	69,690
3,300		Valero Energy Corp.	170,280

			3,854,190

		Oil & Gas Services: 0.2%
200		Baker Hughes, Inc.	12,156
1,600		Halliburton Co.	99,136
1,850		Schlumberger Ltd.	179,728

			291,020

		Packaging & Containers: 0.0%
600		Ball Corp.	23,832
300	@	Sealed Air Corp.	16,851

			40,683

		Pharmaceuticals: 1.7%
5,700		Abbott Laboratories	224,751
550		Allergan, Inc.	59,378
1,380		AmerisourceBergen Corp.	57,132
1,400		Bristol-Myers Squibb Co.	32,172
1,540		Cardinal Health, Inc.	105,875
1,680	@	Caremark Rx, Inc.	87,007
500	@	Express Scripts, Inc.	41,900
1,100	@	Forest Laboratories, Inc.	44,748
1,650	@	Gilead Sciences, Inc.	86,840
1,030	@	Hospira, Inc.	44,063
1,590	@	King Pharmaceuticals, Inc.	26,903
991	@	Medco Health Solutions, Inc.	55,298
10,500		Merck & Co., Inc.	334,005
800		Mylan Laboratories	15,968
26,470		Pfizer, Inc.	617,281
5,400		Schering-Plough Corp.	112,590
400	@	Watson Pharmaceuticals, Inc.	13,004
4,900		Wyeth	225,743

			2,184,658

		Pipelines: 0.1%
400		El Paso Corp.	4,864
250		Kinder Morgan, Inc.	22,988
1,800		Williams Cos., Inc.	41,706

			69,558

		Real Estate Investment Trust: 0.2%
350		Apartment Investment & Management Co.	13,255
750		Archstone-Smith Trust	31,418
1,500		Equity Office Properties Trust	45,495
150		Prologis	7,008
300		Public Storage, Inc.	20,316
750		Simon Property Group LP	57,473
100		Vornado Realty Trust	8,347

			183,312

		Retail: 1.9%
700	@	Autonation, Inc.	15,211
200	@	Autozone, Inc.	18,350
950	@	Bed Bath & Beyond, Inc.	34,343
1,985		Best Buy Co., Inc.	86,308
1,050		Circuit City Stores, Inc.	23,720
1,700		Costco Wholesale Corp.	84,099
850		Darden Restaurants, Inc.	33,048
1,000		Dollar General Corp.	19,070
300		Family Dollar Stores, Inc.	7,437
1,311		Federated Department Stores	86,959
2,790		Gap, Inc.	49,216
7,850		Home Depot, Inc.	317,768
1,200		JC Penney Co., Inc.	66,720
200	@	Kohl’s Corp.	9,720
250		Limited Brands	5,588
2,840		Lowe’s Cos., Inc.	189,314
6,000		McDonald’s Corp.	202,320
1,400		Nordstrom, Inc.	52,360
1,100	@	Office Depot, Inc.	34,540
320	@	Sears Holding Corp.	36,970
3,565		Staples, Inc.	80,961
3,100	@	Starbucks Corp.	93,031
3,300		Target Corp.	181,401
250		Tiffany & Co.	9,573
1,450		TJX Cos., Inc.	33,684
8,800		Wal-Mart Stores, Inc.	411,841
3,640		Walgreen Co.	161,106
400		Wendy’s International, Inc.	22,104
1,350		Yum! Brands, Inc.	63,288

			2,430,050

		Savings & Loans: 0.2%
1,120		Golden West Financial Corp.	73,920
3,580		Washington Mutual, Inc.	155,730

			229,650

		Semiconductors: 1.3%
1,000	@	Altera Corp.	18,530
1,150		Analog Devices, Inc.	41,251
5,950		Applied Materials, Inc.	106,743
1,000	@	Broadcom Corp.	47,150
1,484	@	Freescale Semiconductor, Inc.	37,352
36,470		Intel Corp.	910,291
650		Kla-Tencor Corp.	32,065
1,050		Linear Technology Corp.	37,874
1,300	@	LSI Logic Corp.	10,400
1,100		Maxim Integrated Products	39,864
2,200	@	Micron Technology, Inc.	29,282
2,000		National Semiconductor Corp.	51,960
500	@	Novellus Systems, Inc.	12,060
600	@	Nvidia Corp.	21,936
300	@	QLogic Corp.	9,753
9,150		Texas Instruments, Inc.	293,441

			1,699,952

		Software: 1.3%
1,780		Adobe Systems, Inc.	65,789
1,100		Autodesk, Inc.	47,245
2,750		Automatic Data Processing, Inc.	126,198
1,450	@	BMC Software, Inc.	29,711
950	@	Citrix Systems, Inc.	27,341
1,700		Computer Associates International, Inc.	47,923
2,590	@	Compuware Corp.	23,232
1,050	@	Electronic Arts, Inc.	54,926
2,760		First Data Corp.	118,708
600	@	Fiserv, Inc.	25,962
1,050		IMS Health, Inc.	26,166
1,000	@	Intuit, Inc.	53,300
350	@	Mercury Interactive Corp.	9,727
33,050		Microsoft Corp.	864,258
1,100	@	Novell, Inc.	9,713
13,640	@	Oracle Corp.	166,544
1,800	@	Parametric Technology Corp.	10,980
1,620		Siebel Systems, Inc.	17,140

			1,724,863

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES T
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Telecommunications: 2.0%
1,350		Alltel Corp.	$85,185
18,747		AT&T, Inc.	459,115
1,250	@	Avaya, Inc.	13,338
6,700		BellSouth Corp.	181,570
800		CenturyTel, Inc.	26,528
23,500	@	Cisco Systems, Inc.	402,320
600	@	Comverse Technology, Inc.	15,954
5,400	@	Corning, Inc.	106,164
14,820		Motorola, Inc.	334,784
5,950		Qualcomm, Inc.	256,326
850		Scientific-Atlanta, Inc.	36,610
10,767		Sprint Corp. — FON Group	251,517
1,900	@	Tellabs, Inc.	20,710
10,150		Verizon Communications, Inc.	305,718

			2,495,839

		Textiles: 0.0%
500		Cintas Corp.	20,590

			20,590

		Toys/ Games/ Hobbies: 0.0%
800		Hasbro, Inc.	16,144
250		Mattel, Inc.	3,955

			20,099

		Transportation: 0.5%
1,400		Burlington Northern Santa Fe Corp.	99,148
1,020		CSX Corp.	51,785
1,150		FedEx Corp.	118,899
2,000		Norfolk Southern Corp.	89,660
200		Union Pacific Corp.	16,102
4,050		United Parcel Service, Inc.	304,358

			679,952

		Total Common Stock (Cost $38,535,809)	41,574,269

U.S. GOVERNMENT AGENCY OBLIGATIONS: 40.7%
		Federal Home Loan Mortgage Corporation: 19.4%
$27,363,000	@	4.750%, due 01/15/08	$24,914,422

			24,914,422

		Federal National Mortgage Association: 21.3%
30,226,000		4.770%, due 02/15/08	27,410,509

			27,410,509

		Total U.S. Government Agency Obligations (Cost $53,558,107)	52,324,931

U.S. TREASURY OBLIGATIONS: 6.3%
		U.S. Treasury STRIP: 6.3%
8,759,000		4.440%, due 11/15/07	8,074,554

		Total U.S. Treasury Obligations (Cost $8,070,229)	8,074,554

OTHER BONDS: 20.0%
		Sovereign: 20.0%
28,037,000		Turkey Trust, 4.660%, due 11/15/07	25,757,115

		Total Other Bonds (Cost $26,356,673)	25,757,115

		Total Long-Term Investments (Cost $126,520,818)	$127,730,869

SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
876,000		Goldman Sachs Repurchase Agreement dated, 12/30/05, 4.250%, due 01/03/06 $876,414 to be received upon repurchase (Collateralized by $909,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $893,895, due 09/15/08)	876,000

		Total Short-Term Investments (Cost $876,000)	876,000

Total Investments in Securities (Cost $127,396,818)*	100.1%	$128,606,869
Other Assets and Liabilities-Net	(0.1)	(113,322)

Net Assets	100.0%	$128,493,547

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $128,131,192.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,621,812
	Gross Unrealized Depreciation	(3,146,135)

	Net Unrealized Appreciation	$475,677

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES U
AS OF DECEMBER 31, 2005

Shares			Value

COMMON STOCK: 36.3%
		Advertising: 0.1%
1,800	@	Interpublic Group of Cos., Inc.	$17,370
850		Omnicom Group	72,361

			89,731

		Aerospace/Defense: 0.9%
4,800		Boeing Co.	337,152
1,250		General Dynamics Corp.	142,563
450		Goodrich Corp.	18,495
450		L-3 Communications Holdings, Inc.	33,458
2,810		Lockheed Martin Corp.	178,800
1,669		Northrop Grumman Corp.	100,324
2,674		Raytheon Co.	107,361
1,300		Rockwell Collins, Inc.	60,411
4,600		United Technologies Corp.	257,186

			1,235,750

		Agriculture: 0.7%
9,100		Altria Group, Inc.	679,952
5,140		Archer-Daniels-Midland Co.	126,752
1,270		Monsanto Co.	98,463
500		Reynolds America, Inc.	47,665
750		UST, Inc.	30,623

			983,455

		Airlines: 0.0%
3,000		Southwest Airlines Co.	49,290

			49,290

		Apparel: 0.2%
3,130	@	Coach, Inc.	104,354
550		Jones Apparel Group, Inc.	16,896
550		Liz Claiborne, Inc.	19,701
1,180		Nike, Inc.	102,412
300		Reebok International Ltd.	17,469
700		VF Corp.	38,738

			299,570

		Auto Manufacturers: 0.1%
13,720		Ford Motor Co.	105,918
300	@	Navistar International Corp.	8,586

			114,504

		Auto Parts & Equipment: 0.1%
1,440	@	Goodyear Tire & Rubber Co.	25,027
1,050		Johnson Controls, Inc.	76,556

			101,583

		Banks: 2.4%
1,500		AmSouth Bancorp	39,315
23,696		Bank of America Corp.	1,093,570
3,600		Bank of New York	114,660
3,244		BB&T Corp.	135,956
800		Comerica, Inc.	45,408
550		Compass Bancshares, Inc.	26,560
250		First Horizon National Corp.	9,610
1,000		Huntington Bancshares, Inc.	23,750
1,800		Keycorp	59,274
500		M&T Bank Corp.	54,525
1,100		Marshall & Ilsley Corp.	47,344
1,950		Mellon Financial Corp.	66,788
2,520		National City Corp.	84,596
850		Northern Trust Corp.	44,047
1,400		PNC Financial Services Group, Inc.	86,562
2,000		Regions Financial Corp.	68,320
1,400		State Street Corp.	77,616
1,650		SunTrust Banks, Inc.	120,054
1,463		Synovus Financial Corp.	39,516
8,450		US BanCorp.	252,571
7,157		Wachovia Corp.	378,319
7,500		Wells Fargo & Co.	471,225
500		Zions Bancorporation	37,780

			3,377,366

		Beverages: 1.1%
3,450		Anheuser-Busch Cos., Inc.	148,212
400		Brown-Forman Corp.	27,728
15,750		Coca-Cola Co.	634,883
1,450		Coca-Cola Enterprises, Inc.	27,797
800	@	Constellation Brands, Inc.	20,984
850		Pepsi Bottling Group, Inc.	24,319
12,540		PepsiCo, Inc.	740,863

			1,624,786

		Biotechnology: 0.4%
5,600	@	Amgen, Inc.	441,616
300	@	Biogen Idec, Inc.	13,599
500	@	Chiron Corp.	22,230
1,050	@	Genzyme Corp.	74,319
200	@	Millipore Corp.	13,208

			564,972

		Building Materials: 0.1%
800		American Standard Cos, Inc.	31,960
1,950		Masco Corp.	58,871
500		Vulcan Materials Co.	33,875

			124,706

		Chemicals: 0.6%
1,100		Air Products & Chemicals, Inc.	65,109
4,400		Dow Chemical Co.	192,808
550		Eastman Chemical Co.	28,375
1,000		Ecolab, Inc.	36,270
4,250		EI Du Pont de Nemours & Co.	180,625
500		Engelhard Corp.	15,075
600		International Flavors & Fragrances, Inc.	20,100
1,410		PPG Industries, Inc.	81,639
1,450		Praxair, Inc.	76,792
900		Rohm & Haas Co.	43,578
650		Sherwin-Williams Co.	29,523
400		Sigma-Aldrich Corp.	25,316

			795,210

		Commercial Services: 0.3%
1	@	CCE Spinco, Inc.	7
4,600		Cendant Corp.	79,350
1,000		Equifax, Inc.	38,020
1,500		H&R Block, Inc.	36,825
2,420		McKesson Corp.	124,848
1,100		Moody’s Corp.	67,562
1,600		Paychex, Inc.	60,992
900		Robert Half International, Inc.	34,101
900		RR Donnelley & Sons Co.	30,789

			472,494

		Computers: 1.7%
600	@	Affiliated Computer Services, Inc.	35,508
6,380	@	Apple Computer, Inc.	458,651
150	@	Computer Sciences Corp.	7,596
18,420	@	Dell, Inc.	552,416
450		Electronic Data Systems Corp.	10,818
14,800		EMC Corp.	201,576
13,300		Hewlett-Packard Co.	380,779
7,200		International Business Machines Corp.	591,840
550	@	Lexmark International, Inc.	24,657
900	@	NCR Corp.	30,546
1,500	@	Network Appliance, Inc.	40,500

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES U
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Computers (continued)
2,930	@	Sun Microsystems, Inc.	$12,277
1,900	@	Unisys Corp.	11,077

			2,358,241

		Cosmetics/Personal Care: 0.8%
450		Alberto-Culver Co.	20,588
3,150		Colgate-Palmolive Co.	172,778
15,295		Procter & Gamble Co.	885,275

			1,078,641

		Distribution/Wholesale: 0.1%
1,072		Genuine Parts Co.	47,082
350		WW Grainger, Inc.	24,885

			71,967

		Diversified Financial Services: 2.9%
5,750		American Express Co.	295,895
1,150		Ameriprise Financial, Inc.	47,150
450		Bear Stearns Cos, Inc.	51,989
1,250		Capital One Financial Corp.	108,000
4,650		Charles Schwab Corp.	68,216
900		CIT Group, Inc.	46,602
22,500		Citigroup, Inc.	1,091,925
480		Countrywide Financial Corp.	16,411
1,500	@	E*Trade Financial Corp.	31,290
4,500		Fannie Mae	219,645
200		Federated Investors, Inc.	7,408
650		Franklin Resources, Inc.	61,107
2,750		Goldman Sachs Group, Inc.	351,203
15,300		JPMorgan Chase & Co.	607,257
1,660		Lehman Brothers Holdings, Inc.	212,762
5,800		MBNA Corp.	157,470
5,450		Merrill Lynch & Co., Inc.	369,129
4,750		Morgan Stanley	269,515
1,950		SLM Corp.	107,426
550		T. Rowe Price Group, Inc.	39,617

			4,160,017

		Electric: 1.1%
3,050	@	AES Corp.	48,282
650	@	Allegheny Energy, Inc.	20,573
150		Ameren Corp.	7,686
1,800		American Electric Power Co., Inc.	66,762
1,400		CenterPoint Energy Resources Corp.	17,990
900		Cinergy Corp.	38,214
1,750	@	CMS Energy Corp.	25,393
1,200		Consolidated Edison, Inc.	55,596
850		Constellation Energy Group, Inc.	48,960
1,500		Dominion Resources, Inc.	115,800
800		DTE Energy Co.	34,552
4,250		Duke Energy Corp.	116,663
2,020		Edison International	88,092
1,650		FirstEnergy Corp.	80,834
1,800		FPL Group, Inc.	74,808
1,250		NiSource, Inc.	26,075
1,700		Pacific Gas & Electric Co.	63,104
500		Pinnacle West Capital Corp.	20,675
2,100		PPL Corp.	61,740
1,100		Progress Energy, Inc.	48,312
1,200		Public Service Enterprise Group, Inc.	77,964
3,300		Southern Co.	113,949
1,100		TECO Energy, Inc.	18,898
3,800		TXU Corp.	190,722
1,800		Xcel Energy, Inc.	33,228

			1,494,872

		Electrical Components & Equipment: 0.1%
800		American Power Conversion	17,600
2,400		Emerson Electric Co.	179,280

			196,880

		Electronics: 0.2%
3,000	@	Agilent Technologies, Inc.	99,870
1,200		Applera Corp. — Applied Biosystems Group	31,872
1,050	@	Jabil Circuit, Inc.	38,945
550		PerkinElmer, Inc.	12,958
2,200	@	Sanmina-SCI Corp.	9,372
8,000	@	Solectron Corp.	29,280
700	@	Thermo Electron Corp.	21,091
550	@	Waters Corp.	20,790

			264,178

		Engineering & Construction: 0.0%
400		Fluor Corp.	30,904

			30,904

		Entertainment: 0.0%
1,500		International Game Technology	46,170

			46,170

		Environmental Control: 0.1%
2,350		Waste Management, Inc.	71,323

			71,323

		Food: 0.5%
1,350		Campbell Soup Co.	40,190
2,300		ConAgra Foods, Inc.	46,644
2,150		General Mills, Inc.	106,038
900		Hershey Foods Corp.	49,725
1,500		HJ Heinz Co.	50,580
1,150		Kellogg Co.	49,703
3,000	@	Kroger Co.	56,640
950		McCormick & Co., Inc.	29,374
2,300		Safeway, Inc.	54,418
3,394		Sara Lee Corp.	64,147
1,070		Supervalu, Inc.	34,754
1,100		Tyson Foods, Inc.	18,810
900		WM Wrigley Jr. Co.	59,841

			660,864

		Forest Products & Paper: 0.1%
700		Louisiana-Pacific Corp.	19,229
900		MeadWestvaco Corp.	25,227
850		Plum Creek Timber Co., Inc.	30,643
700		Temple-Inland, Inc.	31,395
1,100		Weyerhaeuser Co.	72,974

			179,468

		Gas: 0.0%
1,250		Sempra Energy	56,050

			56,050

		Hand/Machine Tools: 0.0%
350		Black & Decker Corp.	30,436
200		Snap-On, Inc.	7,512
400		Stanley Works	19,216

			57,164

		Healthcare — Products: 1.1%
200		Bausch & Lomb, Inc.	13,580
2,600		Baxter International, Inc.	97,890
1,180		Becton Dickinson & Co.	70,894
2,600	@	Boston Scientific Corp.	63,674
450		CR Bard, Inc.	29,664
1,470		Guidant Corp.	95,183
13,200		Johnson & Johnson	793,320

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES U
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
5,500		Medtronic, Inc.	$316,635
1,550	@	St. Jude Medical, Inc.	77,810
1,300		Stryker Corp.	57,759

			1,616,409

		Healthcare — Services: 0.9%
2,160		Aetna, Inc.	203,710
1,320	@	Coventry Health Care, Inc.	75,187
1,300	@	Humana, Inc.	70,629
100	@	Laboratory Corp. of America Holdings	5,385
400		Manor Care, Inc.	15,908
100		Quest Diagnostics	5,148
7,480		UnitedHealth Group, Inc.	464,807
4,740	@	WellPoint, Inc.	378,205

			1,218,979

		Home Builders: 0.0%
600		Lennar Corp.	36,612

			36,612

		Home Furnishings: 0.0%
300		Whirlpool Corp.	25,128

			25,128

		Household Products/Wares: 0.2%
700		Clorox Co.	39,823
650		Fortune Brands, Inc.	50,713
2,250		Kimberly-Clark Corp.	134,213

			224,749

		Housewares: 0.0%
1,400		Newell Rubbermaid, Inc.	33,292

			33,292

		Insurance: 2.0%
1,350	@@	ACE Ltd	72,144
2,100		Aflac, Inc.	97,482
2,960		Allstate Corp.	160,047
500		AMBAC Financial Group, Inc.	38,530
11,600		American International Group, Inc.	791,468
1,650		AON Corp.	59,318
1,520		Chubb Corp.	148,428
610		Cigna Corp.	68,137
642		Cincinnati Financial Corp.	28,685
1,600		Genworth Financial, Inc.	55,328
1,350		Hartford Financial Services Group, Inc.	115,952
600		Jefferson-Pilot Corp.	34,158
1,050		Lincoln National Corp.	55,682
840		Loews Corp.	79,674
1,710		Marsh & McLennan Cos., Inc.	54,310
750		MBIA, Inc.	45,120
4,740		Metlife, Inc.	232,260
400		MGIC Investment Corp.	26,328
1,650		Principal Financial Group	78,260
920		Progressive Corp.	107,438
3,100		Prudential Financial, Inc.	226,889
540		Safeco Corp.	30,510
3,030		St. Paul Cos.	135,350
600		Torchmark Corp.	33,360
1,600		UnumProvident Corp.	36,400
140	@@	XL Capital Ltd.	9,433

			2,820,691

		Internet: 0.3%
1,800	@	Amazon.com, Inc.	84,870
5,000	@	eBay, Inc.	216,250
500	@	Monster Worldwide, Inc.	20,410
4,729	@	Symantec Corp.	82,758
1,100	@	Yahoo!, Inc.	43,098

			447,386

		Iron/Steel: 0.1%
1,010		Nucor Corp.	67,387
800		United States Steel Corp.	38,456

			105,843

		Leisure Time: 0.1%
400		Brunswick Corp.	16,264
1,950		Carnival Corp.	104,267
1,200		Harley-Davidson, Inc.	61,788
100		Sabre Holdings Corp.	2,411

			184,730

		Lodging: 0.1%
2,100		Hilton Hotels Corp.	50,631
900		Marriott International, Inc.	60,273
1,150		Starwood Hotels & Resorts Worldwide, Inc.	73,439

			184,343

		Machinery — Diversified: 0.0%
250		Cummins, Inc.	22,433
750		Rockwell Automation, Inc.	44,370

			66,803

		Media: 1.0%
2,500		Clear Channel Communications, Inc.	78,625
9,900	@	Comcast Corp.	257,004
250		Gannett Co., Inc.	15,143
2,810		McGraw-Hill Cos, Inc.	145,080
150		Meredith Corp.	7,851
600		New York Times Co.	15,870
10,900		News Corp., Inc.	169,495
21,300		Time Warner, Inc.	371,472
250		Tribune Co.	7,565
1,000	@	Univision Communications, Inc.	29,390
7,150		Viacom, Inc.	233,090
1,800		Walt Disney Co.	43,146

			1,373,731

		Mining: 0.1%
1,450		Freeport-McMoRan Copper & Gold, Inc.	78,010
500		Newmont Mining Corp.	26,700
490		Phelps Dodge Corp.	70,496

			175,206

		Miscellaneous Manufacturing: 1.8%
4,550		3M Co.	352,625
400	@	Cooper Industries Ltd.	29,200
1,250		Danaher Corp.	69,725
850		Dover Corp.	34,417
650		Eaton Corp.	43,609
46,200		General Electric Co.	1,619,310
3,900		Honeywell International, Inc.	145,275
950		Illinois Tool Works, Inc.	83,591
2,000	@@	Ingersoll-Rand Co.	80,740
500		ITT Industries, Inc.	51,410
500		Parker Hannifin Corp.	32,980
600		Textron, Inc.	46,188

			2,589,070

		Office/Business Equipment: 0.1%
950		Pitney Bowes, Inc.	40,138
4,850	@	Xerox Corp.	71,053

			111,191

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES U
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Oil & Gas: 3.4%
350		Amerada Hess Corp.	$44,387
850		Anadarko Petroleum Corp.	80,538
1,290		Apache Corp.	88,391
2,700		Burlington Resources, Inc.	232,740
8,983		ChevronTexaco Corp.	509,965
7,400		ConocoPhillips	430,532
3,000		Devon Energy Corp.	187,620
1,300		EOG Resources, Inc.	95,381
42,950		Exxon Mobil Corp.	2,412,502
550		Kerr-McGee Corp.	49,973
1,500		Marathon Oil Corp.	91,455
700		Murphy Oil Corp.	37,793
500	@,@@	Nabors Industries Ltd.	37,875
100	@	Noble Corp.	7,054
1,610		Occidental Petroleum Corp.	128,607
300		Rowan Cos., Inc.	10,692
1,000		Sunoco, Inc.	78,380
1,300	@	Transocean, Inc.	90,597
4,100		Valero Energy Corp.	211,560

			4,826,042

		Oil & Gas Services: 0.3%
300		Baker Hughes, Inc.	18,234
2,050		Halliburton Co.	127,018
2,300		Schlumberger Ltd.	223,445

			368,697

		Packaging & Containers: 0.0%
600		Ball Corp.	23,832
350	@	Sealed Air Corp.	19,660

			43,492

		Pharmaceuticals: 1.9%
7,000		Abbott Laboratories	276,010
600		Allergan, Inc.	64,776
1,700		AmerisourceBergen Corp.	70,380
1,700		Bristol-Myers Squibb Co.	39,066
1,820		Cardinal Health, Inc.	125,125
2,000	@	Caremark Rx, Inc.	103,580
1,000	@	Express Scripts, Inc.	83,800
1,350	@	Forest Laboratories, Inc.	54,918
1,950	@	Gilead Sciences, Inc.	102,629
1,260	@	Hospira, Inc.	53,903
1,750	@	King Pharmaceuticals, Inc.	29,610
1,346	@	Medco Health Solutions, Inc.	75,107
12,900		Merck & Co., Inc.	410,349
1,000		Mylan Laboratories	19,960
32,630		Pfizer, Inc.	760,932
6,650		Schering-Plough Corp.	138,653
500	@	Watson Pharmaceuticals, Inc.	16,255
6,050		Wyeth	278,724

			2,703,777

		Pipelines: 0.1%
500		El Paso Corp.	6,080
350		Kinder Morgan, Inc.	32,183
1,950		Williams Cos., Inc.	45,182

			83,445

		Real Estate Investment Trust: 0.2%
450		Apartment Investment & Management Co.	17,042
1,000		Archstone-Smith Trust	41,890
1,800		Equity Office Properties Trust	54,594
200		Prologis	9,344
400		Public Storage, Inc.	27,088
900		Simon Property Group LP	68,967
100		Vornado Realty Trust	8,347

			227,272

		Retail: 2.1%
800	@	Autonation, Inc.	17,384
300	@	Autozone, Inc.	27,525
1,450	@	Bed Bath & Beyond, Inc.	52,418
2,400		Best Buy Co., Inc.	104,352
1,350		Circuit City Stores, Inc.	30,497
1,950		Costco Wholesale Corp.	96,467
1,050		Darden Restaurants, Inc.	40,824
1,300		Dollar General Corp.	24,791
350		Family Dollar Stores, Inc.	8,677
1,554		Federated Department Stores	103,077
2,550		Gap, Inc.	44,982
9,700		Home Depot, Inc.	392,656
1,550		JC Penney Co., Inc.	86,180
350	@	Kohl’s Corp.	17,010
350		Limited Brands	7,823
3,570		Lowe’s Cos., Inc.	237,976
7,350		McDonald’s Corp.	247,842
1,700		Nordstrom, Inc.	63,580
1,350	@	Office Depot, Inc.	42,390
460	@	Sears Holding Corp.	53,144
4,420		Staples, Inc.	100,378
3,700	@	Starbucks Corp.	111,037
4,000		Target Corp.	219,880
300		Tiffany & Co.	11,487
2,050		TJX Cos., Inc.	47,622
10,850		Wal-Mart Stores, Inc.	507,780
4,460		Walgreen Co.	197,400
500		Wendy’s International, Inc.	27,630
1,700		Yum! Brands, Inc.	79,696

			3,002,505

		Savings & Loans: 0.2%
1,200		Golden West Financial Corp.	79,200
4,465		Washington Mutual, Inc.	194,228

			273,428

		Semiconductors: 1.4%
1,600	@	Altera Corp.	29,648
1,550		Analog Devices, Inc.	55,599
7,050		Applied Materials, Inc.	126,477
1,300	@	Broadcom Corp.	61,295
1,772	@	Freescale Semiconductor, Inc.	44,601
37,770		Intel Corp.	942,729
800		Kla-Tencor Corp.	39,464
1,250		Linear Technology Corp.	45,088
1,600	@	LSI Logic Corp.	12,800
1,350		Maxim Integrated Products	48,924
2,700	@	Micron Technology, Inc.	35,937
2,450		National Semiconductor Corp.	63,651
700	@	Novellus Systems, Inc.	16,884
850	@	Nvidia Corp.	31,076
450	@	QLogic Corp.	14,630
11,850		Texas Instruments, Inc.	380,030

			1,948,833

		Software: 1.5%
2,180		Adobe Systems, Inc.	80,573
1,400		Autodesk, Inc.	60,130
3,450		Automatic Data Processing, Inc.	158,321
1,550	@	BMC Software, Inc.	31,760
1,200	@	Citrix Systems, Inc.	34,536
2,150		Computer Associates International, Inc.	60,609
2,800	@	Compuware Corp.	25,116
1,300	@	Electronic Arts, Inc.	68,003
3,333		First Data Corp.	143,352
1,000	@	Fiserv, Inc.	43,270
1,100		IMS Health, Inc.	27,412
1,300	@	Intuit, Inc.	69,290
350	@	Mercury Interactive Corp.	9,727
40,200		Microsoft Corp.	1,051,220
2,450	@	Novell, Inc.	21,634

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES U
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Software (continued)
16,800	@	Oracle Corp.	$205,128
2,200	@	Parametric Technology Corp.	13,420
1,950		Siebel Systems, Inc.	20,631

			2,124,132

		Telecommunications: 2.2%
1,650		Alltel Corp.	104,115
23,119		AT&T, Inc.	566,184
400	@	Avaya, Inc.	4,268
8,300		BellSouth Corp.	224,930
900		CenturyTel, Inc.	29,844
28,950	@	Cisco Systems, Inc.	495,614
850	@	Comverse Technology, Inc.	22,602
6,700	@	Corning, Inc.	131,722
18,280		Motorola, Inc.	412,945
7,350		Qualcomm, Inc.	316,638
1,040		Scientific-Atlanta, Inc.	44,793
13,298		Sprint Corp. — FON Group	310,641
2,300	@	Tellabs, Inc.	25,070
12,550		Verizon Communications, Inc.	378,006

			3,067,372

		Textiles: 0.0%
650		Cintas Corp.	26,767

			26,767

		Toys/Games/Hobbies: 0.0%
1,200		Hasbro, Inc.	24,216
350		Mattel, Inc.	5,537

			29,753

		Transportation: 0.6%
1,900		Burlington Northern Santa Fe Corp.	134,558
1,270		CSX Corp.	64,478
1,400		FedEx Corp.	144,746
2,400		Norfolk Southern Corp.	107,592
250		Union Pacific Corp.	20,128
5,000		United Parcel Service, Inc.	375,750

			847,252

		Total Common Stock (Cost $47,165,580)	51,347,086

CORPORATE BONDS/NOTES: 7.0%
		Diversified Financial Services: 7.0%
10,000,000		General Electric Capital Corp., 4.250%, due 01/15/08	9,888,470

		Total Corporate Bonds/Notes (Cost $10,175,221)	9,888,470

U.S. GOVERNMENT AGENCY OBLIGATIONS: 47.8%
		Federal National Mortgage Association: 28.8%
7,340,000		4.800%, due 05/15/08	6,580,024
38,000,000		4.820%, due 05/15/08	34,054,422

			40,634,446

		Other U.S. Agency Obligations: 19.0%
30,065,000		FICO STRIP, 4.800%, due 06/06/08	26,882,259

			26,882,259

		Total U.S. Government Agency Obligations (Cost $70,191,586)	67,516,705

U.S. TREASURY OBLIGATION: 1.4%
		U.S. Treasury STRIP: 1.4%
2,213,000		4.450%, due 02/15/08	2,019,252

		Total U.S. Treasury Obligations (Cost $2,019,991)	2,019,252

OTHER BONDS: 6.7%
		Sovereign: 6.7%
10,429,000		Israel Trust, 4.670%, due 02/15/08	9,443,491

		Total Other Bonds (Cost $9,816,683)	9,443,491

		Total Long-Term Investments (Cost $139,369,061)	$140,215,004

SHORT-TERM INVESTMENTS: 1.0%
		Repurchase Agreement: 1.0%
1,400,000		Goldman Sachs Repurchase Agreement dated 12/30/05, 4.250%, due 01/03/06, $1,400,661 to be received upon repurchase (Collateralized by $1,453,000 Resolution Funding Corporation, 3,625%, Market Value plus accrued interest $1,428,855, due 09/15/08)	1,400,000

		Total Short-Term Investments (Cost $1,400,000)	1,400,000

Total Investments In Securities (Cost $140,769,061)*	100.2%	$141,615,004
Other Assets and Liabilities-Net	(0.2)	(276,556)

Net Assets	100.0%	$141,338,448

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $141,578,239. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,963,938
	Gross Unrealized Depreciation	(4,927,173)

	Net Unrealized Appreciation	$36,765

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES V
AS OF DECEMBER 31, 2005

Shares			Value

COMMON STOCK: 15.7%
		Advertising: 0.0%
1,050	@	Interpublic Group of Cos., Inc.	$10,133
550		Omnicom Group	46,822

			56,955

		Aerospace/Defense: 0.4%
3,250		Boeing Co.	228,280
850		General Dynamics Corp.	96,943
350		Goodrich Corp.	14,385
350		L-3 Communications Holdings, Inc.	26,023
1,920		Lockheed Martin Corp.	122,170
1,084		Northrop Grumman Corp.	65,159
1,783		Raytheon Co.	71,587
850		Rockwell Collins, Inc.	39,500
3,100		United Technologies Corp.	173,321

			837,368

		Agriculture: 0.3%
6,150		Altria Group, Inc.	459,528
3,460		Archer-Daniels-Midland Co.	85,324
890		Monsanto Co.	69,002
350		Reynolds America, Inc.	33,366
500		UST, Inc.	20,415

			667,635

		Airlines: 0.0%
2,100		Southwest Airlines Co.	34,503

			34,503

		Apparel: 0.1%
2,090	@	Coach, Inc.	69,681
450		Jones Apparel Group, Inc.	13,824
550		Liz Claiborne, Inc.	19,701
840		Nike, Inc.	72,904
300		Reebok International Ltd.	17,469
530		VF Corp.	29,330

			222,909

		Auto Manufacturers: 0.0%
7,700		Ford Motor Co.	59,444
200	@	Navistar International Corp.	5,724

			65,168

		Auto Parts & Equipment: 0.0%
970	@	Goodyear Tire & Rubber Co.	16,859
550		Johnson Controls, Inc.	40,101

			56,960

		Banks: 1.0%
1,150		AmSouth Bancorp	30,142
16,000		Bank of America Corp.	738,400
2,400		Bank of New York	76,440
2,172		BB&T Corp.	91,029
550		Comerica, Inc.	31,218
350		Compass Bancshares, Inc.	16,902
200		First Horizon National Corp.	7,688
700		Huntington Bancshares, Inc.	16,625
1,200		Keycorp	39,516
200		M&T Bank Corp.	21,810
750		Marshall & Ilsley Corp.	32,280
1,300		Mellon Financial Corp.	44,525
1,720		National City Corp.	57,740
600		Northern Trust Corp.	31,092
1,150		PNC Financial Services Group, Inc.	71,105
1,400		Regions Financial Corp.	47,824
950		State Street Corp.	52,668
1,100		SunTrust Banks, Inc.	80,036
985		Synovus Financial Corp.	26,605
5,800		US BanCorp.	173,362
4,818		Wachovia Corp.	254,679
5,150		Wells Fargo & Co.	323,575
300		Zions Bancorporation	22,668

			2,287,929

		Beverages: 0.5%
2,300		Anheuser-Busch Cos., Inc.	98,808
260		Brown-Forman Corp.	18,023
10,100		Coca-Cola Co.	407,131
1,000		Coca-Cola Enterprises, Inc.	19,170
500	@	Constellation Brands, Inc.	13,115
550		Pepsi Bottling Group, Inc.	15,736
8,480		PepsiCo, Inc.	500,998

			1,072,981

		Biotechnology: 0.2%
3,650	@	Amgen, Inc.	287,839
200	@	Biogen Idec, Inc.	9,066
300	@	Chiron Corp.	13,338
800	@	Genzyme Corp.	56,624
150	@	Millipore Corp.	9,906

			376,773

		Building Materials: 0.0%
550		American Standard Cos, Inc.	21,973
1,300		Masco Corp.	39,247
400		Vulcan Materials Co.	27,100

			88,320

		Chemicals: 0.2%
700		Air Products & Chemicals, Inc.	41,433
2,950		Dow Chemical Co.	129,269
400		Eastman Chemical Co.	20,636
700		Ecolab, Inc.	25,389
2,900		EI Du Pont de Nemours & Co.	123,250
200		Engelhard Corp.	6,030
300		International Flavors & Fragrances, Inc.	10,050
900		PPG Industries, Inc.	52,110
1,150		Praxair, Inc.	60,904
600		Rohm & Haas Co.	29,052
500		Sherwin-Williams Co.	22,710
250		Sigma-Aldrich Corp.	15,823

			536,656

		Commercial Services: 0.2%
1	@	CCE Spinco, Inc.	7
3,100		Cendant Corp.	53,475
700		Equifax, Inc.	26,614
1,700		H&R Block, Inc.	41,735
1,620		McKesson Corp.	83,576
700		Moody’s Corp.	42,994
1,100		Paychex, Inc.	41,932
550		Robert Half International, Inc.	20,840
700		RR Donnelley & Sons Co.	23,947

			335,120

		Computers: 0.7%
400	@	Affiliated Computer Services, Inc.	23,672
4,280	@	Apple Computer, Inc.	307,689
150	@	Computer Sciences Corp.	7,596
12,030	@	Dell, Inc.	360,780
350		Electronic Data Systems Corp.	8,414
10,050		EMC Corp.	136,881
9,400		Hewlett-Packard Co.	269,122
4,850		International Business Machines Corp.	398,670
50	@	Lexmark International, Inc.	2,242
700	@	NCR Corp.	23,758
1,000	@	Network Appliance, Inc.	27,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES V
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Computers (continued)
1,970	@	Sun Microsystems, Inc.	$8,254
1,050	@	Unisys Corp.	6,122

			1,580,200

		Cosmetics/Personal Care: 0.3%
250		Alberto-Culver Co.	11,438
2,100		Colgate-Palmolive Co.	115,185
10,377		Procter & Gamble Co.	600,621

			727,244

		Distribution/Wholesale: 0.0%
722		Genuine Parts Co.	31,710
250		WW Grainger, Inc.	17,775

			49,485

		Diversified Financial Services: 1.3%
3,650		American Express Co.	187,829
790		Ameriprise Financial, Inc.	32,390
300		Bear Stearns Cos, Inc.	34,659
900		Capital One Financial Corp.	77,760
3,100		Charles Schwab Corp.	45,477
550		CIT Group, Inc.	28,479
15,300		Citigroup, Inc.	742,509
398		Countrywide Financial Corp.	13,608
1,000	@	E*Trade Financial Corp.	20,860
3,050		Fannie Mae	148,871
150		Federated Investors, Inc.	5,556
550		Franklin Resources, Inc.	51,706
1,850		Goldman Sachs Group, Inc.	236,264
10,400		JPMorgan Chase & Co.	412,776
1,130		Lehman Brothers Holdings, Inc.	144,832
4,000		MBNA Corp.	108,600
3,650		Merrill Lynch & Co., Inc.	247,215
3,200		Morgan Stanley	181,568
1,200		SLM Corp.	66,108
350		T. Rowe Price Group, Inc.	25,211

			2,812,278

		Electric: 0.5%
2,080	@	AES Corp.	32,926
450	@	Allegheny Energy, Inc.	14,243
150		Ameren Corp.	7,686
1,250		American Electric Power Co., Inc.	46,363
850		CenterPoint Energy Resources Corp.	10,923
600		Cinergy Corp.	25,476
1,190	@	CMS Energy Corp.	17,267
700		Consolidated Edison, Inc.	32,431
500		Constellation Energy Group, Inc.	28,800
1,050		Dominion Resources, Inc.	81,060
500		DTE Energy Co.	21,595
2,850		Duke Energy Corp.	78,233
1,350		Edison International	58,874
950		FirstEnergy Corp.	46,541
1,200		FPL Group, Inc.	49,872
850		NiSource, Inc.	17,731
1,200		Pacific Gas & Electric Co.	44,544
300		Pinnacle West Capital Corp.	12,405
1,400		PPL Corp.	41,160
800		Progress Energy, Inc.	35,136
700		Public Service Enterprise Group, Inc.	45,479
2,250		Southern Co.	77,693
1,150		TECO Energy, Inc.	19,757
2,600		TXU Corp.	130,494
1,200		Xcel Energy, Inc.	22,152

			998,841

		Electrical Components & Equipment: 0.1%
500		American Power Conversion	11,000
1,600		Emerson Electric Co.	119,520

			130,520

		Electronics: 0.1%
2,050	@	Agilent Technologies, Inc.	68,245
650		Applera Corp. — Applied Biosystems Group	17,264
800	@	Jabil Circuit, Inc.	29,672
550		PerkinElmer, Inc.	12,958
1,500	@	Sanmina-SCI Corp.	6,390
5,430	@	Solectron Corp.	19,874
700	@	Thermo Electron Corp.	21,091
350	@	Waters Corp.	13,230

			188,724

		Engineering & Construction: 0.0%
300		Fluor Corp.	23,178

			23,178

		Entertainment: 0.0%
1,050		International Game Technology	32,319

			32,319

		Environmental Control: 0.0%
1,600		Waste Management, Inc.	48,560

			48,560

		Food: 0.2%
550		Campbell Soup Co.	16,374
1,550		ConAgra Foods, Inc.	31,434
1,500		General Mills, Inc.	73,980
700		Hershey Foods Corp.	38,675
1,350		HJ Heinz Co.	45,522
750		Kellogg Co.	32,415
2,000	@	Kroger Co.	37,760
550		McCormick & Co., Inc.	17,006
1,350		Safeway, Inc.	31,941
2,269		Sara Lee Corp.	42,884
650		Supervalu, Inc.	21,112
800		Tyson Foods, Inc.	13,680
650		WM Wrigley Jr. Co.	43,219

			446,002

		Forest Products & Paper: 0.1%
600		Louisiana-Pacific Corp.	16,482
700		MeadWestvaco Corp.	19,621
550		Plum Creek Timber Co., Inc.	19,828
400		Temple-Inland, Inc.	17,940
800		Weyerhaeuser Co.	53,072

			126,943

		Gas: 0.0%
850		Sempra Energy	38,114

			38,114

		Hand/Machine Tools: 0.0%
220		Black & Decker Corp.	19,131
200		Snap-On, Inc.	7,512
250		Stanley Works	12,010

			38,653

		Healthcare — Products: 0.5%
250		Bausch & Lomb, Inc.	16,975
1,950		Baxter International, Inc.	73,418
790		Becton Dickinson & Co.	47,463
1,850	@	Boston Scientific Corp.	45,307
350		CR Bard, Inc.	23,072
990		Guidant Corp.	64,103
8,950		Johnson & Johnson	537,895

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES V
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
3,700		Medtronic, Inc.	$213,009
1,200	@	St. Jude Medical, Inc.	60,240
900		Stryker Corp.	39,987

			1,121,469

		Healthcare — Services: 0.4%
1,410		Aetna, Inc.	132,977
615	@	Coventry Health Care, Inc.	35,030
800	@	Humana, Inc.	43,464
50	@	Laboratory Corp. of America Holdings	2,693
300		Quest Diagnostics	15,444
5,060		UnitedHealth Group, Inc.	314,428
3,210	@	WellPoint, Inc.	256,126

			800,162

		Home Builders: 0.0%
400		Lennar Corp.	24,408

			24,408

		Home Furnishings: 0.0%
100		Whirlpool Corp.	8,376

			8,376

		Household Products/Wares: 0.1%
450		Clorox Co.	25,601
450		Fortune Brands, Inc.	35,109
1,500		Kimberly-Clark Corp.	89,475

			150,185

		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	20,213

			20,213

		Insurance: 0.8%
890	@@	ACE Ltd	47,562
1,600		Aflac, Inc.	74,272
2,020		Allstate Corp.	109,221
200		AMBAC Financial Group, Inc.	15,412
7,800		American International Group, Inc.	532,194
900		AON Corp.	32,355
860		Chubb Corp.	83,979
400		Cigna Corp.	44,680
443		Cincinnati Financial Corp.	19,793
1,100		Genworth Financial, Inc.	38,038
950		Hartford Financial Services Group, Inc.	81,596
150		Jefferson-Pilot Corp.	8,540
700		Lincoln National Corp.	37,121
380		Loews Corp.	36,043
1,189		Marsh & McLennan Cos., Inc.	37,763
400		MBIA, Inc.	24,064
3,200		Metlife, Inc.	156,800
430		MGIC Investment Corp.	28,303
1,150		Principal Financial Group	54,545
590		Progressive Corp.	68,900
2,390		Prudential Financial, Inc.	174,924
350		Safeco Corp.	19,775
2,050		St. Paul Cos	91,574
450		Torchmark Corp.	25,020
900		UnumProvident Corp.	20,475
100	@@	XL Capital Ltd	6,738

			1,869,687

		Internet: 0.1%
1,200	@	Amazon.com, Inc.	56,580
3,400	@	eBay, Inc.	147,050
500	@	Monster Worldwide, Inc.	20,410
3,146	@	Symantec Corp.	55,055
800	@	Yahoo!, Inc.	31,344

			310,439

		Iron/Steel: 0.0%
800		Nucor Corp.	53,376
320		United States Steel Corp.	15,382

			68,758

		Leisure Time: 0.1%
300		Brunswick Corp.	12,198
1,250		Carnival Corp.	66,838
850		Harley-Davidson, Inc.	43,767
450		Sabre Holdings Corp.	10,850

			133,653

		Lodging: 0.1%
1,000		Hilton Hotels Corp.	24,110
630		Marriott International, Inc.	42,191
650		Starwood Hotels & Resorts Worldwide, Inc.	41,509

			107,810

		Machinery — Diversified: 0.0%
500		Rockwell Automation, Inc.	29,580

			29,580

		Media: 0.4%
1,700		Clear Channel Communications, Inc.	53,465
6,700	@	Comcast Corp.	173,932
150		Gannett Co., Inc.	9,086
2,070		McGraw-Hill Cos, Inc.	106,874
200		Meredith Corp.	10,468
400		New York Times Co.	10,580
8,050		News Corp., Inc.	125,178
14,450		Time Warner, Inc.	252,008
200		Tribune Co.	6,052
700	@	Univision Communications, Inc.	20,573
4,900		Viacom, Inc.	159,740
1,200		Walt Disney Co.	28,764

			956,720

		Mining: 0.1%
980		Freeport-McMoRan Copper & Gold, Inc.	52,724
300		Newmont Mining Corp.	16,020
350		Phelps Dodge Corp.	50,355

			119,099

		Miscellaneous Manufacturing: 0.8%
3,100		3M Co.	240,250
250	@	Cooper Industries Ltd.	18,250
850		Danaher Corp.	47,413
600		Dover Corp.	24,294
400		Eaton Corp.	26,836
31,300		General Electric Co.	1,097,055
2,600		Honeywell International, Inc.	96,850
650		Illinois Tool Works, Inc.	57,194
1,000	@@	Ingersoll-Rand Co.	40,370
250		ITT Industries, Inc.	25,705
600		Leggett & Platt, Inc.	13,776
350		Parker Hannifin Corp.	23,086
400		Textron, Inc.	30,792

			1,741,871

		Office/Business Equipment: 0.0%
800		Pitney Bowes, Inc.	33,800
2,750	@	Xerox Corp.	40,288

			74,088

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES V
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Oil & Gas: 1.5%
200		Amerada Hess Corp.	$25,364
650		Anadarko Petroleum Corp.	61,588
850		Apache Corp.	58,242
1,650		Burlington Resources, Inc.	142,230
6,081		ChevronTexaco Corp.	345,218
5,000		ConocoPhillips	290,900
2,000		Devon Energy Corp.	125,080
800		EOG Resources, Inc.	58,696
29,050		Exxon Mobil Corp.	1,631,729
350		Kerr-McGee Corp.	31,801
1,000		Marathon Oil Corp.	60,970
300		Murphy Oil Corp.	16,197
400	@,@@	Nabors Industries Ltd.	30,300
100	@	Noble Corp.	7,054
1,050		Occidental Petroleum Corp.	83,874
250		Rowan Cos., Inc.	8,910
700		Sunoco, Inc.	54,866
800	@	Transocean, Inc.	55,752
2,800		Valero Energy Corp.	144,480

			3,233,251

		Oil & Gas Services: 0.1%
200		Baker Hughes, Inc.	12,156
1,400		Halliburton Co.	86,744
1,500		Schlumberger Ltd.	145,725

			244,625

		Packaging & Containers: 0.0%
350		Ball Corp.	13,902
250	@	Sealed Air Corp.	14,043

			27,945

		Pharmaceuticals: 0.8%
4,800		Abbott Laboratories	189,264
500		Allergan, Inc.	53,980
1,000		AmerisourceBergen Corp.	41,400
1,200		Bristol-Myers Squibb Co.	27,576
1,300		Cardinal Health, Inc.	89,375
1,370	@	Caremark Rx, Inc.	70,952
700	@	Express Scripts, Inc.	58,660
900	@	Forest Laboratories, Inc.	36,612
1,300	@	Gilead Sciences, Inc.	68,419
860	@	Hospira, Inc.	36,791
1,350	@	King Pharmaceuticals, Inc.	22,842
808	@	Medco Health Solutions, Inc.	45,086
8,750		Merck & Co., Inc.	278,338
700		Mylan Laboratories	13,972
22,100		Pfizer, Inc.	515,362
4,450		Schering-Plough Corp.	92,783
350	@	Watson Pharmaceuticals, Inc.	11,379
4,150		Wyeth	191,191

			1,843,982

		Pipelines: 0.0%
400		El Paso Corp.	4,864
200		Kinder Morgan, Inc.	18,390
1,250		Williams Cos., Inc.	28,963

			52,217

		Real Estate Investment Trust: 0.1%
400		Apartment Investment & Management Co.	15,148
700		Archstone-Smith Trust	29,323
1,200		Equity Office Properties Trust	36,396
150		Prologis	7,008
300		Public Storage, Inc.	20,316
500		Simon Property Group LP	38,315
100		Vornado Realty Trust	8,347

			154,853

		Retail: 0.9%
550	@	Autonation, Inc.	11,952
200	@	Autozone, Inc.	18,350
850	@	Bed Bath & Beyond, Inc.	30,728
1,610		Best Buy Co., Inc.	70,003
800		Circuit City Stores, Inc.	18,072
1,400		Costco Wholesale Corp.	69,258
750		Darden Restaurants, Inc.	29,160
850		Dollar General Corp.	16,210
250		Family Dollar Stores, Inc.	6,198
1,049		Federated Department Stores	69,580
1,750		Gap, Inc.	30,870
6,620		Home Depot, Inc.	267,978
1,000		JC Penney Co., Inc.	55,600
200	@	Kohl’s Corp.	9,720
200		Limited Brands	4,470
2,400		Lowe’s Cos., Inc.	159,984
4,950		McDonald’s Corp.	166,914
1,200		Nordstrom, Inc.	44,880
900	@	Office Depot, Inc.	28,260
330	@	Sears Holding Corp.	38,125
2,950		Staples, Inc.	66,995
2,500	@	Starbucks Corp.	75,025
2,700		Target Corp.	148,419
200		Tiffany & Co.	7,658
1,400		TJX Cos., Inc.	32,522
7,350		Wal-Mart Stores, Inc.	343,980
2,990		Walgreen Co.	132,337
350		Wendy’s International, Inc.	19,341
1,200		Yum! Brands, Inc.	56,256

			2,028,845

		Savings & Loans: 0.1%
800		Golden West Financial Corp.	52,800
3,002		Washington Mutual, Inc.	130,587

			183,387

		Semiconductors: 0.7%
1,150	@	Altera Corp.	21,310
1,150		Analog Devices, Inc.	41,251
4,900		Applied Materials, Inc.	87,906
850	@	Broadcom Corp.	40,078
1,213	@	Freescale Semiconductor, Inc.	30,531
30,540		Intel Corp.	762,268
550		Kla-Tencor Corp.	27,132
850		Linear Technology Corp.	30,660
1,100	@	LSI Logic Corp.	8,800
900		Maxim Integrated Products	32,616
1,800	@	Micron Technology, Inc.	23,958
1,650		National Semiconductor Corp.	42,867
50	@	Novellus Systems, Inc.	1,206
500	@	Nvidia Corp.	18,280
350	@	QLogic Corp.	11,379
8,250		Texas Instruments, Inc.	264,578

			1,444,820

		Software: 0.7%
1,520		Adobe Systems, Inc.	56,179
970		Autodesk, Inc.	41,662
2,350		Automatic Data Processing, Inc.	107,842
900	@	BMC Software, Inc.	18,441
700	@	Citrix Systems, Inc.	20,146
1,450		Computer Associates International, Inc.	40,876
1,550	@	Compuware Corp.	13,904
850	@	Electronic Arts, Inc.	44,464
2,272		First Data Corp.	97,719
700	@	Fiserv, Inc.	30,289
650		IMS Health, Inc.	16,198
900	@	Intuit, Inc.	47,970
350	@	Mercury Interactive Corp.	9,727
27,600		Microsoft Corp.	721,740
1,000	@	Novell, Inc.	8,830

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET FUND — SERIES V
AS OF DECEMBER 31, 2005 (CONTINUED)

Shares			Value

		Software (continued)
11,450	@	Oracle Corp.	$139,805
1,490	@	Parametric Technology Corp.	9,089
1,700		Siebel Systems, Inc.	17,986

			1,442,867

		Telecommunications: 0.9%
1,150		Alltel Corp.	72,565
15,702		AT&T, Inc.	384,542
1,200	@	Avaya, Inc.	12,804
5,650		BellSouth Corp.	153,115
600		CenturyTel, Inc.	19,896
19,600	@	Cisco Systems, Inc.	335,552
650	@	Comverse Technology, Inc.	17,284
4,500	@	Corning, Inc.	88,470
12,420		Motorola, Inc.	280,568
5,000		Qualcomm, Inc.	215,400
650		Scientific-Atlanta, Inc.	27,996
8,966		Sprint Corp. — FON Group	209,446
1,400	@	Tellabs, Inc.	15,260
8,500		Verizon Communications, Inc.	256,020

			2,088,918

		Textiles: 0.0%
600		Cintas Corp.	24,708

			24,708

		Toys/Games/Hobbies: 0.0%
650		Hasbro, Inc.	13,117
200		Mattel, Inc.	3,164

			16,281

		Transportation: 0.3%
1,100		Burlington Northern Santa Fe Corp.	77,902
900		CSX Corp.	45,693
950		FedEx Corp.	98,221
1,600		Norfolk Southern Corp.	71,728
200		Union Pacific Corp.	16,102
3,350		United Parcel Service, Inc.	251,753

			561,399

		Total Common Stock (Cost $32,088,773)	34,764,954

U.S. GOVERNMENT AGENCY OBLIGATIONS: 81.6%
		Federal Home Loan Mortgage Corporation: 33.9%
$5,375,000		STRIP, 7.800%, due 07/15/08	$4,783,825
80,000,000		STRIP, 4.720%, due 10/15/08	70,340,400

			75,124,225

		Federal National Mortgage Association: 25.8%
64,000,000		STRIP, 4.820%, due 05/15/08	57,354,816

			57,354,816

		Other U.S. Agency Obligations: 21.9%
14,205,000		FICO STRIP, 4.800%, due 06/27/08	12,668,233
5,763,000		FICO STRIP, 4.850%, due 10/06/08	5,072,581
30,000,000		Resolution Funding Corp. Interest STRIP, 4.520%, due 07/15/08	26,873,670
4,604,000		Tennessee Valley Authority, 4.860%, due 07/15/08	4,091,533

			48,706,017

		Total U.S. Government Agency Obligations (Cost $191,951,612)	181,185,058

U.S. TREASURY OBLIGATIONS: 1.9%
		U.S. Treasury STRIP: 1.9%
4,740,000		4.430%, due 05/15/08	4,277,528

		Total U.S. Treasury Obligations (Cost $4,319,524)	4,277,528

		Total Long-Term Investments (Cost $228,359,909)	220,227,540

SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreement: 0.9%
2,027,000		Goldman Sachs Repurchase Agreement dated, 12/30/05, 4.250%, due 01/03/06 $2,027,957 to be received upon repurchase (Collateralized by $2,103,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $2,068,054, due 09/15/08)	2,027,000

		Total Short-Term Investments (Cost $2,027,000)	2,027,000

Total Investments In Securities (Cost $230,386,909)*	100.1%	$222,254,540
Other Assets and Liabilities-Net	(0.1)	(270,913)

Net Assets	100.0%	$221,983,627

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities Net unrealized appreciation consists of:
*	Cost for federal income tax purposes is $230,905,538. Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$3,289,005
	Gross Unrealized Depreciation	(11,940,003)

	Net Unrealized Depreciation	$(8,650,998)

See Accompanying Notes to Financial Statements

TAX INFORMATION (UNAUDITED)

Dividends paid during the year ended December 31, 2005 were as follows:

Fund Name	Type	Per Share Amount

ING GET Fund — Series L	NII	$0.3808
ING GET Fund — Series M	NII	$0.4573
ING GET Fund — Series N	NII	$0.3855
ING GET Fund — Series P	NII	$0.3810
ING GET Fund — Series Q	NII	$0.4091
ING GET Fund — Series R	NII	$0.3545
	STCG	$0.0224
	LTCG	$0.2410
ING GET Fund — Series S	NII	$0.2652
	STCG	$0.0215
	LTCG	$0.2800
ING GET Fund — Series T	NII	$0.2781
	STCG	$0.0464
	LTCG	$0.3021
ING GET Fund — Series U	NII	$0.2313
	STCG	$0.1949
	LTCG	$0.3597
ING GET Fund — Series V	NII	$0.1966

NII — Net investment income

STCG — Short-term capital gain
LTCG — Long-term capital gain

Of the ordinary distributions made during the year ended December 31, 2005, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

ING GET Fund — Series L	2.70%
ING GET Fund — Series M	3.80%
ING GET Fund — Series N	8.40%
ING GET Fund — Series P	7.14%
ING GET Fund — Series Q	10.44%
ING GET Fund — Series R	15.62%
ING GET Fund — Series S	20.50%
ING GET Fund — Series T	18.31%
ING GET Fund — Series U	18.60%
ING GET Fund — Series V	20.91%

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The business and affairs of the Series are managed under the direction of the Funds’ Board of Trustees. A trustee who is not an interested person of the Series, as defined in the 1940 Act, is an independent trustee (“Non-Interested Trustee”). The Trustees of the Series are listed below. The Statement of Additional Information includes additional information about Trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

Principal
	Position(s)	Term of Office	Occupation(s)
	held with	and Length of	during the Past
Name, Address and Age	the Trust	Time Served(1)	Five Years

Non-Interested Directors:

Albert E. DePrince, Jr. 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Trustee	June 1998 — Present	Professor of Economics and Finance, Middle Tennessee State University (August 1991 — Present) and Director, Business and Economic Research Center (August 1999 — August 2002).

Maria Teresa Fighetti 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	April 1994 — Present	Retired. Formerly, Attorney, New York City Department of Mental Health (June 1973 — October 2002) and Associate Commissioner (1995 — 2002).

Sidney Koch 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 70	Trustee	April 1994 — Present	Self-Employed Consultant (January 1993 — Present).

Dr. Corine T. Norgaard 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 68	Trustee	June 1991 — Present	President, Thompson Enterprises (October 2004 — Present). Formerly, Dean, Barney School of Business, University of Hartford (August 1996 — June 2004).

Edward T. O’Dell 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 70	Trustee	June 2002 — Present	Retired. Formerly, Partner of Goodwin Proctor LLP (June 1966 — September 2000).

Joseph E. Obermeyer 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Trustee	January 2003 — Present	President, Obermeyer & Associates, Inc. (November 1999 — Present).

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Number of
	Portfolios
	in Fund
	Complex
	Overseen	Other Directorships
Name, Address and Age	by Trustee	held by Trustee

Non-Interested Directors:
Albert E. DePrince, Jr. 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	40	President-Elect, Academy of Economics and Finance (February 2005 — Present).
Maria Teresa Fighetti 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	40	None
Sidney Koch 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 70	40	Northwest Center for the Arts, Torrington, CT.
Dr. Corine T. Norgaard 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 68	40	Mass Mutual Corporate and Participation Investors (April 1997 — Present); Advest Trust Company (1998 — Present); and Connecticut Health Foundation (2002 — Present).
Edward T. O’Dell 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 70	40	None
Joseph E. Obermeyer 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	40	None

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Principal
	Position(s)	Term of Office	Occupation(s)
	held with	and Length of	during the Past
Name, Address and Age	the Trust	Time Served(1)	Five Years

Directors who are “Interested Persons”

J. Scott Fox(2) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Trustee	December 1997 — Present	Vice Chairman and Chief Operating Officer, ING Investment Management, LLC (September 2002 — Present); President and Chief Executive Officer (April 2001 — Present). Formerly, Managing Director and Chief Operating Officer, ING Investment Management Co. (April 1994 — April 2001).

Thomas J. McInerney(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Trustee	April 2002 — Present	Chief Executive Officer, ING U.S. Financial Services (January 2005 — Present); General Manager and Chief Executive Officer, U.S. Financial Services (December 2003 — December 2004); Chief Executive Officer, ING U.S. Financial Services (September 2001 — December 2003); and General Manager and Chief Executive Officer, U.S. Worksite Financial Services (December 2000 — September 2001).

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Number of
	Portfolios
	in Fund
	Complex
	Overseen	Other Directorships
Name, Address and Age	by Trustee	held by Trustee

Directors who are “Interested Persons”
J. Scott Fox(2) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	40	The Greater Hartford Arts Council (July 2002 — Present).
Thomas J. McInerney(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	212	Equitable Life Insurance Co., Golden American Life Insurance Co., Life Insurance Company of Georgia, Midwestern United Life Insurance Co., RealiaStar Life Insurance Co., Security Life of Denver, Security Connecticut Life Insurance Co., Southland Life Insurance Co., USG Annuity and Life Company, and United Life and Annuity Insurance Co., Inc.; Ameribest Life Insurance Co.; First Columbine Life Insurance Co.; and Metro Atlanta Chamber of Commerce (January 2003 — Present).

(1)	Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy.

(2)	Mr. Fox is an “interested person,” as defined under the 1940 Act, because of his relationship with ING Investment Management Co., an affiliate of ING Investments.

(3)	Mr. McInerney is an “interested person,” as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Term of Office
	Position(s) Held	and Length of	Principal Occupation(s)
Name, Address and Age	with the Trust	Time Served(1)	during the Past Five Years

James M. Hennessy 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	President, Chief Executive Officer and Chief Operating Officer	March 2002 — Present	President, Chief Executive Officer and Chief Operating Officer, ING Investments, LLC (December 2000 — Present). Formerly, Senior Executive Vice President and Chief Operating Officer, ING Investments, LLC (April 1995 — December 2000).

Michael J. Roland 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Executive Vice President	April 2002 — Present	Executive Vice President (December 2001 — Present) and Formerly Chief Compliance Officer, ING Investments LLC (October 2004 — December 2005), ING Investments, LLC. Formerly, Chief Financial Officer and Treasurer, ING Investments, LLC (December 2001 — March 2005) and Senior Vice President, ING Investments, LLC (June 1998 — December 2001).

Stanley D. Vyner 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 55	Executive Vice President	March 2002 — Present	Executive Vice President (July 2000 — Present) and Chief Investment Risk Officer ING Investments, LLC (January 2003 — Present); Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC (August 2000 — January 2003).

Joseph M. O’Donnell 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Chief Compliance Officer	November 2004 — Present	Chief Compliance Officer of the ING Funds (November 2004 — Present) and ING Investment LLC and Directed Services, Inc. (January 2006 — Present). Formerly, Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 — October 2004); and Chief Operating Officer and General Counsel of Matthews International Capital Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 — May 2001).

Todd Modic 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 38	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 — Present	Senior Vice President and Assistant Secretary, ING Funds Services, LLC (April 2005 — Present). Formerly, Vice President, ING Funds Services, LLC (September 2002 — March 2005); Director of Financial Reporting, ING Investments, LLC (March 2001 — September 2002) and Director of Financial Reporting, Axient Communications, Inc. (May 2000 — January 2001).

Robert S. Naka 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Senior Vice President and Assistant Secretary	March 2002 — Present	Senior Vice President (August 1999 — Present) and Assistant Secretary (October 2001 — Present) ING Funds Services, LLC.

Kimberly A. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 41	Senior Vice President	December 2003 — Present	Senior Vice President, ING Investments, LLC (October 2003 — Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC (January 2001 — October 2003) and Assistant Vice President, ING Funds Services, LLC (November 1999 — January 2001).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Term of Office
	Position(s) Held	and Length of	Principal Occupation(s)
Name, Address and Age	with the Trust	Time Served(1)	during the Past Five Years

Robyn L. Ichilov 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 38	Vice President and Treasurer	March 2002 — Present	Vice President and Treasurer, ING Funds Services, LLC (October 2001 — Present) and ING Investments, LLC (August 1997 — Present).

Lauren D. Bensinger 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Vice President	March 2003 — Present	Vice President and Chief Compliance Officer, ING Funds Distributor, LLC (July 1995 — Present) and Vice President ING Investments, LLC (February 2003 — Present). Formerly, Chief Compliance Officer, ING Investments, LLC (October 2001 — October 2004).

Maria M. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Vice President	September 2004 — Present	Vice President, ING Funds Services, LLC (September 2004 — Present). Formerly, Assistant Vice President, ING Funds Services, LLC (October 2001 — September 2004) and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC (September 1999 — October 2001).

Mary A. Gaston 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Vice President	March 2005 — Present	Vice President, ING Funds Services, LLC (April 2005 — Present). Formerly, Assistant Vice President, Financial Reporting, ING Investments, LLC (April 2004 — April 2005); Manager, Financial Reporting, ING Investments, LLC (August 2002 — April 2004); and Controller, Z Seven Fund, Inc. and Ziskin Asset Management, Inc. (January 2000 — March 2002).

Susan P. Kinens 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 28	Assistant Vice President	March 2003 — Present	Assistant Vice President, ING Funds Services, LLC (December 2002 — Present); and has held various other positions with ING Funds Services, LLC for more than the last five years.

Kimberly K. Palmer 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Assistant Vice President	September 2004 — Present	Assistant Vice President, ING Funds Services, LLC (August 2004 — Present). Formerly, Manager, Registration Statements, ING Funds Services, LLC (May 2003 — August 2004); Associate Partner, AMVESCAP PL (October 2000 — May 2003) and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 — May 2003).

Theresa K. Kelety 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Secretary	September 2003 — Present	Counsel, ING Americas, U.S. Legal Services (April 2003 — Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 — April 2003).

Huey P. Falgout, Jr. 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 41	Assistant Secretary	September 2003 — Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 — Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 — September 2003); and Associate General Counsel of AIG American General (January 1999 — November 2002).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Term of Office
	Position(s) Held	and Length of	Principal Occupation(s)
Name, Address and Age	with the Trust	Time Served(1)	during the Past Five Years

Robin R. Nesbitt 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 32	Assistant Secretary	September 2004 — Present	Supervisor, Board Operations, ING Funds Services, LLC (August 2003 — Present). Formerly, Senior Legal Analyst, ING Funds Services, LLC (August 2002 — August 2003); Associate, PricewaterhouseCoopers (January 2001 — August 2001); and Paralegal, McManis, Faulkner & Morgan (May 2000 — December 2000).

(1)	The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement and sub-advisory agreement for a Fund will terminate automatically after the initial term of the agreement (which term may not exceed two years), unless continuation of the agreement is approved annually by the Board of Trustees (the “Board”) of the Fund, including a majority of the Trustees who have no direct or indirect interest in the agreement and who are not “interested persons” of the Fund (the “Independent Trustees”). Consistent with this requirement of the 1940 Act, the Board has established a process for considering on an annual basis approval of the continuation of the Investment Management Agreement for each Fund (the “Advisory Agreement”) with ING Investments, LLC (the “Adviser”) and the sub-advisory agreement for each Fund (collectively, the “Sub-Advisory Agreements”) with each sub-adviser of the Funds (the “Sub-Advisers”). Set forth below is a description of the process followed by the Board in considering approval of the continuation of each Advisory and Sub-Advisory Agreement (collectively, the “Agreements”), together with an explanation of many of the factors considered and related conclusions reached by the Board in voting to approve the continuation of each Agreement for an additional one-year period commencing January 1, 2006.

Overview of the Review Process

At a meeting of the Board held on December 14, 2005, the Board, including all of the Independent Trustees, voted to approve continuation of each of the existing Advisory and Sub-Advisory Agreements for the Funds. Prior to voting such approvals, the Board received the affirmative recommendation of the Contracts Committee of the Board, which is a Committee of the Board comprised of all of the Independent Trustees and exclusively of the Independent Trustees. The Contracts Committee recommended approval of the Advisory and Sub-Advisory Agreements after completing an extensive review of information requested by the Committee from the Adviser and each Sub-Adviser, including the following: (1) comparative performance data for each Fund for various time periods; (2) comparative data regarding management fees, including data regarding the fees charged by the Adviser and Sub-Advisers for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the Funds; (3) comparative data regarding the total expenses of each Fund; (4) copies of each form of Advisory Agreement and Sub-Advisory Agreement; (5) copies of the codes of ethics of the Adviser and each Sub-Adviser, together with information relating to the manner in which each code is administered; (6) financial statements of the Adviser and each Sub-Adviser; (7) profitability analyses for the Adviser and each Sub-Adviser with respect to each Fund, and all Funds as a group; (8) descriptions of the qualifications of the investment personnel responsible for managing each Fund, their compensation and their responsibilities with respect to managing other accounts or mutual funds; (9) descriptions of the services provided to the Funds, including the investment strategies and techniques used by each Sub-Adviser in managing the Funds; (10) data relating to portfolio turnover and brokerage practices, including practices with respect to the acquisition of research through “soft dollar” benefits received in connection with the Funds’ brokerage; (11) data comparing the performance of certain Funds against “static portfolios” of the Funds over various time periods; (12) descriptions of the business continuity and disaster recovery plans of the Adviser and each Sub-Adviser; (13) descriptions of various compliance programs of the Adviser and Sub-Advisers, including the Adviser’s programs for monitoring and enforcing compliance with the Funds’ policies with respect to market-timing, late trading and selective portfolio disclosure; and (14) other information relevant to an evaluation of the nature, extent and quality of the services provided by the Adviser and each Sub-Adviser in response to a series of detailed questions presented by independent legal counsel on behalf of the Independent Trustees.

The Contracts Committee began the formal review process in July 2005 when it met separately with independent legal counsel to review the information to be requested from management and the methodology to be used in determining the selected peer groups for comparing performance and expenses. The Contracts Committee then held meetings on November 1 and 2, 2005 and December 13, 2005, during which the Independent Trustees, meeting separately with independent legal counsel, reviewed and evaluated the information described above. As part of the review process, the Contracts Committee also met with representatives from the Adviser and the Sub-Advisers to discuss the information provided to the Committee. The Contracts Committee also considered information

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

that had been provided by the Adviser and Sub-Advisers throughout the year at other meetings of the Contracts Committee, the Audit Committee, the Compliance Committee and the Board.

The Independent Trustees were assisted by Goodwin Procter LLP, their independent legal counsel, throughout the contract review process. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each Advisory and Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all of the information provided and was not the result of any one factor. Moreover, each Independent Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each Advisory and Sub-Advisory Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory and Sub-Advisory Agreements for the Funds for the year commencing January 1, 2006, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and Sub-Advisers. The Board considered the investment management and related services provided by the Adviser and Sub-Advisers, including the quantity and quality of the resources available to provide such services. Among other things, the Board considered the qualifications of the individuals responsible for performing various investment related services. With respect to Funds sub-advised by an affiliate of the Adviser, the Board also received information regarding the compensation paid by the Sub-Adviser to attract and retain individuals to perform these services on both an absolute basis and relative to amounts paid by others in the investment management industry.

The Board also considered the quality of the compliance programs of the Adviser and each Sub-Adviser, including the manner in which the Adviser and each Sub-Adviser monitor for compliance with the investment policies and restrictions of a Fund, the Codes of Ethics of the Adviser and Sub-Advisers with respect to personal trading by employees with access to portfolio information, and other compliance related matters. The Board also considered the actions taken by the Adviser and Sub-Advisers to establish and maintain effective disaster recovery and business continuity plans.

The Board considered the actions taken by the Adviser and its affiliated companies to administer the Funds’ policies and procedures for voting proxies, valuing the Funds’ assets, selective disclosure of portfolio holdings and preventing late-trading and frequent trading of Fund shares. With respect to these and related compliance matters, the Board also considered the responsiveness of the Adviser and its affiliated companies over the course of the past several years to the inquiries of various regulatory authorities, including the Securities and Exchange Commission and the National Association of Securities Dealers, Inc.

The Board also took into account the efforts of the Adviser and its affiliated companies to reduce the expenses of the Funds, including fees and expenses for transfer agency, custody and audit services. With respect to those Funds that are sub-advised by an affiliate of the Adviser, the Board specifically noted that the Adviser and its affiliated companies have significantly reduced the Funds’ brokerage costs and portfolio turnover rates, as well as the quantity of research acquired through the use of soft dollars from the Funds’ brokerage. The Board also noted the efforts of the Adviser to optimize the number of Funds in the ING complex of mutual funds and to standardize the asset management characteristics and policies across the ING mutual fund platform. Consideration was also given to the benefits that shareholders of the Funds realize because the Funds are part of a larger ING family of mutual funds, including, in most cases, the ability of shareholders to exchange or transfer investments within the same class of shares among a wide variety of mutual funds without incurring additional sales charges.

The Board concluded that the nature, extent and quality of advisory and related services provided by the Adviser and each of the Sub-Advisers, taken as a whole, are consistent with the terms of the respective Advisory and Sub-Advisory Agreements and justify the fees paid by the Funds for such services.

Fund Performance

The Board reviewed each Fund’s investment performance over various time periods on an absolute basis and relative to the performance of (i) one or more appropriate benchmark indexes (such as the S&P 500 Composite Stock Price Index), (ii) a group of similarly managed mutual funds identified by Lipper,

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Inc. and/or Morningstar, Inc., and (iii) similarly managed mutual funds within a specified peer group determined based upon a methodology approved by the Contracts Committee (each, a “Selected Peer Group”). The Board reviewed comparative performance data for the one-, three-, five-, and ten-year periods, where applicable, ending June 30, 2005 and September 30, 2005. Summaries of selected portions of the performance information reviewed by the Board, together with the Board’s conclusions regarding the performance of each Fund, is set forth below under “Fund-by-Fund Analysis.”

Management Fees, Sub-Advisory Fees and Expenses

Consideration was given to the contractual investment advisory fee rates, inclusive of administrative fee rates, payable by the Funds to the Adviser and its affiliated companies (referred to collectively as “management fees”) and the contractual sub-advisory fee rates payable by the Adviser to each Sub-Adviser for sub-advisory services. As part of its review, the Board considered each Fund’s management fee and total expense ratio, as compared to its Selected Peer Group, both before and after giving effect to any undertaking by the Adviser to waive fees and/or limit the total expenses of a Fund. In addition, the Trustees received information regarding the fees charged by each Sub-Adviser to similarly-managed institutional accounts and other mutual funds, if any, and the comparability (or lack thereof) of the services provided by the Sub-Adviser in managing such accounts and other mutual funds to the services provided in managing the Funds. With respect to the Funds sub-advised by an affiliate of the Adviser, the Board evaluated the reasonableness of the fees payable under the Advisory and Sub-Advisory Agreements as a whole. With respect to the Funds sub-advised by Sub-Advisers that are not affiliated with the Adviser, the Board considered the reasonableness of the fees payable to the Sub-Advisers by the Adviser in light of the ability of the Adviser to negotiate such fees on an arms-length basis. Summaries of selected portions of the fee and expense information reviewed are set forth below under “Fund-by-Fund Analysis.” After reviewing the foregoing information, and in light of the nature extent and quality of the services provided by the Adviser and each Sub-Adviser, the Board concluded with respect to each Fund that the management fee charged to the Fund for advisory, sub-advisory and related services is fair and reasonable and that the total expense ratio of the Fund is reasonable.

Profitability

The Board considered information relating to revenues, expenses, and profits realized by the Adviser and each Sub-Adviser attributable to performing advisory, sub-advisory and administrative services for the Funds. With respect to Funds sub-advised by an unaffiliated Sub-Adviser, the Board did not consider the profitability of the Sub-Adviser to be a material factor because the Board believes that the Adviser negotiates sub-advisory fees with the unaffiliated Sub-Adviser on an arms-length basis. The Board reviewed profitability data for the Adviser and its affiliated companies, including the distributor of the Funds, relating to (i) each Fund separately, (ii) all Funds as a group, (iii) all “retail” Funds as a group, and (iv) all variable insurance product Funds as a group, in each case for the one-year periods ended December 31, 2004 and December 31, 2003, the nine-month period ended September 30, 2005 and the six-month period ended June 30, 2005. With respect to the Adviser and its affiliated companies, such information was prepared in accordance with a methodology approved by the Contracts Committee. The Board considered the profitability of the Adviser and its affiliated companies attributable to managing and operating each Fund both with and without the profitability of the distributor of the Funds and both before and after giving effect to any expenses incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties, including affiliated insurance companies, for distribution and administrative services. With respect to Funds sub-advised by an affiliate of the Adviser, the Board considered the profitability of the Adviser and the Sub-Adviser attributable to managing and operating each Fund as a whole. The Board also considered other direct or indirect benefits that the Adviser and Sub-Advisers, and any affiliated companies thereof, derive from their relationships with the Funds, including the receipt by ING U.S. Financial Services, an affiliate of the Adviser, of fees relating to the offering of bundled financial products, such as annuity contracts, and the receipt by Sub-Advisers of “soft dollar” benefits from the Funds’ brokerage. The Board concluded that, in light of the nature, extent and quality of the services provided, the profits realized by the Adviser and its affiliated companies, taken as a whole, with respect to

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

providing advisory, sub-advisory and administrative services for each Fund are reasonable.

Economies of Scale

In considering the reasonableness of the management fee of each Fund, the Board considered the extent to which economies of scale can be expected to be realized by a Fund’s Adviser and its affiliated companies, on the one hand, and by the Fund, on the other hand, as the assets of the Fund increase. The Board noted that the advisory fee for certain Funds includes breakpoints such that, as the assets of the Fund increase, the Fund’s management fee will decrease, as a percentage of the Fund’s total assets. The Board recognized the inherent difficulties in measuring precisely the impact of any economies of scale being realized by the Adviser and its affiliated companies with respect to their management of any one or more Funds. In an effort to determine the extent to which economies of scale, if any, will be realized by the Adviser and its affiliated companies as the assets of the Funds grow, the Board considered the profitability data described above relating to the Adviser and its affiliated companies in light of changes in the assets of the Funds over various time periods. The Board noted that the total assets under management of many Funds have decreased during the past several years and concluded that the economies of scale realized by the Adviser and its affiliated companies from managing the Funds have not increased with respect to such Funds. The Board also reviewed information regarding the expense ratio of each Fund in light of changes in the assets of the Funds over various time periods, noting that, as the assets of a Fund increase, the fixed expenses of the Fund, as a percentage of the total assets of the Fund, can be expected to decrease. The Board considered such expense information in light of projections provided by the Adviser with respect to the future growth of assets of the Funds. Based upon the foregoing, the Board concluded that the economies of scale being realized by the Adviser and its affiliated companies do not mandate the implementation of breakpoints or additional breakpoints, as the case may be, with respect to any Fund at this time.

Fund-by-Fund Analysis

In deciding to approve the continuation of each Advisory and Sub-Advisory Agreement for an additional one-year period beginning January 1, 2006, the Board took into account the specific data and factors identified below relating to the performance, fees and expenses of each Fund and actions being taken by the Adviser or Sub-Adviser, as the case may be, with respect to these matters. Except as otherwise indicated, the performance data described below for each Fund is for periods ended September 30, 2005 and the management fees and expense data described below are as of June 30, 2005.

ING GET Fund — Series L

In evaluating the investment performance of ING GET Fund — Series L, the Board noted that: (1) the Fund’s fixed-income component outperformed its fixed income benchmark for the all periods presented; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. The Board further noted that, although the Fund has generally underperformed its equity benchmark, the Fund is successfully pursuing its investment objective of meeting the guarantee of principal for its shareholders during the Guarantee Period.

In assessing the reasonableness of the management fee and expense ratio for ING GET Fund — Series L, the Board noted that the management fee for the Fund is above the median and the average management fees of the funds in its Selected Peer Group, and that the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. The Board also considered the fact that, at the request of the Board, the Adviser has agreed to waive fees or otherwise pay expenses of the Fund to limit the total expenses of the Fund to 55 basis points.

ING GET Fund — Series M

In evaluating the investment performance of ING GET Fund — Series M, the Board noted that: (1) the Fund’s fixed-income component outperformed its fixed-income benchmark for the all periods presented; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. The Board further noted that, although the Fund has generally underperformed its equity benchmark, the Fund is successfully pursuing its investment objective of meeting the guarantee of principal for its shareholders during the Guarantee Period.

In assessing the reasonableness of the management fee and expense ratio for ING GET Fund — Series M, the Board noted that the management fee for the

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Fund is above the median and the average management fees of the funds in its Selected Peer Group, and that the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. The Board also considered the fact that, at the request of the Board, the Adviser has agreed to waive fees or otherwise pay expenses of the Fund to limit the total expenses of the Fund to 55 basis points.

ING GET Fund — Series N

In evaluating the investment performance of ING GET Fund — Series N, the Board noted that: (1) the Fund’s fixed-income component outperformed its fixed-income benchmark for the most recent calendar quarter and three-year periods, but underperformed for the year-to-date and one-year periods; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. The Board further noted that, although the Fund has generally underperformed its equity benchmark, the Fund is successfully pursuing its investment objective of meeting the guarantee of principal for its shareholders during the Guarantee Period.

In assessing the reasonableness of the management fee and expense ratio for ING GET Fund — Series N, the Board noted that the management fee for the Fund is above the median and the average management fees of the funds in its Selected Peer Group, and that the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. The Board also considered the fact that, at the request of the Board, the Adviser has agreed to waive fees or otherwise pay expenses of the Fund to limit the total expenses of the Fund to 55 basis points.

ING GET Fund — Series P

In evaluating the investment performance of ING GET Fund — Series P, the Board noted that: (1) the Fund’s fixed-income component outperformed its fixed-income benchmark for the most recent calendar quarter and three-year periods, but underperformed for the year-to-date and one-year periods; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. The Board further noted that, although the Fund has generally underperformed its equity benchmark, the Fund is successfully pursuing its investment objective of meeting the guarantee of principal for its shareholders during the Guarantee Period.

In assessing the reasonableness of the management fee and expense ratio for ING GET Fund — Series P, the Board noted that the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group, and that the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. The Board also considered the fact that, at the request of the Board, the Adviser has agreed to waive fees or otherwise pay expenses of the Fund to limit the total expenses of the Fund to 80 basis points.

ING GET Fund — Series Q

In evaluating the investment performance of ING GET Fund — Series Q, the Board noted that: (1) the Fund’s fixed-income component underperformed its fixed-income benchmark for all periods presented except outperformed for the three-year period; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. The Board further noted that, although the Fund has generally underperformed its benchmarks, the Fund is successfully pursuing its investment objective of meeting the guarantee of principal for its shareholders during the Guarantee Period.

In assessing the reasonableness of the management fee and expense ratio for ING GET Fund — Series Q, the Board reviewed comparative information provided by the Adviser and noted that the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group, and that the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. The Board also considered the fact that, at the request of the Board, the Adviser has agreed to waive fees or otherwise pay expenses of the Fund to limit the total expenses of the Fund to 80 basis points.

ING GET Fund — Series R

In evaluating the investment performance of ING GET Fund — Series R, the Board noted that: (1) the Fund’s fixed-income component underperformed its fixed-income benchmark for all periods presented; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented, except it outperformed for the year-to-date period. The Board

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

further noted that, although the Fund has generally underperformed its benchmarks, the Fund is successfully pursuing its investment objective of meeting the guarantee of principal for its shareholders during the Guarantee Period.

In assessing the reasonableness of the management fee and expense ratio for ING GET Fund — Series R, the Board reviewed comparative information provided by the Adviser and noted that the management fee (inclusive of the administration fee) for the Fund is below the median and average management fees of the funds in its Selected Peer Group, and that the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. The Board also considered the fact that, at the request of the Board, the Adviser has agreed to waive fees or otherwise pay expenses of the Fund to limit the total expenses of the Fund to 80 basis points.

ING GET Fund — Series S

In evaluating the investment performance of ING GET Fund — Series S, the Board noted that: (1) the Fund’s fixed-income component underperformed its fixed-income benchmark for all periods presented except outperformed for the one-year period; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. The Board further noted that, although the Fund has generally underperformed its benchmarks, the Fund is successfully pursuing its investment objective of meeting the guarantee of principal for its shareholders during the Guarantee Period.

In assessing the reasonableness of the management fee and expense ratio for ING GET Fund — Series S, the Board noted that the management fee for the Fund is below the median and average management fees of the funds in its Selected Peer Group, and that the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. The Board also considered the fact that, at the request of the Board, the Adviser has agreed to waive fees or otherwise pay expenses of the Fund to limit the total expenses of the Fund to 80 basis points.

ING GET Fund — Series T

In evaluating the investment performance of ING GET Fund — Series T, the Board noted that: (1) the Fund’s fixed-income component underperformed its fixed income benchmark for all periods presented; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. The Board further noted that, although the Fund has generally underperformed its benchmarks, the Fund is successfully pursuing its investment objective of meeting the guarantee of principal for its shareholders during the Guarantee Period.

In assessing the reasonableness of the management fee and expense ratio for ING GET Fund — Series T, the Board noted that the management fee for the Fund is below the median and average management fees of the funds in its Selected Peer Group, and that the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. The Board also considered the fact that, at the request of the Board, the Adviser has agreed to waive fees or otherwise pay expenses of the Fund to limit the total expenses of the Fund to 80 basis points.

ING GET Fund — Series U

In evaluating the investment performance of ING GET Fund — Series U, the Board noted that: (1) the Fund’s fixed-income component underperformed its fixed income benchmark for all periods presented; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. The Board further noted that, although the Fund has generally underperformed its benchmarks, the Fund is successfully pursuing its investment objective of meeting the guarantee of principal for its shareholders during the Guarantee Period.

In assessing the reasonableness of the management fee and expense ratio for ING GET Fund — Series U, the Board noted that the management fee for the Fund is below the median and average management fees of the funds in its Selected Peer Group, and that the expense ratio for the Fund is significantly below the median and the average expense ratios of the funds in its Selected Peer Group. The Board also considered the fact that, at the request of the Board, the Adviser has agreed to waive fees or otherwise pay expenses of the Fund to limit the total expenses of the Fund to 80 basis points.

ING GET Fund — Series V

In evaluating the investment performance of ING GET Fund — Series V, the Board noted that: (1) the Fund’s fixed-income component underperformed its fixed-

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

income benchmark for all periods presented; and (2) the Fund’s equity component outperformed its equity benchmark for the year-to-date and one-year periods, but underperformed for the most recent calendar quarter. The Board further noted that, although the Fund has at times underperformed its benchmarks, the Fund is successfully pursuing its investment objective of meeting the guarantee of principal for its shareholders during the Guarantee Period.

In assessing the reasonableness of the management fee for ING GET Fund — Series V, the Board reviewed comparative information provided by the Adviser and noted that the management fee (inclusive of the administration fee) for the Fund is below the median and average management fees of the funds in its Selected Peer Group, and that the expense ratio for the Fund is significantly below the median and the average expense ratios of the funds in its Selected Peer Group. The Board also considered the fact that, at the request of the Board, the Adviser has agreed to waive fees or otherwise pay expenses of the Fund to limit the total expenses the Fund to 80 basis points.

Investment Manager
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

KPMG LLP
99 High Street
Boston, Massachusetts 02110

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-AGET (1205-022306)

Item 2. Code of Ethics.
     As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Exhibit 99.CODE ETH.
Item 3. Audit Committee Financial Expert.
     The Board of Trustees has determined that Corine Norgaard and Joseph Obermeyer are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Norgaard and Mr. Obermeyer are both “independent” for purposes of Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), the principal accountant for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $146,550 for year ended December 31, 2005 and $191,250 for year ended December 31, 2004.
(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $22,800 for year ended December 31, 2005 and $0 for year ended December 31, 2004.
(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $56,695 in the year ended December 31, 2005 and $97,737 in the year ended December 31, 2004. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state and excise tax returns, tax services related to mergers and routine consulting.
(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item.

None
(e)	(1) Audit Committee Pre-Approval Policies and Procedures
 1

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY
I.	Statement of Principles
Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the ING Funds (each a “Fund,” collectively, the “Funds”) set out under Paragraph I on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.
Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds’ may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.
For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors’ independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.
The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.	Audit Services
The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.
The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.
The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.
III.	Audit-related Services
Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.
The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.
IV.	Tax Services
The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.
The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may

2

not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.
The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.
V.	Other Services
The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.
The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.
A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.
VI.	Pre-approval of Fee levels and Budgeted Amounts
The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).
VII.	Procedures
Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered.
Notwithstanding this paragraph, the Committee will, on quarterly basis, receive from the independent auditors a list of services provided to date by the auditors during Pre-Approval Period.

3

VIII.	Delegation
The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.
IX.	Additional Requirements
The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.
Date last approved: December 13, 2005

4

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2006 through December 31, 2006

Service
	The Fund(s)	Fee Range

Statutory audits or financial audits (including tax services associated with audit services)	✓	As presented to Audit Committee[1]

Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.
	✓	Not to exceed $9,300 per filing

Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.
	✓	Not to exceed $8,000 during the Pre-Approval Period

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in KPMG’s Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

5

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2006 through December 31, 2006

Service
	The Fund(s)	Fund Affiliates	Fee Range

Services related to Fund mergers (Excluding tax services — See Appendix C for tax services associated with fund mergers)	✓	✓	Not to exceed $10,000 per merger

Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]
	✓		Not to exceed $5,000 per occurrence during the Pre-Approval Period

Review of the Funds’ semi-annual financial statements	✓		Not to exceed $2,100 per set of financial statements per fund

Reports to regulatory or government agencies related to the annual engagement	✓		Up to $5,000 per occurrence during the Pre-Approval Period

Regulatory compliance assistance	✓	✓	Not to exceed $5,000 per quarter

Training courses	✓	✓	Not to exceed $2,000 per course

6

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2006 through December 31, 2006

Service
	The Fund(s)	Fund Affiliates	Fee Range

Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions.	✓		As presented to Audit Committee[2]

Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	✓		As presented to Audit Committee[2]

Assistance and advice regarding year-end reporting for 1099’s	✓		As presented to Audit Committee[2]

Tax assistance and advice regarding statutory, regulatory or administrative developments	✓	✓	Not to exceed $5,000 in aggregate for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

Tax training courses	✓	✓	Not to exceed $2,000 per course during the Pre-Approval Period

Loan Staff Services		✓	Not to exceed $15,000 during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, as provided in KPMG’s Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

7

Appendix C, continued

Service
	The Fund(s)	Fund Affiliates	Fee Range

Tax services associated with Fund mergers	✓	✓	Not to exceed $4,000 per fund per merger during the Pre-Approval Period

Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, and similar routine tax consultations
	✓		Not to exceed $50,000 during the Pre-Approval Period

8

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2006 through December 31, 2006

Service
	The Fund(s)	Fund Affiliates	Fee Range

Agreed-upon procedures for Class B share 12b-1 programs		✓	Not to exceed $50,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)	✓		Not to exceed $5,000 per Fund during the Pre-Approval Period

9

Appendix E
Prohibited Non-Audit Services
Dated:     2006
•	Bookkeeping or other services related to the accounting records or financial statements of the Funds

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

10

(e)	(2) Percentage of services referred to in 4(b) — (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.
(f)	Percentage of hours expended attributable to work performed by other than full time employees of KPMG if greater than 50%.

Not applicable.
(g)	Non-Audit Fees: The non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $333,334 for year ended December 31, 2005 and $525,067 for year ended December 31, 2004.
(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments
Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider, evaluate and make recommendations to the Board with respect to the nomination and selection of Independent Trustees. In evaluating candidates, the Nominating Committee may consider a variety of factors, but specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.
The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees it identifies. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include sufficient background information concerning the candidate and should be received in a timely manner. At a minimum, the following information as to each individual proposed for nomination as director should be included: the individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected), and all information relating to such individual that is required to be disclosed in a solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.
The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the SEC.
In evaluating a candidate for the position of Independent Trustee, including any candidate recommended by shareholders of the Fund, the Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of other public companies; (iii) the candidate’s educational background, reputation for high ethical standards and professional integrity; (iv) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (v) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vi) the candidate’s ability to qualify as an Independent Trustee for purposes of the 1940 Act; and (vii) such other factors as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

13

Item 11. Controls and Procedures.
(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

(3)	Not applicable.

14

'

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING GET Fund

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	March 10, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	March 10, 2006

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 10, 2006

15